ADVISERS INVESTMENT TRUST
STATE FARM GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
Common Stocks (99.45%)
Advertising & Marketing (0.14%)
AppLovin Corp., Class A(a)	27,468	$ 14,152,338
Aerospace & Defense (0.19%)
Axon Enterprise Inc.(a)	1,500	840,915
General Electric Co.	6,900	2,578,737
Lockheed Martin Corp.	30,700	15,640,422
		19,060,074
Apparel & Textile Products (0.29%)
Tapestry Inc.	196,300	28,734,394
VF Corp.	100	1,668
		28,736,062
Asset Management (0.57%)
Blackstone Inc.	100	11,767
Charles Schwab Corp., The	100	9,227
Franklin Resources Inc.	100	3,327
Invesco Ltd.	944,800	24,933,272
Janus Henderson Group PLC	419,700	21,803,415
KKR & Co. Inc.	100	9,178
Robinhood Markets Inc., Class A(a)	43,604	4,372,609
T. Rowe Price Group Inc.	46,400	5,275,216
		56,418,011
Automotive (0.95%)
Tesla Inc.(a)	224,600	94,466,760
Banking (2.33%)
Bank of America Corp.	122,800	6,997,144
Citigroup Inc.	163,500	22,883,460
Citizens Financial Group Inc.	100	7,007
Cullen/Frost Bankers Inc.	100,900	15,591,068
Fifth Third Bancorp	12,186	686,925
Huntington Bancshares Inc.	100	1,773
JPMorgan Chase & Co.	170,900	55,940,697
KeyCorp	103,600	2,387,980
M&T Bank Corp.	62,000	14,756,620
Regions Financial Corp.	100	3,020
Truist Financial Corp.	100	4,982
U.S. Bancorp	100	6,040
Wells Fargo & Co.	1,359,500	112,349,080
Zions Bancorp NA	100	6,919
		231,622,715
Beverages (1.00%)
Coca-Cola Co., The	745,000	60,546,150
PepsiCo Inc.	283,300	38,358,820
		98,904,970
Biotechnology & Pharmaceuticals (11.73%)
AbbVie Inc.	612,600	154,154,664
Amgen Inc.	100,885	36,532,476
Bristol-Myers Squibb Co.	159,200	9,173,104
Eli Lilly & Co.	233,400	279,946,962
Gilead Sciences Inc.	162,400	20,517,616
Johnson & Johnson	2,125,520	539,818,314
	Shares	Value
Common Stocks (Cont.)
Biotechnology & Pharmaceuticals (Cont.)
Merck & Co. Inc.	128,150	$ 16,467,275
Pfizer Inc.	2,407,532	57,973,371
Zoetis Inc.	705,396	50,689,757
		1,165,273,539
Chemicals (2.89%)
Air Products and Chemicals Inc.	724,900	212,526,182
Ashland Inc.	65,100	4,289,439
Avery Dennison Corp.	42,800	6,948,580
Corteva Inc.	154,200	13,059,198
Ecolab Inc.	4,200	1,170,162
International Flavors & Fragrances Inc.	524,541	41,554,138
Linde PLC	5,100	2,646,594
LyondellBasell Industries NV, Class A	93,400	4,917,510
		287,111,803
Commercial Support Services (0.90%)
Automatic Data Processing Inc.	120,300	26,941,185
Cintas Corp.	79,300	13,487,344
H&R Block Inc.	658,400	25,071,872
Republic Services Inc.	23,900	5,092,612
Robert Half Inc.	609,800	18,720,860
		89,313,873
Computers (0.21%)
Sandisk Corp.(a)	8,613	19,583,636
Super Micro Computer Inc.(a)	49,251	1,444,532
		21,028,168
Construction Materials (2.51%)
Vulcan Materials Co.	844,800	249,224,448
Consumer Services (0.01%)
Grand Canyon Education Inc.(a)	7,100	1,016,081
Containers & Packaging (0.51%)
AptarGroup Inc.	391,597	49,027,944
Packaging Corp of America	8,700	2,073,036
		51,100,980
Diversified Industrials (1.93%)
3M Co.	91,900	14,879,529
Illinois Tool Works Inc.	652,300	176,427,581
		191,307,110
E-Commerce Discretionary (1.98%)
Amazon.com Inc.(a)	811,600	193,436,744
eBay Inc.	26,300	2,939,025
Etsy Inc.(a)	100	7,533
		196,383,302
Electric Utilities (1.22%)
AES Corp., The	713,600	10,461,376
Alliant Energy Corp.	48,600	3,707,694
Brookfield Renewable Corp.	239,600	8,893,952

ADVISERS INVESTMENT TRUST
STATE FARM GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)
	Shares	Value
Common Stocks (Cont.)
Electric Utilities (Cont.)
Clearway Energy Inc., Class C	283,700	$ 9,696,866
Consolidated Edison Inc.	126,200	13,961,506
Constellation Energy Corp.	3,400	844,458
Duke Energy Corp.	82,800	10,480,824
Edison International	251,900	18,753,955
Evergy Inc.	151,400	13,085,502
NRG Energy Inc.	2,300	335,938
OGE Energy Corp.	287,800	14,004,348
Public Service Enterprise Group Inc.	24,100	1,955,956
Southern Co., The	156,800	15,007,328
		121,189,703
Electrical Equipment (1.13%)
AMETEK Inc.	7,400	1,790,356
Emerson Electric Co.	126,400	18,094,160
GE Vernova Inc.	47,300	55,570,878
Generac Holdings Inc.(a)	100	29,281
Rockwell Automation Inc.	1,000	495,080
Vertiv Holdings Co., Class A	109,100	36,528,862
		112,508,617
Entertainment Content (2.36%)
Electronic Arts Inc.	18,800	3,854,752
Netflix Inc.(a)	682,000	48,694,800
Paramount Skydance Corp., Class B	100	986
Take-Two Interactive Software Inc.(a)	1,036	258,979
Walt Disney Co., The	1,885,840	181,512,100
Warner Bros Discovery Inc.(a)	100	2,666
		234,324,283
Food (0.54%)
Hershey Co., The	57,600	10,105,920
McCormick & Co. Inc.	856,600	43,189,772
		53,295,692
Gas & Water Utilities (0.25%)
National Fuel Gas Co.	77,000	5,945,170
UGI Corp.	549,500	18,979,730
		24,924,900
Health Care Facilities & Services (0.48%)
Cardinal Health Inc.	54,400	12,923,264
Cencora Inc.	6,100	1,726,178
Chemed Corp.	22,600	10,525,724
Encompass Health Corp.	12,100	1,223,068
McKesson Corp.	20,000	15,112,000
Medpace Holdings Inc.(a)	5,500	2,912,745
Quest Diagnostics Inc.	16,500	3,497,175
		47,920,154
Home & Office Products (0.57%)
HNI Corp.	1,235,100	49,910,391
Scotts Miracle-Gro Co., The	100,000	6,811,000
		56,721,391
	Shares	Value
Common Stocks (Cont.)
Household Products (1.61%)
Colgate-Palmolive Co.	367,600	$ 33,701,568
Kenvue Inc.	1,427,196	27,273,716
Procter & Gamble Co., The	674,755	98,946,073
		159,921,357
Institutional Financial Services (0.31%)
Cboe Global Markets Inc.	26,400	6,406,488
CME Group Inc.	3,900	861,237
Coinbase Global Inc., Class A(a)	22,511	3,290,883
Goldman Sachs Group Inc., The	4,100	4,146,617
Intercontinental Exchange Inc.	58,400	7,189,624
Jefferies Financial Group Inc.	86,700	4,333,266
Morgan Stanley	7,200	1,505,088
Northern Trust Corp.	20,600	3,581,104
		31,314,307
Insurance (0.79%)
Allstate Corp., The	24,500	5,829,530
American Financial Group Inc.	55,000	7,696,700
Assurant Inc.	23,200	6,229,896
Axis Capital Holdings Ltd.	91,700	9,852,248
Berkshire Hathaway Inc., Class B(a)	6,500	3,252,535
Equitable Holdings Inc.	245,800	10,785,704
Hartford Insurance Group Inc., The	54,400	7,209,088
Lincoln National Corp.	89,600	3,167,360
Loews Corp.	69,100	7,822,811
Old Republic International Corp.	111,700	4,570,764
Willis Towers Watson PLC	47,900	12,519,623
		78,936,259
Internet Media & Services (6.88%)
Airbnb Inc., Class A(a)	100	14,310
Alphabet Inc., Class A	1,459,500	521,581,515
Alphabet Inc., Class C	118,420	41,841,339
Booking Holdings Inc.	10,000	1,782,400
Expedia Group Inc.	3,300	844,404
Match Group Inc.	7,900	300,595
Meta Platforms Inc., Class A	176,057	99,171,147
Uber Technologies Inc.(a)	7,200	519,552
VeriSign Inc.	67,400	16,955,144
		683,010,406
IT Services (0.54%)
Accenture PLC, Class A	121,300	15,094,572
Amdocs Ltd.	321,100	16,228,394
Cognizant Technology Solutions Corp., Class A	125,100	4,845,123
DXC Technology Co.(a)	100	885
International Business Machines Corp.	61,800	17,378,778
		53,547,752
Leisure Facilities & Services (0.83%)
Caesars Entertainment Inc.(a)	100	3,018
Carnival Corp., Ltd.	111,600	3,188,412

ADVISERS INVESTMENT TRUST
STATE FARM GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)
	Shares	Value
Common Stocks (Cont.)
Leisure Facilities & Services (Cont.)
Chipotle Mexican Grill Inc.(a)	100	$ 3,400
Domino's Pizza Inc.	32,200	9,532,488
Las Vegas Sands Corp.	100	4,619
McDonald's Corp.	66,300	17,921,553
MGM Resorts International(a)	100	4,781
Norwegian Cruise Line Holdings Ltd.(a)	100	2,111
Royal Caribbean Cruises Ltd.	40,800	12,955,224
TKO Group Holdings Inc.	39,900	8,032,269
Vail Resorts Inc.	40,500	5,514,075
Wendy's Co., The	1,002,700	8,312,383
Wyndham Hotels & Resorts Inc.	32,900	2,770,509
Wynn Resorts Ltd.	100	9,709
Yum! Brands Inc.	87,900	14,051,694
		82,306,245
Machinery (6.80%)
Caterpillar Inc.	623,448	663,909,775
MSA Safety Inc.	12,900	2,252,082
Snap-on Inc.	10,900	4,386,160
Veralto Corp.	57,800	5,125,704
		675,673,721
Medical Equipment & Devices (1.12%)
Abbott Laboratories	393,800	35,733,412
Agilent Technologies Inc.	548,071	72,800,271
Dexcom Inc.(a)	100	6,735
Insulet Corp.(a)	100	15,225
Solventum Corp.(a)	23,075	1,780,236
Thermo Fisher Scientific Inc.	1,600	802,176
		111,138,055
Metals & Mining (0.48%)
Rio Tinto PLC Sponsored ADR	479,900	45,556,907
Royal Gold Inc.	9,500	1,896,295
		47,453,202
Oil & Gas Supply Chain (2.36%)
Antero Midstream Corp.	190,000	4,322,500
APA Corp.	490,700	15,982,099
Cheniere Energy Inc.	57,900	13,838,679
Chevron Corp.	836,200	138,608,512
ConocoPhillips	120,973	12,576,353
Devon Energy Corp.	100	4,132
Diamondback Energy Inc.	24,200	4,253,876
EOG Resources Inc.	81,600	10,585,968
EQT Corp.	100	5,317
Exxon Mobil Corp.	60,000	8,203,200
Occidental Petroleum Corp.	42,100	2,044,797
Targa Resources Corp.	80,600	21,612,084
Texas Pacific Land Corp.	5,400	2,363,256
		234,400,773
Oil, Gas Services & Equipment (0.00%)
Baker Hughes Co.	100	5,550
	Shares	Value
Common Stocks (Cont.)
Publishing & Broadcasting (0.10%)
Nexstar Media Group Inc.	58,500	$ 10,447,515
Real Estate Investment Trusts (1.76%)
Alexandria Real Estate Equities Inc.	100	5,285
AvalonBay Communities Inc.	42,900	8,094,801
Brixmor Property Group Inc.	51,900	1,636,407
Camden Property Trust	118,800	13,601,412
EPR Properties	268,500	15,575,685
Essex Property Trust Inc.	38,700	11,284,533
Federal Realty Investment Trust	138,200	17,059,408
Gaming and Leisure Properties Inc.	19,900	886,147
Highwoods Properties Inc.	309,200	9,325,472
Host Hotels & Resorts Inc.	306,300	7,262,373
Iron Mountain Inc.	129,400	16,344,514
Lamar Advertising Co., Class A	176,300	27,499,274
Prologis Inc.	2,700	365,769
Public Storage	38,700	12,318,597
Regency Centers Corp.	63,700	5,079,438
Simon Property Group Inc.	125,900	28,157,535
		174,496,650
Real Estate Services (0.00%)
CBRE Group Inc., Class A(a)	100	13,469
Retail - Consumer Staples (3.10%)
Costco Wholesale Corp.	33,200	31,057,604
Walmart Inc.	2,443,000	276,694,180
		307,751,784
Retail - Discretionary (0.81%)
AutoZone Inc.(a)	1,600	5,113,504
Bath & Body Works Inc.	119,300	2,759,409
Carvana Co.(a)	71,370	4,697,573
Dick's Sporting Goods Inc.	7,400	1,678,394
Home Depot Inc., The	16,000	5,642,880
O'Reilly Automotive Inc.(a)	107,300	9,881,257
TJX Cos. Inc., The	137,200	20,785,800
Williams-Sonoma Inc.	126,300	29,440,530
		79,999,347
Semiconductors (16.86%)
Advanced Micro Devices Inc.(a)	59,820	34,750,036
Analog Devices Inc.	57,700	22,916,709
Applied Materials Inc.	6,300	4,554,900
ASML Holding NV NY Reg. Shares	205,282	408,396,222
Broadcom Inc.	515,100	194,579,025
Cirrus Logic Inc.(a)	40,000	5,941,200
Intel Corp.(a)	151,907	21,210,774
KLA Corp.	424,000	127,925,040
Lam Research Corp.	162,600	70,459,458
Micron Technology Inc.	46,664	53,863,789
NVIDIA Corp.	3,549,400	710,199,446
QUALCOMM Inc.	54,900	10,144,971
Texas Instruments Inc.	31,726	9,456,569
		1,674,398,139

ADVISERS INVESTMENT TRUST
STATE FARM GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)
	Shares	Value
Common Stocks (Cont.)
Software (3.53%)
Adobe Inc.(a)	6,800	$ 1,394,136
Appfolio Inc., Class A(a)	24,800	3,976,680
Cadence Design Systems Inc.(a)	4,600	1,726,472
Datadog Inc., Class A(a)	3,837	999,001
Dropbox Inc., Class A(a)	298,900	8,210,783
Fortinet Inc.(a)	100	15,362
Gen Digital Inc.	81,400	2,026,046
Intuit Inc.	8,100	2,114,100
Microsoft Corp.	859,869	320,748,335
Oracle Corp.	27,553	4,037,892
Palo Alto Networks Inc.(a)	2,400	818,448
Roper Technologies Inc.	1,400	473,746
Salesforce Inc.	7,900	1,237,614
Tyler Technologies Inc.(a)	8,900	2,602,894
		350,381,509
Specialty Finance (1.36%)
AGNC Investment Corp.	847,900	9,242,110
Ally Financial Inc.	6,500	298,675
Block Inc.(a)	55,575	4,223,700
Broadridge Financial Solutions Inc.	32,900	4,505,655
Credit Acceptance Corp.(a)	27,800	17,701,372
FactSet Research Systems Inc.	3,744	861,420
Fair Isaac Corp.(a)	300	358,434
Global Payments Inc.	100	7,256
Mastercard Inc., Class A	1,864	957,350
MGIC Investment Corp.	400,700	11,299,740
Moody's Corp.	13,000	5,887,960
MSCI Inc.	12,800	7,168,512
OneMain Holdings Inc.	350,000	21,339,500
Rithm Capital Corp.	597,500	5,610,525
S&P Global Inc.	2,200	895,972
UWM Holdings Corp.	1,972,419	4,516,840
Verisk Analytics Inc.	56,100	10,071,633
Visa Inc., Class A	51,612	17,707,561
Western Union Co., The	1,597,400	12,299,980
		134,954,195
Steel (0.74%)
Nucor Corp.	331,800	73,908,450
Technology Hardware (11.23%)
Apple Inc.	3,344,968	967,899,941
Cisco Systems Inc.	233,200	27,391,672
Corning Inc.	339,200	86,641,856
Dell Technologies Inc., Class C	100	43,146
F5 Inc.(a)	3,500	1,455,860
HP Inc.	148,200	3,251,508
Lumentum Holdings Inc.(a)	621	532,855
Motorola Solutions Inc.	24,200	10,050,018
Teledyne Technologies Inc.(a)	26,100	17,406,090
Western Digital Corp.	1,982	1,265,943
		1,115,938,889
Telecommunications (0.60%)
AT&T Inc.	46,300	958,410
	Shares	Value
Common Stocks (Cont.)
Telecommunications (Cont.)
Iridium Communications Inc.	87,700	$ 4,810,345
Millicom International Cellular SA	323,400	29,351,784
T-Mobile US Inc.	26,900	4,511,937
Verizon Communications Inc.	472,200	19,992,948
		59,625,424
Tobacco & Cannabis (0.61%)
Altria Group Inc.	455,300	32,758,835
Philip Morris International Inc.	155,500	28,131,505
		60,890,340
Transportation & Logistics (0.43%)
American Airlines Group Inc.(a)	100	1,807
Delta Air Lines Inc.	100	9,366
Expeditors International of Washington Inc.	12,700	2,069,846
Landstar System Inc.	102,000	21,094,620
Ryder System Inc.	31,000	8,176,870
Union Pacific Corp.	42,600	11,587,200
United Airlines Holdings Inc.(a)	100	13,599
		42,953,308
Wholesale - Consumer Staples (1.91%)
Archer-Daniels-Midland Co.	2,487,154	190,018,566
Total Common Stocks (cost $2,262,738,474)		9,879,490,186

	Principal amount	Value
U.S. Treasury Obligations (0.01%)
U.S. Treasury Bill 3.586%, 10/15/2026(b),(c)	$ 907,000	897,131
Total U.S. Treasury Obligations (cost $897,425)		897,131

	Shares	Value
Short-term Investments (0.50%)
Northern Institutional Treasury Portfolio (Premier Class), 3.513%(d)	49,319,524	49,319,524
Total Short-term Investments (cost $49,319,524)		49,319,524
TOTAL INVESTMENTS (99.96%) (cost $2,312,955,423)		9,929,706,841
OTHER ASSETS, NET OF LIABILITIES (0.04%)		3,871,840
NET ASSETS (100.00%)		$9,933,578,681

ADVISERS INVESTMENT TRUST
STATE FARM GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

(a)	Non-income producing security.
(b)	Security pledged as collateral to cover margin requirements for open futures contracts.
(c)	Discount rate at the time of purchase.
(d)	Rate shown is the 7-day yield as of June 30, 2026.
PLC
Public Limited Company
ADR
American Depositary Receipt
At June 30, 2026, the Fund had open futures contracts as follows:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P 500	35	9/18/2026	USD	$13,209,438	$156,625

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
Common Stocks (73.25%)
Advertising & Marketing (0.00%)
AppLovin Corp., Class A(a)	1	$ 515
Aerospace & Defense (0.13%)
Axon Enterprise Inc.(a)	1	561
General Electric Co.	1,600	597,968
Lockheed Martin Corp.	6,100	3,107,706
		3,706,235
Apparel & Textile Products (0.35%)
Tapestry Inc.	67,400	9,866,012
Asset Management (0.18%)
Ameriprise Financial Inc.	500	229,380
Charles Schwab Corp., The	100	9,227
Invesco Ltd.	128,100	3,380,559
Janus Henderson Group PLC	24,900	1,293,555
Robinhood Markets Inc., Class A(a)	1	100
		4,912,821
Automotive (0.20%)
Tesla Inc.(a)	13,427	5,647,396
Banking (1.85%)
Bank of America Corp.	19,700	1,122,506
Citigroup Inc.	6,400	895,744
Cullen/Frost Bankers Inc.	16,900	2,611,388
Fifth Third Bancorp	36,392	2,051,417
JPMorgan Chase & Co.	28,000	9,165,240
M&T Bank Corp.	19,000	4,522,190
Wells Fargo & Co.	379,300	31,345,352
		51,713,837
Beverages (0.65%)
Coca-Cola Co., The	147,257	11,967,576
PepsiCo Inc.	46,400	6,282,560
		18,250,136
Biotechnology & Pharmaceuticals (9.34%)
AbbVie Inc.	69,700	17,539,308
Amgen Inc.	44,950	16,277,294
Bristol-Myers Squibb Co.	7,100	409,102
Eli Lilly & Co.	74,213	89,013,298
Gilead Sciences Inc.	33,100	4,181,854
Johnson & Johnson	387,309	98,364,867
Merck & Co. Inc.	40,100	5,152,850
Moderna Inc.(a)	100	7,003
Pfizer Inc.	588,340	14,167,227
Zoetis Inc.	229,295	16,477,139
		261,589,942
Cable & Satellite (0.00%)
EchoStar Corp., Class A(a)	35	3,553
Chemicals (2.61%)
Air Products and Chemicals Inc.	195,500	57,316,690
Ashland Inc.	13,700	902,693
Avery Dennison Corp.	8,100	1,315,035
	Shares	Value
Common Stocks (Cont.)
Chemicals (Cont.)
Corteva Inc.	34,400	$ 2,913,336
International Flavors & Fragrances Inc.	119,888	9,497,528
LyondellBasell Industries NV, Class A	20,200	1,063,530
Qnity Electronics Inc.	1	163
		73,008,975
Commercial Support Services (0.67%)
Automatic Data Processing Inc.	38,800	8,689,260
Cintas Corp.	16,400	2,789,312
H&R Block Inc.	65,300	2,486,624
Republic Services Inc.	3,500	745,780
Robert Half Inc.	131,200	4,027,840
		18,738,816
Computers (0.07%)
Sandisk Corp.(a)	780	1,773,509
Super Micro Computer Inc.(a)	3,706	108,697
		1,882,206
Construction Materials (1.12%)
Vulcan Materials Co.	106,400	31,389,064
Consumer Services (0.01%)
Grand Canyon Education Inc.(a)	2,900	415,019
Containers & Packaging (0.44%)
AptarGroup Inc.	97,500	12,207,000
Packaging Corp of America	1,100	262,108
		12,469,108
Diversified Financial Services (0.02%)
Blackrock Inc.	500	480,780
Diversified Industrials (1.57%)
3M Co.	53,000	8,581,230
Illinois Tool Works Inc.	130,400	35,269,288
		43,850,518
E-Commerce Discretionary (0.75%)
Amazon.com Inc.(a)	87,843	20,936,501
eBay Inc.	100	11,175
		20,947,676
Electric Utilities (0.90%)
AES Corp., The	158,000	2,316,280
Alliant Energy Corp.	14,800	1,129,092
Clearway Energy Inc., Class C	54,500	1,862,810
Consolidated Edison Inc.	24,900	2,754,687
Constellation Energy Corp.	800	198,696
Duke Energy Corp.	21,000	2,658,180
Edison International	61,400	4,571,230
Evergy Inc.	32,700	2,826,261
NRG Energy Inc.	3,200	467,392
OGE Energy Corp.	59,200	2,880,672
Public Service Enterprise Group Inc.	3,600	292,176

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)
	Shares	Value
Common Stocks (Cont.)
Electric Utilities (Cont.)
Southern Co., The	33,500	$ 3,206,285
Vistra Corp.	100	15,863
		25,179,624
Electrical Equipment (0.66%)
Emerson Electric Co.	62,400	8,932,560
GE Vernova Inc.	5,800	6,814,188
Generac Holdings Inc.(a)	100	29,281
Vertiv Holdings Co., Class A	8,300	2,779,006
		18,555,035
Entertainment Content (1.75%)
Electronic Arts Inc.	200	41,008
Netflix Inc.(a)	15,200	1,085,280
Paramount Skydance Corp., Class B	100	986
Take-Two Interactive Software Inc.(a)	100	24,998
Walt Disney Co., The	496,695	47,806,894
Warner Bros Discovery Inc.(a)	100	2,666
		48,961,832
Food (0.08%)
Hershey Co., The	12,800	2,245,760
Nestle SA Sponsored ADR	100	10,269
		2,256,029
Gas & Water Utilities (0.16%)
National Fuel Gas Co.	3,800	293,398
UGI Corp.	123,500	4,265,690
		4,559,088
Health Care Facilities & Services (0.27%)
Cencora Inc.	701	198,369
Chemed Corp.	4,700	2,188,978
Encompass Health Corp.	4,500	454,860
McKesson Corp.	4,500	3,400,200
Medpace Holdings Inc.(a)	900	476,631
Quest Diagnostics Inc.	4,300	911,385
		7,630,423
Home & Office Products (0.30%)
HNI Corp.	160,000	6,465,600
Scotts Miracle-Gro Co., The	27,900	1,900,269
		8,365,869
Household Products (2.02%)
Kenvue Inc.	205,557	3,928,194
Procter & Gamble Co., The	359,200	52,673,088
		56,601,282
Institutional Financial Services (0.16%)
Cboe Global Markets Inc.	5,100	1,237,617
CME Group Inc.	500	110,415
Goldman Sachs Group Inc., The	800	809,096
Intercontinental Exchange Inc.	11,000	1,354,210
	Shares	Value
Common Stocks (Cont.)
Institutional Financial Services (Cont.)
Morgan Stanley	1,700	$ 355,368
Northern Trust Corp.	3,400	591,056
		4,457,762
Insurance (0.44%)
Allstate Corp., The	4,000	951,760
American Financial Group Inc.	14,300	2,001,142
Assurant Inc.	3,800	1,020,414
Axis Capital Holdings Ltd.	6,800	730,592
Berkshire Hathaway Inc., Class B(a)	1,700	850,663
Hanover Insurance Group Inc., The	100	21,412
Hartford Insurance Group Inc., The	11,600	1,537,232
Lincoln National Corp.	15,600	551,460
Loews Corp.	13,900	1,573,619
Old Republic International Corp.	18,400	752,928
Willis Towers Watson PLC	8,800	2,300,056
		12,291,278
Internet Media & Services (7.19%)
Airbnb Inc., Class A(a)	100	14,310
Alphabet Inc., Class A	391,440	139,888,913
Alphabet Inc., Class C	71,180	25,150,029
Booking Holdings Inc.	600	106,944
Expedia Group Inc.	1	256
Match Group Inc.	100	3,805
Meta Platforms Inc., Class A	57,730	32,518,732
Uber Technologies Inc.(a)	1,500	108,240
VeriSign Inc.	14,900	3,748,244
		201,539,473
IT Services (0.26%)
Accenture PLC, Class A	2,400	298,656
Amdocs Ltd.	45,900	2,319,786
Cognizant Technology Solutions Corp., Class A	26,600	1,030,218
DXC Technology Co.(a)	100	885
International Business Machines Corp.	13,300	3,740,093
		7,389,638
Leisure Facilities & Services (0.47%)
Caesars Entertainment Inc.(a)	100	3,018
Carnival Corp., Ltd.	100	2,857
Chipotle Mexican Grill Inc.(a)	100	3,400
Domino's Pizza Inc.	6,800	2,013,072
McDonald's Corp.	14,200	3,838,402
MGM Resorts International(a)	100	4,781
Norwegian Cruise Line Holdings Ltd.(a)	100	2,111
Royal Caribbean Cruises Ltd.	100	31,753
Vail Resorts Inc.	17,000	2,314,550
Wendy's Co., The	217,100	1,799,759
Wynn Resorts Ltd.	100	9,709
Yum! Brands Inc.	20,100	3,213,186
		13,236,598

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)
	Shares	Value
Common Stocks (Cont.)
Machinery (6.10%)
Caterpillar Inc.	141,243	$ 150,409,671
Deere & Co.	20,002	12,687,868
Donaldson Co. Inc.	36,517	3,278,131
MSA Safety Inc.	2,000	349,160
Snap-on Inc.	2,600	1,046,240
Veralto Corp.	34,900	3,094,932
		170,866,002
Medical Equipment & Devices (0.90%)
Abbott Laboratories	53,975	4,897,692
Agilent Technologies Inc.	143,587	19,072,661
Dexcom Inc.(a)	100	6,735
Insulet Corp.(a)	1	152
Solventum Corp.(a)	13,250	1,022,238
Thermo Fisher Scientific Inc.	300	150,408
		25,149,886
Metals & Mining (0.38%)
Rio Tinto PLC Sponsored ADR	110,100	10,451,793
Royal Gold Inc.	1,500	299,415
		10,751,208
Oil & Gas Supply Chain (1.79%)
Antero Midstream Corp.	100	2,275
APA Corp.	100	3,257
Cheniere Energy Inc.	12,900	3,083,229
Chevron Corp.	196,900	32,638,144
ConocoPhillips	20,200	2,099,992
EOG Resources Inc.	16,100	2,088,653
Exxon Mobil Corp.	54,400	7,437,568
Occidental Petroleum Corp.	100	4,857
Targa Resources Corp.	10,400	2,788,656
		50,146,631
Publishing & Broadcasting (0.00%)
News Corp., Class A	100	2,483
Nexstar Media Group Inc.	600	107,154
		109,637
Real Estate Investment Trusts (1.14%)
AvalonBay Communities Inc.	9,500	1,792,555
Camden Property Trust	25,700	2,942,393
EPR Properties	45,400	2,633,654
Essex Property Trust Inc.	9,100	2,653,469
Federal Realty Investment Trust	29,600	3,653,824
Highwoods Properties Inc.	76,300	2,301,208
Host Hotels & Resorts Inc.	68,100	1,614,651
Lamar Advertising Co., Class A	21,600	3,369,168
Mid-America Apartment Communities Inc.	700	97,258
Prologis Inc.	500	67,735
Public Storage	9,100	2,896,621
Regency Centers Corp.	13,200	1,052,568
Simon Property Group Inc.	30,200	6,754,230
		31,829,334
	Shares	Value
Common Stocks (Cont.)
Retail - Consumer Staples (1.37%)
Costco Wholesale Corp.	7,000	$ 6,548,290
Walgreens Boots Alliance Inc.(a),(b)	100	-
Walmart Inc.	281,400	31,871,364
		38,419,654
Retail - Discretionary (0.45%)
AutoZone Inc.(a)	300	958,782
Bath & Body Works Inc.	100	2,313
Carvana Co.(a)	8,935	588,102
Home Depot Inc., The	3,800	1,340,184
Lowe's Cos. Inc.	300	66,147
O'Reilly Automotive Inc.(a)	19,200	1,768,128
TJX Cos. Inc., The	30,500	4,620,750
Williams-Sonoma Inc.	14,400	3,356,640
		12,701,046
Semiconductors (8.71%)
Advanced Micro Devices Inc.(a)	100	58,091
Analog Devices Inc.	11,901	4,726,720
Applied Materials Inc.	1,300	939,900
ASML Holding NV NY Reg. Shares	11,521	22,920,338
Broadcom Inc.	95,600	36,112,900
Cirrus Logic Inc.(a)	8,500	1,262,505
Intel Corp.(a)	100	13,963
KLA Corp.	31,000	9,353,010
Lam Research Corp.	10,800	4,679,964
Microchip Technology Inc.	100	9,120
Micron Technology Inc.	4,857	5,606,387
Monolithic Power Systems Inc.	1	1,382
NVIDIA Corp.	788,531	157,777,168
ON Semiconductor Corp.(a)	100	9,454
Qorvo Inc.(a)	100	9,327
QUALCOMM Inc.	2,300	425,017
Skyworks Solutions Inc.	100	6,780
Texas Instruments Inc.	1	298
		243,912,324
Software (2.51%)
Adobe Inc.(a)	1,500	307,530
Appfolio Inc., Class A(a)	5,900	946,065
Autodesk Inc.(a)	1	194
Cadence Design Systems Inc.(a)	1,400	525,448
Datadog Inc., Class A(a)	1	260
Dropbox Inc., Class A(a)	65,600	1,802,032
Fortinet Inc.(a)	100	15,362
Gen Digital Inc.	100	2,489
Intuit Inc.	3,200	835,200
Microsoft Corp.	168,121	62,712,496
Oracle Corp.	300	43,965
Palantir Technologies Inc., Class A(a)	21,500	2,508,405
Palo Alto Networks Inc.(a)	1	341
Paycom Software Inc.	100	12,568
Salesforce Inc.	1,500	234,990
Tyler Technologies Inc.(a)	1,700	497,182
		70,444,527

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)
	Shares	Value
Common Stocks (Cont.)
Specialty Finance (1.24%)
AGNC Investment Corp.	334,800	$ 3,649,320
Annaly Capital Management Inc.	75,600	1,690,416
Broadridge Financial Solutions Inc.	5,800	794,310
Credit Acceptance Corp.(a)	6,300	4,011,462
GATX Corp.	4,200	744,198
Mastercard Inc., Class A	439	225,470
MGIC Investment Corp.	86,600	2,442,120
Moody's Corp.	2,900	1,313,468
MSCI Inc.	2,800	1,568,112
OneMain Holdings Inc.	77,800	4,743,466
PayPal Holdings Inc.	100	4,318
Rithm Capital Corp.	136,100	1,277,979
S&P Global Inc.	500	203,630
Starwood Property Trust Inc.	222,300	3,641,274
Verisk Analytics Inc.	11,800	2,118,454
Visa Inc., Class A	10,430	3,578,429
Western Union Co., The	342,500	2,637,250
		34,643,676
Steel (1.92%)
Nucor Corp.	242,000	53,905,500
Technology Hardware (9.82%)
Apple Inc.	775,904	224,515,581
Ciena Corp.(a)	295	144,715
Cisco Systems Inc.	8,500	998,410
Corning Inc.	164,692	42,067,278
Dell Technologies Inc., Class C	100	43,146
F5 Inc.(a)	1,900	790,324
HP Inc.	18,200	399,308
Motorola Solutions Inc.	5,600	2,325,624
Seagate Technology Holdings PLC	1	965
Teledyne Technologies Inc.(a)	5,700	3,801,330
Western Digital Corp.	100	63,872
		275,150,553
Telecommunications (0.28%)
AT&T Inc.	6,200	128,340
Iridium Communications Inc.	16,300	894,055
Millicom International Cellular SA	34,100	3,094,916
T-Mobile US Inc.	6,100	1,023,153
Verizon Communications Inc.	63,100	2,671,654
		7,812,118
Tobacco & Cannabis (0.29%)
Altria Group Inc.	57,000	4,101,150
Philip Morris International Inc.	22,400	4,052,384
		8,153,534
Transportation & Logistics (0.36%)
American Airlines Group Inc.(a)	100	1,807
Expeditors International of Washington Inc.	4,800	782,304
	Shares	Value
Common Stocks (Cont.)
Transportation & Logistics (Cont.)
Landstar System Inc.	20,900	$ 4,322,329
Union Pacific Corp.	17,866	4,859,552
		9,965,992
Wholesale - Consumer Staples (1.37%)
Archer-Daniels-Midland Co.	502,632	38,401,085
Wholesale - Discretionary (0.00%)
Copart Inc.(a)	100	2,819
Total Common Stocks (cost $419,560,212)		2,052,262,066

	Principal amount	Value
Corporate Bonds (7.60%)
Advertising & Marketing (0.01%)
AppLovin Corp. 5.500%, 12/01/2034	$ 150,000	151,356
		151,356
Aerospace & Defense (0.12%)
Lockheed Martin Corp. 5.100%, 11/15/2027	250,000	252,857
4.450%, 05/15/2028	250,000	250,285
5.250%, 01/15/2033	250,000	258,318
4.800%, 08/15/2034	100,000	99,568
5.000%, 08/15/2035	75,000	75,330
Boeing Co., The 3.250%, 02/01/2028	250,000	244,709
5.150%, 05/01/2030	250,000	253,048
3.625%, 02/01/2031	150,000	142,641
6.528%, 05/01/2034	200,000	217,583
HEICO Corp. 5.250%, 08/01/2028	150,000	151,756
Honeywell Aerospace Inc. 4.000%, 03/16/2029(c)	100,000	98,634
4.300%, 03/16/2031(c)	100,000	98,274
4.600%, 03/16/2033(c)	100,000	98,149
4.950%, 03/16/2036(c)	100,000	98,473
General Electric Co. 4.300%, 07/29/2030	100,000	99,098
4.900%, 01/29/2036	50,000	49,932
RTX Corp. 6.000%, 03/15/2031	200,000	211,049
5.150%, 02/27/2033	250,000	254,533
L3Harris Technologies Inc. 5.400%, 07/31/2033	100,000	102,228
Northrop Grumman Corp. 4.900%, 06/01/2034	100,000	99,555
General Dynamics Corp. 4.950%, 08/15/2035	100,000	100,173

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Aerospace & Defense (Cont.)
Textron Inc. 4.950%, 03/15/2036	$ 50,000	$ 48,701
Howmet Aerospace Inc. 4.750%, 04/15/2036	50,000	48,652
		3,353,546
Asset Management (0.17%)
Blue Owl Credit Income Corp. 7.750%, 09/16/2027	250,000	255,395
7.950%, 06/13/2028	100,000	103,413
5.800%, 03/15/2030	100,000	97,430
Blackstone Secured Lending Fund 5.875%, 11/15/2027	150,000	151,068
Brookfield Finance Inc. 3.900%, 01/25/2028	100,000	98,822
5.675%, 01/15/2035	100,000	101,638
Charles Schwab Corp., The 2.000%, 03/20/2028	100,000	95,991
5.643%, 05/19/2029(d)	100,000	101,893
6.196%, 11/17/2029(d)	100,000	103,427
4.625%, 03/22/2030	50,000	50,289
4.343%, 11/14/2031(d)	100,000	98,346
5.853%, 05/19/2034(d)	150,000	156,738
6.136%, 08/24/2034(d)	100,000	106,244
4.914%, 11/14/2036(d)	100,000	97,576
5.493%, 05/21/2037(d)	75,000	76,012
UBS AG 5.650%, 09/11/2028	200,000	204,793
Blackstone Private Credit Fund 4.000%, 01/15/2029	250,000	238,920
6.000%, 01/29/2032	50,000	49,277
6.000%, 11/22/2034	100,000	96,254
Goldman Sachs BDC Inc. 5.100%, 01/28/2029	50,000	48,837
Goldman Sachs Private Credit Corp. 5.375%, 01/31/2029	100,000	99,173
6.250%, 05/06/2030	50,000	50,660
5.875%, 01/31/2031	50,000	49,387
Ares Capital Corp. 5.875%, 03/01/2029	150,000	151,188
5.950%, 07/15/2029	150,000	151,507
5.800%, 03/08/2032	50,000	49,548
Blue Owl Capital Corp. 5.950%, 03/15/2029	100,000	99,998
6.200%, 07/15/2030	50,000	49,822
Ares Strategic Income Fund 6.350%, 08/15/2029	100,000	100,914
5.600%, 02/15/2030	100,000	98,271
Sixth Street Lending Partners 5.750%, 01/15/2030	100,000	99,353
Blackrock Inc. 2.400%, 04/30/2030	250,000	231,451
4.750%, 05/25/2033	150,000	150,193
MSD Investment Corp. 6.250%, 05/31/2030	50,000	49,488
	Principal amount	Value
Corporate Bonds (Cont.)
Asset Management (Cont.)
HPS Corporate Lending Fund 5.850%, 06/05/2030	$ 50,000	$ 49,293
5.450%, 11/15/2030	200,000	193,342
HA Sustainable Infrastructure Capital Inc. 6.150%, 01/15/2031	50,000	51,262
6.375%, 07/01/2034	50,000	51,000
Apollo Debt Solutions BDC 5.700%, 01/23/2031(c)	50,000	48,952
6.700%, 07/29/2031	50,000	50,968
6.550%, 03/15/2032	100,000	100,856
Ameriprise Financial Inc. 4.500%, 05/13/2032	250,000	246,331
5.150%, 05/15/2033	100,000	101,180
Brookfield Capital Finance LLC 6.087%, 06/14/2033	100,000	104,896
		4,761,396
Automotive (0.21%)
American Honda Finance Corp. 4.550%, 07/09/2027	50,000	50,081
4.900%, 07/09/2027	50,000	50,205
5.125%, 07/07/2028	250,000	252,201
5.650%, 11/15/2028	100,000	102,124
4.800%, 03/05/2030	100,000	99,808
5.850%, 10/04/2030	100,000	103,761
4.900%, 04/10/2031	100,000	99,645
5.150%, 07/09/2032	50,000	50,101
4.900%, 01/10/2034	100,000	98,030
Toyota Motor Credit Corp. 4.550%, 09/20/2027	250,000	250,755
4.350%, 10/08/2027	100,000	100,067
4.050%, 03/13/2029	100,000	98,856
4.550%, 05/17/2030	100,000	99,811
4.800%, 01/05/2034	100,000	99,142
General Motors Financial Co. Inc. 6.000%, 01/09/2028	250,000	254,674
5.800%, 06/23/2028	250,000	254,858
4.750%, 04/06/2029	100,000	99,946
5.850%, 04/06/2030	250,000	258,291
5.450%, 07/15/2030	50,000	51,018
5.600%, 06/18/2031	100,000	102,369
6.400%, 01/09/2033	250,000	265,582
5.450%, 09/06/2034	100,000	100,180
5.900%, 01/07/2035	50,000	51,379
6.150%, 07/15/2035	50,000	52,105
Ford Motor Credit Co. LLC 6.800%, 05/12/2028	200,000	205,710
6.798%, 11/07/2028	200,000	206,483
5.875%, 11/07/2029	200,000	202,406
7.350%, 03/06/2030	200,000	211,465
7.200%, 06/10/2030	200,000	210,785
6.050%, 03/05/2031	200,000	202,999
5.420%, 04/09/2031	200,000	198,298
7.122%, 11/07/2033	200,000	212,747

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Automotive (Cont.)
Toyota Motor Corp. 5.118%, 07/13/2028	$ 250,000	$ 253,325
4.450%, 06/30/2030	50,000	49,773
5.123%, 07/13/2033	250,000	255,121
5.053%, 06/30/2035	200,000	201,756
General Motors Co. 5.625%, 04/15/2030	50,000	51,230
5.600%, 10/15/2032	100,000	102,349
Honda Motor Co. Ltd. 4.688%, 07/08/2030	100,000	99,382
5.337%, 07/08/2035	50,000	49,992
Magna International Inc. 5.500%, 03/21/2033	200,000	204,794
		5,963,604
Banking (1.61%)
Royal Bank of Canada 4.240%, 08/03/2027	150,000	149,900
6.000%, 11/01/2027	250,000	255,336
4.900%, 01/12/2028	150,000	151,069
5.200%, 08/01/2028	150,000	152,351
4.696%, 08/06/2031(d)	200,000	199,067
4.612%, 05/03/2032(d)	100,000	98,857
5.000%, 02/01/2033	150,000	151,039
5.000%, 05/02/2033	125,000	125,985
Banco Santander SA 5.294%, 08/18/2027	200,000	201,500
5.588%, 08/08/2028	200,000	203,491
5.565%, 01/17/2030	200,000	205,012
6.921%, 08/08/2033	200,000	217,144
Westpac Banking Corp. 4.043%, 08/26/2027	250,000	249,325
5.457%, 11/18/2027	250,000	253,753
5.535%, 11/17/2028	100,000	102,693
5.050%, 04/16/2029	100,000	101,734
6.820%, 11/17/2033	100,000	109,144
5.618%, 11/20/2035(d)	100,000	100,823
3.020%, 11/18/2036(d)	100,000	89,283
Deutsche Bank AG 5.371%, 09/09/2027	250,000	253,023
6.720%, 01/18/2029(d)	250,000	257,511
6.819%, 11/20/2029(d)	150,000	156,907
3.742%, 01/07/2033(d)	250,000	229,185
Bank of Montreal 4.700%, 09/14/2027	150,000	150,491
5.203%, 02/01/2028	150,000	151,563
3.088%, 01/10/2037(d)	150,000	134,529
Toronto-Dominion Bank, The 4.693%, 09/15/2027	250,000	250,877
5.156%, 01/10/2028	150,000	151,537
5.523%, 07/17/2028	150,000	152,873
4.808%, 06/03/2030	125,000	125,587
5.298%, 01/30/2032	200,000	204,330
PNC Bank N.A. 3.100%, 10/25/2027	250,000	245,923
	Principal amount	Value
Corporate Bonds (Cont.)
Banking (Cont.)
Keybank National Association 5.850%, 11/15/2027	$ 250,000	$ 254,020
National Australia Bank Ltd. 4.944%, 01/12/2028	250,000	252,590
4.900%, 06/13/2028	250,000	252,521
Sumitomo Mitsui Financial Group Inc. 5.520%, 01/13/2028	250,000	253,643
5.800%, 07/13/2028	250,000	255,727
3.040%, 07/16/2029	200,000	190,278
5.710%, 01/13/2030	250,000	257,305
5.766%, 01/13/2033	250,000	260,169
5.632%, 01/15/2035	200,000	206,338
Manufacturers & Traders Trust Co. 4.700%, 01/27/2028	250,000	250,598
U.S. Bancorp 3.900%, 04/26/2028	250,000	247,671
4.548%, 07/22/2028(d)	150,000	150,022
4.653%, 02/01/2029(d)	150,000	150,105
5.775%, 06/12/2029(d)	250,000	255,215
5.384%, 01/23/2030(d)	100,000	101,699
4.839%, 02/01/2034(d)	150,000	148,008
5.836%, 06/12/2034(d)	250,000	260,664
5.678%, 01/23/2035(d)	250,000	258,124
5.033%, 01/26/2037(d)	100,000	98,574
Canadian Imperial Bank of Commerce 5.001%, 04/28/2028	150,000	151,271
5.245%, 01/13/2031(d)	125,000	126,891
6.092%, 10/03/2033	150,000	159,445
Bank of Nova Scotia, The 5.250%, 06/12/2028	150,000	152,298
4.850%, 02/01/2030	250,000	251,639
4.904%, 06/05/2032	100,000	99,743
4.588%, 05/04/2037(d)	150,000	144,873
Mitsubishi UFJ Financial Group Inc.(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.95%) 5.017%, 07/20/2028(d)	250,000	251,191
5.422%, 02/22/2029(d)	200,000	202,288
5.258%, 04/17/2030(d)	200,000	202,542
2.309%, 07/20/2032(d)	200,000	176,305
5.441%, 02/22/2034(d)	200,000	204,023
5.406%, 04/19/2034(d)	200,000	204,233
5.057%, 01/14/2037(d)	200,000	196,303
Bank of America Corp.(Variable, U.S. SOFR + 2.04%) 4.948%, 07/22/2028(d)	150,000	150,619
6.204%, 11/10/2028(d)	250,000	255,254
3.419%, 12/20/2028(d)	250,000	245,821
4.979%, 01/24/2029(d)	100,000	100,546
3.970%, 03/05/2029(d)	250,000	247,316
5.202%, 04/25/2029(d)	250,000	252,334
2.087%, 06/14/2029(d)	250,000	238,066

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Banking (Cont.)
4.271%, 07/23/2029(d)	$ 150,000	$ 148,817
5.819%, 09/15/2029(d)	100,000	102,332
3.974%, 02/07/2030(d)	250,000	245,292
4.477%, 04/23/2030(d)	150,000	149,054
3.194%, 07/23/2030(d)	250,000	238,938
5.162%, 01/24/2031(d)	200,000	202,707
4.456%, 02/06/2032(d)	100,000	98,237
2.687%, 04/22/2032(d)	200,000	181,163
4.695%, 04/23/2032(d)	200,000	198,318
2.572%, 10/20/2032(d)	250,000	222,522
2.972%, 02/04/2033(d)	500,000	451,323
4.571%, 04/27/2033(d)	500,000	490,121
5.015%, 07/22/2033(d)	500,000	500,742
5.288%, 04/25/2034(d)	250,000	253,331
5.872%, 09/15/2034(d)	175,000	182,911
5.468%, 01/23/2035(d)	250,000	254,893
2.482%, 09/21/2036(d)	250,000	217,997
5.045%, 02/06/2037(d)	200,000	196,974
3.846%, 03/08/2037(d)	250,000	232,333
JPMorgan Chase & Co.(Variable, U.S. SOFR + 1.99%) 4.851%, 07/25/2028(d)	250,000	250,726
2.069%, 06/01/2029(d)	250,000	238,332
4.203%, 07/23/2029(d)	150,000	148,716
5.299%, 07/24/2029(d)	250,000	253,255
6.087%, 10/23/2029(d)	100,000	103,045
4.452%, 12/05/2029(d)	150,000	149,150
5.012%, 01/23/2030(d)	150,000	151,016
5.581%, 04/22/2030(d)	250,000	255,476
4.408%, 04/23/2030(d)	100,000	99,150
3.702%, 05/06/2030(d)	250,000	243,133
4.565%, 06/14/2030(d)	250,000	249,062
4.995%, 07/22/2030(d)	250,000	251,693
5.140%, 01/24/2031(d)	200,000	202,249
5.103%, 04/22/2031(d)	200,000	202,258
4.347%, 01/22/2032(d)	100,000	97,958
1.953%, 02/04/2032(d)	250,000	220,060
2.580%, 04/22/2032(d)	250,000	225,312
4.622%, 04/23/2032(d)	200,000	197,692
2.545%, 11/08/2032(d)	250,000	222,333
2.963%, 01/25/2033(d)	250,000	226,337
4.586%, 04/26/2033(d)	500,000	492,312
4.912%, 07/25/2033(d)	500,000	499,404
5.717%, 09/14/2033(d)	250,000	258,015
5.350%, 06/01/2034(d)	250,000	254,196
6.254%, 10/23/2034(d)	250,000	267,574
5.336%, 01/23/2035(d)	250,000	253,732
5.766%, 04/22/2035(d)	100,000	104,011
4.946%, 10/22/2035(d)	100,000	98,673
5.572%, 04/22/2036(d)	50,000	51,402
4.810%, 10/22/2036(d)	250,000	243,061
4.898%, 01/22/2037(d)	200,000	194,757
5.193%, 02/05/2037(d)	200,000	196,701
Huntington Bancshares Inc.(Variable, U.S. SOFR + 1.97%) 4.443%, 08/04/2028(d)	100,000	99,819
	Principal amount	Value
Corporate Bonds (Cont.)
Banking (Cont.)
5.272%, 01/15/2031(d)	$ 200,000	$ 202,348
5.709%, 02/02/2035(d)	100,000	102,307
HSBC Holdings PLC(Variable, U.S. SOFR + 2.61%) 5.210%, 08/11/2028(d)	250,000	251,717
7.390%, 11/03/2028(d)	250,000	258,862
6.161%, 03/09/2029(d)	250,000	255,894
5.286%, 11/19/2030(d)	200,000	202,545
5.240%, 05/13/2031(d)	200,000	202,190
4.675%, 03/10/2032(d)	200,000	197,250
2.804%, 05/24/2032(d)	200,000	180,764
5.402%, 08/11/2033(d)	250,000	253,220
8.113%, 11/03/2033(d)	250,000	287,141
6.254%, 03/09/2034(d)	250,000	264,762
6.547%, 06/20/2034(d)	200,000	212,507
7.399%, 11/13/2034(d)	200,000	222,412
5.450%, 03/03/2036(d)	200,000	201,246
Citibank N.A. 5.803%, 09/29/2028	250,000	257,209
4.838%, 08/06/2029	250,000	251,994
4.846%, 06/18/2032(d)	250,000	249,822
Lloyds Banking Group PLC(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.85%) 5.087%, 11/26/2028(d)	200,000	201,372
5.679%, 01/05/2035(d)	200,000	205,516
6.068%, 06/13/2036(d)	200,000	206,087
Santander UK Group Holdings PLC 6.534%, 01/10/2029(d)	250,000	256,603
Wells Fargo & Co. 4.150%, 01/24/2029	186,000	184,267
5.574%, 07/25/2029(d)	200,000	203,378
6.303%, 10/23/2029(d)	100,000	103,445
5.198%, 01/23/2030(d)	150,000	151,686
5.244%, 01/24/2031(d)	100,000	101,366
5.150%, 04/23/2031(d)	100,000	101,050
4.844%, 05/20/2032(d)	150,000	149,493
3.350%, 03/02/2033(d)	500,000	459,623
4.897%, 07/25/2033(d)	500,000	496,827
5.389%, 04/24/2034(d)	150,000	152,287
5.557%, 07/25/2034(d)	150,000	153,609
5.499%, 01/23/2035(d)	250,000	254,812
5.605%, 04/23/2036(d)	150,000	153,753
4.892%, 09/15/2036(d)	100,000	97,561
4.960%, 01/23/2037(d)	200,000	195,256
Truist Financial Corp.(Variable, U.S. SOFR + 1.44%) 4.873%, 01/26/2029(d)	100,000	100,427
7.161%, 10/30/2029(d)	150,000	157,988
5.435%, 01/24/2030(d)	100,000	101,668
5.071%, 05/20/2031(d)	100,000	100,933
4.680%, 04/23/2032(d)	100,000	98,706
5.153%, 08/05/2032(d)	100,000	100,742
5.867%, 06/08/2034(d)	150,000	156,043
5.711%, 01/24/2035(d)	100,000	102,968
4.964%, 10/23/2036(d)	100,000	97,271

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Banking (Cont.)
Citigroup Inc.(Variable, U.S. SOFR + 0.87%) 4.786%, 03/04/2029(d)	$ 150,000	$ 150,360
5.174%, 02/13/2030(d)	250,000	252,667
3.980%, 03/20/2030(d)	150,000	147,106
4.952%, 05/07/2031(d)	150,000	150,496
2.561%, 05/01/2032(d)	250,000	224,747
3.057%, 01/25/2033(d)	500,000	452,981
3.785%, 03/17/2033(d)	500,000	469,856
4.910%, 05/24/2033(d)	500,000	497,448
6.270%, 11/17/2033(d)	250,000	266,528
6.174%, 05/25/2034(d)	250,000	260,876
5.827%, 02/13/2035(d)	250,000	254,812
5.449%, 06/11/2035(d)	250,000	254,258
5.333%, 03/27/2036(d)	100,000	100,721
5.174%, 09/11/2036(d)	100,000	99,443
Mizuho Financial Group Inc.(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%) 5.667%, 05/27/2029(d)	200,000	203,750
5.382%, 07/10/2030(d)	200,000	203,278
5.739%, 05/27/2031(d)	200,000	206,173
5.748%, 07/06/2034(d)	200,000	207,103
5.323%, 07/08/2036(d)	200,000	200,553
PNC Financial Services Group Inc., The(Variable, U.S. SOFR + 1.84%) 5.582%, 06/12/2029(d)	250,000	254,537
5.492%, 05/14/2030(d)	100,000	102,111
5.222%, 01/29/2031(d)	100,000	101,621
4.812%, 10/21/2032(d)	100,000	99,560
6.037%, 10/28/2033(d)	150,000	158,071
5.939%, 08/18/2034(d)	150,000	157,685
5.401%, 07/23/2035(d)	100,000	101,309
5.575%, 01/29/2036(d)	100,000	102,515
5.423%, 01/25/2041(d)	100,000	98,244
Fifth Third Bancorp(Variable, U.S. SOFR + 2.34%) 6.339%, 07/27/2029(d)	150,000	155,009
4.772%, 07/28/2030(d)	150,000	149,784
5.141%, 01/29/2037(d)	100,000	98,162
NatWest Group PLC(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.95%) 5.808%, 09/13/2029(d)	200,000	204,390
5.076%, 01/27/2030(d)	200,000	201,303
4.983%, 06/18/2032(d)	200,000	199,880
5.778%, 03/01/2035(d)	200,000	207,396
Barclays PLC(Variable, U.S. SOFR + 2.22%) 6.490%, 09/13/2029(d)	200,000	207,014
5.102%, 06/26/2032(d)	200,000	199,810
5.746%, 08/09/2033(d)	250,000	256,722
7.437%, 11/02/2033(d)	250,000	278,629
6.224%, 05/09/2034(d)	250,000	263,027
7.119%, 06/27/2034(d)	250,000	273,491
	Principal amount	Value
Corporate Bonds (Cont.)
Banking (Cont.)
5.207%, 02/24/2037(d)	$ 200,000	$ 194,772
Morgan Stanley 4.133%, 10/18/2029(d)	100,000	98,635
Goldman Sachs Group Inc., The(Variable, U.S. SOFR + 0.90%) 4.153%, 10/21/2029(d)	100,000	98,590
4.972%, 06/03/2032(d)	200,000	199,885
Citizens Financial Group Inc.(Variable, U.S. SOFR + 2.01%) 5.841%, 01/23/2030(d)	100,000	102,495
5.253%, 03/05/2031(d)	100,000	101,067
6.645%, 04/25/2035(d)	100,000	107,685
Morgan Stanley Private Bank N.A.(Variable, U.S. SOFR + 0.76%) 4.213%, 02/08/2030(d)	250,000	246,735
4.734%, 07/18/2031(d)	250,000	248,872
ING Groep N.V.(Variable, U.S. SOFR + 1.44%) 5.335%, 03/19/2030(d)	200,000	203,115
5.550%, 03/19/2035(d)	200,000	203,744
Morgan Stanley Bank N.A. 4.788%, 05/10/2030(d)	250,000	250,247
Santander Holdings U.S.A. Inc.(Variable, U.S. SOFR + 1.88%) 5.741%, 03/20/2031(d)	100,000	102,137
5.220%, 06/05/2032(d)	100,000	99,751
6.342%, 05/31/2035(d)	75,000	78,995
KeyCorp 5.305%, 01/28/2037(d)	100,000	98,535
		45,074,342
Beverages (0.12%)
Diageo Capital PLC 5.300%, 10/24/2027	250,000	252,889
5.500%, 01/24/2033	200,000	206,277
PepsiCo Inc. 3.600%, 02/18/2028	250,000	247,300
4.450%, 05/15/2028	250,000	250,792
4.100%, 01/15/2029	50,000	49,712
4.300%, 07/23/2030	100,000	99,866
3.900%, 07/18/2032	100,000	96,689
4.450%, 02/15/2033	100,000	99,305
5.000%, 02/07/2035	100,000	100,482
5.000%, 07/23/2035	50,000	50,340
Coca-Cola Co., The 1.000%, 03/15/2028	100,000	94,739
3.450%, 03/25/2030	100,000	96,978
2.000%, 03/05/2031	200,000	179,576
5.000%, 05/13/2034	100,000	102,369
Anheuser-Busch InBev Worldwide Inc. 4.750%, 01/23/2029	100,000	100,530
3.500%, 06/01/2030	350,000	337,725

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Beverages (Cont.)
Coca-Cola Consolidated Inc. 5.250%, 06/01/2029	$ 100,000	$ 101,841
Keurig Dr. Pepper Inc. 4.050%, 04/15/2032	250,000	237,222
5.150%, 05/15/2035	50,000	49,414
Constellation Brands Inc. 4.750%, 05/09/2032	250,000	247,316
4.900%, 05/01/2033	100,000	98,847
Brown-Forman Corp. 4.750%, 04/15/2033	100,000	98,859
Anheuser-Busch Cos. LLC/Anheuser- Busch InBev Worldwide Inc. 4.700%, 02/01/2036	200,000	194,662
Maple Parent Holdings Corp. 5.700%, 03/26/2036(c)	50,000	50,620
		3,444,350
Biotechnology & Pharmaceuticals (0.32%)
Eli Lilly & Co. 4.150%, 08/14/2027	100,000	99,885
3.375%, 03/15/2029	207,000	201,981
4.375%, 05/20/2031	100,000	99,230
4.700%, 02/27/2033	150,000	150,374
4.700%, 02/09/2034	100,000	99,301
5.100%, 02/12/2035	100,000	101,570
Johnson & Johnson 0.950%, 09/01/2027	100,000	96,514
4.800%, 06/01/2029	100,000	101,751
4.850%, 03/01/2032	200,000	204,359
Amgen Inc. 5.150%, 03/02/2028	250,000	252,382
3.000%, 02/22/2029	250,000	240,799
4.050%, 08/18/2029	250,000	246,185
5.250%, 03/02/2030	250,000	254,721
3.350%, 02/22/2032	150,000	139,190
4.200%, 03/01/2033	150,000	144,112
5.250%, 03/02/2033	250,000	254,398
4.850%, 02/19/2036	100,000	97,968
Astrazeneca Finance LLC 4.875%, 03/03/2028	250,000	252,084
4.900%, 03/03/2030	250,000	253,293
4.875%, 03/03/2033	150,000	151,085
5.000%, 02/26/2034	100,000	100,996
4.600%, 03/02/2036	100,000	96,960
AbbVie Inc. 4.650%, 03/15/2028	100,000	100,430
4.250%, 11/14/2028	100,000	99,646
3.200%, 11/21/2029	250,000	239,385
4.875%, 03/15/2030	150,000	151,651
4.125%, 03/15/2031	100,000	97,853
4.950%, 03/15/2031	100,000	101,417
5.050%, 03/15/2034	100,000	101,079
5.200%, 03/15/2035	100,000	101,631
4.750%, 03/15/2036	100,000	97,835
	Principal amount	Value
Corporate Bonds (Cont.)
Biotechnology & Pharmaceuticals (Cont.)
GlaxoSmithKline Capital Inc. 3.875%, 05/15/2028	$ 250,000	$ 248,186
Merck & Co. Inc. 4.050%, 05/17/2028	250,000	249,272
3.400%, 03/07/2029	150,000	146,294
4.300%, 05/17/2030	50,000	49,684
4.650%, 05/22/2031	100,000	100,163
4.500%, 05/17/2033	150,000	148,291
4.750%, 12/04/2035	100,000	97,986
Pfizer Investment Enterprises Pte. Ltd. 4.450%, 05/19/2028	250,000	250,181
4.650%, 05/19/2030	250,000	250,772
4.750%, 05/19/2033	250,000	247,598
Sanofi SA 3.625%, 06/19/2028	150,000	148,155
Pfizer Inc. 3.450%, 03/15/2029	150,000	146,508
4.875%, 11/15/2035	100,000	98,857
Gilead Sciences Inc. 1.650%, 10/01/2030	300,000	266,023
4.600%, 05/20/2031	100,000	99,680
Bristol-Myers Squibb Co. 5.100%, 02/22/2031	300,000	305,835
2.950%, 03/15/2032	250,000	228,411
5.200%, 02/22/2034	100,000	101,980
Novartis Capital Corp. 4.400%, 03/18/2031	100,000	99,265
4.200%, 09/18/2034	100,000	96,232
4.600%, 11/05/2035	150,000	146,547
4.900%, 03/18/2036	150,000	149,072
Zoetis Inc. 5.600%, 11/16/2032	250,000	259,645
Takeda U.S. Financing Inc. 5.200%, 07/07/2035	200,000	199,566
		8,864,268
Cable & Satellite (0.05%)
Charter Communications Operating LLC/Charter Communications Operating Capital 2.250%, 01/15/2029	250,000	232,927
4.400%, 04/01/2033	250,000	230,190
5.850%, 12/01/2035	100,000	96,790
Comcast Corp. 5.500%, 11/15/2032	250,000	256,742
4.650%, 02/15/2033	250,000	244,325
4.800%, 05/15/2033	250,000	246,108
5.300%, 05/15/2035	100,000	100,325
		1,407,407
Chemicals (0.08%)
Ecolab Inc. 5.250%, 01/15/2028	150,000	151,862
4.800%, 06/15/2031	50,000	50,221

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Chemicals (Cont.)
Sherwin-Williams Co., The 4.550%, 03/01/2028	$ 50,000	$ 49,996
2.950%, 08/15/2029	70,000	66,676
4.800%, 09/01/2031	50,000	50,063
Nutrien Ltd. 4.900%, 03/27/2028	150,000	150,639
4.850%, 05/29/2031	50,000	49,952
Air Products and Chemicals Inc. 4.600%, 02/08/2029	100,000	100,347
4.800%, 03/03/2033	100,000	100,478
4.850%, 02/08/2034	100,000	99,611
PPG Industries Inc. 4.375%, 03/15/2031	50,000	49,125
Albemarle Corp. 5.050%, 06/01/2032	150,000	149,348
Cabot Corp. 5.000%, 06/30/2032	150,000	149,703
Eastman Chemical Co. 5.750%, 03/08/2033	100,000	103,411
Avery Dennison Corp. 5.750%, 03/15/2033	100,000	104,418
Dow Chemical Co., The 6.300%, 03/15/2033	150,000	157,550
5.150%, 02/15/2034	100,000	98,082
5.350%, 03/15/2035	50,000	49,200
LYB International Finance III LLC 5.500%, 03/01/2034	100,000	99,146
6.150%, 05/15/2035	50,000	51,243
Westlake Corp. 5.550%, 11/15/2035	100,000	99,127
CF Industries Inc. 5.300%, 11/26/2035	100,000	99,645
		2,079,843
Commercial Services (0.00%)
Mobility Global Inc. 6.050%, 06/15/2036(c)	50,000	50,567
		50,567
Commercial Support Services (0.06%)
Waste Management Inc. 4.875%, 02/15/2029	150,000	151,553
4.625%, 02/15/2030	100,000	100,292
4.800%, 03/15/2032	100,000	100,634
4.150%, 04/15/2032	100,000	97,545
4.625%, 02/15/2033	100,000	99,337
RELX Capital Inc. 4.000%, 03/18/2029	150,000	147,543
3.000%, 05/22/2030	150,000	140,889
Republic Services Inc. 4.875%, 04/01/2029	150,000	151,369
4.750%, 07/15/2030	50,000	50,294
2.375%, 03/15/2033	100,000	86,643
Waste Connections Inc. 2.600%, 02/01/2030	200,000	187,155
	Principal amount	Value
Corporate Bonds (Cont.)
Commercial Support Services (Cont.)
5.000%, 03/01/2034	$ 100,000	$ 100,049
Paychex Inc. 5.100%, 04/15/2030	60,000	60,517
5.350%, 04/15/2032	60,000	60,715
5.600%, 04/15/2035	60,000	60,627
		1,595,162
Construction Materials (0.02%)
CRH SMW Finance DAC 5.125%, 01/09/2030	200,000	202,628
Owens Corning 3.500%, 02/15/2030	100,000	95,787
Amrize Finance U.S. LLC 4.950%, 04/07/2030	100,000	100,661
5.400%, 04/07/2035	130,000	131,915
		530,991
Consumer Services (0.01%)
Trustees of Dartmouth College 4.273%, 06/01/2030	50,000	49,653
Trustees of Princeton University, The 4.647%, 07/01/2030	50,000	50,454
Leland Stanford Junior University, The 4.146%, 08/01/2030	50,000	49,523
4.679%, 03/01/2035	50,000	48,804
President and Fellows of Harvard College 4.609%, 02/15/2035	50,000	49,553
		247,987
Containers & Packaging (0.02%)
Berry Global Inc. 5.500%, 04/15/2028	100,000	101,492
WRKCo Inc. 4.900%, 03/15/2029	100,000	100,399
Amcor Finance U.S.A. Inc. 5.625%, 05/26/2033	100,000	102,871
Amcor Flexibles North America Inc. 5.500%, 03/17/2035	40,000	40,712
Smurfit Westrock Financing DAC 5.185%, 01/15/2036	200,000	197,940
		543,414
Diversified Financial Services (0.00%)
Mastercard Inc. 5.000%, 06/08/2036	50,000	49,890
		49,890
Diversified Industrials (0.02%)
Parker-Hannifin Corp. 4.250%, 09/15/2027	150,000	149,728
4.500%, 09/15/2029	150,000	149,888
3M Co. 2.875%, 10/15/2027	100,000	98,097

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Diversified Industrials (Cont.)
2.375%, 08/26/2029	$ 100,000	$ 93,802
4.800%, 03/15/2030	50,000	50,305
		541,820
E-Commerce Discretionary (0.11%)
eBay Inc. 5.950%, 11/22/2027	250,000	254,415
6.300%, 11/22/2032	250,000	266,197
Amazon.com Inc. 4.550%, 12/01/2027	250,000	251,022
3.900%, 11/20/2028	100,000	98,947
4.000%, 03/13/2029	100,000	98,931
3.450%, 04/13/2029	250,000	243,959
4.650%, 12/01/2029	150,000	151,026
4.100%, 11/20/2030	200,000	196,560
4.250%, 03/13/2031	200,000	196,931
2.100%, 05/12/2031	150,000	133,677
3.600%, 04/13/2032	250,000	236,919
4.700%, 12/01/2032	250,000	251,215
4.650%, 11/20/2035	250,000	243,117
4.875%, 03/13/2036	250,000	246,101
Alibaba Group Holding Ltd. 4.875%, 05/26/2030	250,000	253,470
		3,122,487
Electric Utilities (0.62%)
Eversource Energy 4.600%, 07/01/2027	150,000	150,119
5.450%, 03/01/2028	150,000	151,690
5.850%, 04/15/2031	100,000	103,736
5.125%, 05/15/2033	150,000	150,074
5.950%, 07/15/2034	100,000	104,552
NextEra Energy Capital Holdings Inc. 4.625%, 07/15/2027	150,000	150,190
4.900%, 02/28/2028	150,000	150,793
4.900%, 03/15/2029	100,000	100,842
5.000%, 02/28/2030	150,000	151,606
5.000%, 07/15/2032	150,000	150,757
5.050%, 02/28/2033	150,000	150,563
6.700%, 09/01/2054(d)	50,000	51,210
6.500%, 08/15/2055(d)	100,000	102,643
Southern Co., The 5.113%, 08/01/2027	150,000	150,722
4.850%, 06/15/2028	150,000	150,881
5.500%, 03/15/2029	50,000	51,131
5.700%, 10/15/2032	150,000	155,952
5.200%, 06/15/2033	150,000	151,148
Alabama Power Co. 3.750%, 09/01/2027	150,000	149,128
WEC Energy Group Inc. 5.150%, 10/01/2027	150,000	151,028
4.750%, 01/15/2028	150,000	150,371
American Electric Power Co. Inc. 5.750%, 11/01/2027	150,000	152,296
5.950%, 11/01/2032	150,000	158,113
	Principal amount	Value
Corporate Bonds (Cont.)
Electric Utilities (Cont.)
7.050%, 12/15/2054(d)	$ 50,000	$ 51,994
Southern California Edison Co. 5.850%, 11/01/2027	150,000	152,226
5.300%, 03/01/2028	150,000	151,401
4.950%, 09/15/2031	50,000	49,893
5.950%, 11/01/2032	150,000	156,201
Public Service Enterprise Group Inc. 5.850%, 11/15/2027	150,000	152,667
4.800%, 06/15/2031	100,000	99,730
5.400%, 03/15/2035	40,000	40,470
Duke Energy Corp. 5.000%, 12/08/2027	150,000	151,149
4.300%, 03/15/2028	150,000	149,440
4.850%, 01/05/2029	100,000	100,572
5.450%, 06/15/2034	50,000	51,068
4.950%, 09/15/2035	100,000	97,861
6.450%, 09/01/2054(d)	100,000	103,840
Consumers Energy Co. 4.650%, 03/01/2028	150,000	150,785
4.625%, 05/15/2033	150,000	147,941
Constellation Energy Generation LLC 5.600%, 03/01/2028	150,000	152,345
National Rural Utilities Cooperative Finance Corp. 4.800%, 03/15/2028	150,000	150,688
5.150%, 06/15/2029	50,000	50,774
4.950%, 02/07/2030	50,000	50,527
5.000%, 02/07/2031	100,000	101,258
2.750%, 04/15/2032	50,000	44,726
5.800%, 01/15/2033	50,000	52,489
Exelon Corp. 5.150%, 03/15/2028	150,000	151,402
5.300%, 03/15/2033	150,000	152,577
4.950%, 03/15/2036	50,000	48,606
Black Hills Corp. 5.950%, 03/15/2028	150,000	152,947
Florida Power & Light Co. 5.050%, 04/01/2028	150,000	151,704
4.400%, 05/15/2028	150,000	150,095
5.150%, 06/15/2029	50,000	50,937
4.625%, 05/15/2030	150,000	150,415
5.100%, 04/01/2033	150,000	151,974
4.800%, 05/15/2033	150,000	149,454
5.300%, 06/15/2034	50,000	51,016
4.700%, 02/15/2036	50,000	48,470
Berkshire Hathaway Energy Co. 3.250%, 04/15/2028	80,000	78,332
3.700%, 07/15/2030	50,000	48,308
System Energy Resources Inc. 6.000%, 04/15/2028	100,000	102,193
Georgia Power Co. 4.650%, 05/16/2028	150,000	150,449
4.700%, 05/15/2032	150,000	149,841
4.950%, 05/17/2033	150,000	150,909
5.250%, 03/15/2034	100,000	101,564

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Electric Utilities (Cont.)
DTE Energy Co. 4.875%, 06/01/2028	$ 150,000	$ 150,625
5.100%, 03/01/2029	50,000	50,567
5.200%, 04/01/2030	100,000	101,440
5.850%, 06/01/2034	50,000	52,151
AES Corp., The 5.450%, 06/01/2028	150,000	151,648
National Grid PLC 5.602%, 06/12/2028	150,000	152,674
5.809%, 06/12/2033	150,000	156,190
San Diego Gas & Electric Co. 4.950%, 08/15/2028	150,000	151,208
5.200%, 03/15/2036	50,000	49,763
Duke Energy Carolinas LLC 3.950%, 11/15/2028	90,000	88,969
4.850%, 03/15/2030	100,000	100,911
4.650%, 06/15/2031	100,000	99,964
4.950%, 01/15/2033	150,000	150,979
4.850%, 01/15/2034	100,000	99,456
5.250%, 03/15/2035	50,000	50,698
5.150%, 06/15/2036	100,000	100,101
Duke Energy Progress LLC 3.450%, 03/15/2029	100,000	97,438
5.050%, 03/15/2035	50,000	50,016
Sempra 3.700%, 04/01/2029	100,000	97,591
5.500%, 08/01/2033	200,000	205,611
5.250%, 03/15/2036	100,000	98,687
6.400%, 10/01/2054(d)	50,000	50,268
6.875%, 10/01/2054(d)	50,000	51,008
6.625%, 04/01/2055(d)	50,000	50,556
Edison International 5.450%, 06/15/2029	50,000	50,488
Consolidated Edison Company of New York Inc. 3.350%, 04/01/2030	50,000	47,779
5.500%, 03/15/2034	50,000	51,729
5.125%, 03/15/2035	50,000	50,104
Tennessee Valley Authority 7.125%, 05/01/2030	250,000	275,268
4.875%, 05/15/2035	160,000	163,466
Pacific Gas and Electric Co. 4.550%, 07/01/2030	150,000	147,700
5.050%, 11/15/2031	100,000	99,906
4.400%, 03/01/2032	150,000	144,958
5.900%, 06/15/2032	150,000	155,136
6.400%, 06/15/2033	150,000	158,718
6.950%, 03/15/2034	100,000	109,050
5.800%, 05/15/2034	100,000	102,223
Dayton Power & Light Co., The 4.550%, 08/15/2030	50,000	49,207
PacifiCorp 5.300%, 02/15/2031	100,000	101,507
5.100%, 04/15/2031	50,000	50,458
5.450%, 02/15/2034	100,000	101,153
	Principal amount	Value
Corporate Bonds (Cont.)
Electric Utilities (Cont.)
5.800%, 04/15/2036	$ 100,000	$ 102,505
Vistra Operations Co. LLC 5.000%, 04/30/2031(c)	100,000	99,244
5.550%, 04/30/2036(c)	100,000	99,489
NSTAR Electric Co. 4.650%, 05/15/2031	50,000	49,957
Hydro One Inc. 4.750%, 05/30/2031	100,000	100,190
Commonwealth Edison Co. 4.550%, 06/01/2031	50,000	49,677
Wisconsin Electric Power Co. 4.650%, 06/15/2031	100,000	99,585
Southern Power Co. 4.800%, 06/15/2031	100,000	99,719
4.900%, 10/01/2035	50,000	48,509
Puget Energy Inc. 4.224%, 03/15/2032	150,000	143,978
5.725%, 03/15/2035	50,000	50,318
AEP Texas Inc. 4.700%, 05/15/2032	150,000	148,119
5.200%, 04/15/2036	100,000	98,634
Xcel Energy Inc. 4.600%, 06/01/2032	150,000	147,307
5.450%, 08/15/2033	150,000	152,683
Dominion Energy Inc. 5.375%, 11/15/2032	150,000	153,214
5.350%, 06/15/2036	100,000	100,116
6.875%, 02/01/2055(d)	50,000	51,666
6.200%, 02/15/2056(d)	100,000	100,316
Entergy Louisiana LLC 4.000%, 03/15/2033	100,000	94,496
5.350%, 03/15/2034	100,000	102,478
5.150%, 09/15/2034	100,000	101,025
CenterPoint Energy Houston Electric LLC 6.950%, 03/15/2033	100,000	111,196
Virginia Electric and Power Co. 5.000%, 04/01/2033	150,000	150,776
5.300%, 08/15/2033	150,000	153,077
5.000%, 01/15/2034	100,000	99,830
5.150%, 03/15/2035	50,000	50,007
4.900%, 09/15/2035	100,000	97,884
4.950%, 03/15/2036	100,000	97,879
DTE Electric Co. 5.200%, 04/01/2033	50,000	51,072
5.250%, 05/15/2035	50,000	50,579
4.850%, 03/01/2036	50,000	48,868
Southwestern Electric Power Co. 5.300%, 04/01/2033	100,000	101,323
5.200%, 04/01/2036	100,000	98,680
PPL Electric Utilities Corp. 5.000%, 05/15/2033	150,000	151,033
4.850%, 02/15/2034	100,000	99,292
Ameren Illinois Co. 4.950%, 06/01/2033	150,000	150,311

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Electric Utilities (Cont.)
Public Service Electric and Gas Co. 5.200%, 08/01/2033	$ 150,000	$ 152,925
Arizona Public Service Co. 5.550%, 08/01/2033	150,000	154,052
5.700%, 08/15/2034	100,000	103,318
5.100%, 03/15/2036	50,000	49,187
Oncor Electric Delivery Co. LLC 5.650%, 11/15/2033	100,000	104,281
5.350%, 04/01/2035	50,000	50,864
Duke Energy Florida LLC 5.875%, 11/15/2033	100,000	105,414
4.850%, 12/01/2035	50,000	49,017
Dominion Energy South Carolina Inc. 5.300%, 01/15/2035	100,000	101,345
Union Electric Co. 5.250%, 04/15/2035	50,000	50,528
4.800%, 03/15/2036	50,000	48,641
Northern States Power Co. 5.050%, 05/15/2035	50,000	50,175
Duke Energy Ohio Inc. 5.300%, 06/15/2035	50,000	50,461
AEP Transmission Co. LLC 5.375%, 06/15/2035	50,000	50,814
Interstate Power and Light Co. 5.600%, 06/29/2035	50,000	51,358
Public Service Co. of Colorado 5.150%, 09/15/2035	100,000	99,380
Entergy Arkansas LLC 4.950%, 01/15/2036	50,000	49,055
Public Service Co. of Oklahoma 5.450%, 01/15/2036	100,000	101,004
Idaho Power Co. 4.850%, 03/01/2036	50,000	48,697
Duke Energy Indiana LLC 4.950%, 03/15/2036	100,000	98,290
Entergy Mississippi LLC 5.050%, 04/15/2036	100,000	98,317
Entergy Corp. 7.125%, 12/01/2054(d)	50,000	51,695
		17,382,002
Electrical Equipment (0.05%)
Otis Worldwide Corp. 5.250%, 08/16/2028	150,000	151,965
Lennox International Inc. 5.500%, 09/15/2028	100,000	101,654
Amphenol Corp. 3.900%, 11/15/2028	100,000	98,793
5.050%, 04/05/2029	50,000	50,812
4.125%, 11/15/2030	100,000	98,043
4.400%, 02/15/2033	100,000	97,234
5.000%, 01/15/2035	50,000	49,947
4.625%, 02/15/2036	100,000	96,545
	Principal amount	Value
Corporate Bonds (Cont.)
Electrical Equipment (Cont.)
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 5.500%, 04/19/2029	$ 50,000	$ 51,151
GE Vernova Inc. 4.250%, 02/04/2031	100,000	98,422
Vontier Corp. 2.950%, 04/01/2031	150,000	135,947
Allegion U.S. Holding Co. Inc. 5.411%, 07/01/2032	150,000	152,637
Trane Technologies Financing Ltd. 5.250%, 03/03/2033	100,000	102,129
Honeywell International Inc. 4.500%, 01/15/2034	100,000	97,697
Vertiv Holdings Co. 4.850%, 03/15/2036	50,000	48,561
Fortive Corp. 5.250%, 05/15/2036	50,000	49,823
		1,481,360
Engineering & Construction (0.01%)
Quanta Services Inc. 4.750%, 08/09/2027	50,000	50,128
5.100%, 08/09/2035	50,000	49,668
Jacobs Engineering Group Inc. 6.350%, 08/18/2028	100,000	103,287
MasTec Inc. 5.900%, 06/15/2029	50,000	51,450
		254,533
Entertainment Content (0.02%)
Netflix Inc. 4.875%, 04/15/2028	100,000	100,727
Walt Disney Co., The 3.800%, 03/22/2030	150,000	146,616
6.200%, 12/15/2034	150,000	163,588
		410,931
Environmental Control (0.00%)
Republic Services Inc. 4.750%, 07/15/2031	100,000	100,220
		100,220
Food (0.07%)
JBS NV/JBS U.S.A. Foods Group Holdings Inc./JBS U.S.A. Food Co. Holdings 3.000%, 02/02/2029	250,000	239,862
3.625%, 01/15/2032	250,000	231,519
5.750%, 04/01/2033	73,000	74,947
General Mills Inc. 4.875%, 01/30/2030	100,000	100,549
4.950%, 03/29/2033	100,000	99,268
5.250%, 01/30/2035	100,000	100,265

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Food (Cont.)
Kraft Heinz Foods Co. 3.750%, 04/01/2030	$ 250,000	$ 241,722
Pilgrim's Pride Corp. 4.250%, 04/15/2031	250,000	239,744
3.500%, 03/01/2032	250,000	227,907
6.250%, 07/01/2033	47,000	49,071
Kellanova 5.250%, 03/01/2033	100,000	101,870
McCormick & Co. Inc. 4.950%, 04/15/2033	100,000	99,715
Hershey Co., The 4.500%, 05/04/2033	100,000	99,052
		1,905,491
Forestry, Paper & Wood Products (0.01%)
Suzano Austria GmbH 6.000%, 01/15/2029	200,000	203,165
		203,165
Gas (0.00%)
Atmos Energy Corp. 4.750%, 01/15/2032	100,000	99,684
		99,684
Gas & Water Utilities (0.04%)
CenterPoint Energy Resources Corp. 5.250%, 03/01/2028	100,000	101,309
5.400%, 03/01/2033	9,000	9,167
NiSource Inc. 5.250%, 03/30/2028	100,000	101,114
5.200%, 07/01/2029	50,000	50,777
3.600%, 05/01/2030	50,000	47,992
4.750%, 05/18/2031	50,000	49,796
5.350%, 07/15/2035	50,000	50,412
6.950%, 11/30/2054(d)	50,000	51,701
Essential Utilities Inc. 2.704%, 04/15/2030	50,000	46,352
5.250%, 08/15/2035	50,000	49,922
5.125%, 03/15/2036	50,000	49,289
Southwest Gas Corp. 4.050%, 03/15/2032	100,000	95,557
American Water Capital Corp. 4.450%, 06/01/2032	100,000	98,250
5.250%, 03/01/2035	50,000	50,598
Southern California Gas Co. 5.200%, 06/01/2033	100,000	101,409
5.450%, 06/15/2035	50,000	51,146
Atmos Energy Corp. 5.900%, 11/15/2033	50,000	53,047
Southern Co. Gas Capital Corp. 4.950%, 09/15/2034	100,000	98,768
		1,156,606
	Principal amount	Value
Corporate Bonds (Cont.)
Health Care Facilities & Services (0.26%)
CommonSpirit Health 6.073%, 11/01/2027	$ 150,000	$ 152,391
Cencora Inc. 4.625%, 12/15/2027	100,000	100,130
5.150%, 02/15/2035	100,000	99,857
4.900%, 02/13/2036	50,000	48,716
UnitedHealth Group Inc. 5.250%, 02/15/2028	250,000	253,339
4.000%, 05/15/2029	250,000	246,522
5.300%, 02/15/2030	250,000	255,735
4.650%, 01/15/2031	100,000	100,090
4.200%, 05/15/2032	250,000	243,055
5.350%, 02/15/2033	100,000	102,621
4.500%, 04/15/2033	100,000	97,811
5.150%, 07/15/2034	100,000	100,911
HCA Inc. 5.000%, 03/01/2028	100,000	100,555
5.200%, 06/01/2028	150,000	151,474
3.375%, 03/15/2029	150,000	144,953
5.250%, 03/01/2030	100,000	101,389
5.450%, 04/01/2031	100,000	102,176
3.625%, 03/15/2032	100,000	93,086
5.500%, 06/01/2033	100,000	102,159
5.600%, 04/01/2034	100,000	102,109
5.750%, 03/01/2035	100,000	103,082
4.900%, 11/15/2035	50,000	48,423
Humana Inc. 5.750%, 03/01/2028	250,000	254,228
3.700%, 03/23/2029	250,000	243,610
5.375%, 04/15/2031	100,000	101,350
IQVIA Inc. 5.700%, 05/15/2028	200,000	203,199
6.250%, 02/01/2029	100,000	103,311
McKesson Corp. 4.900%, 07/15/2028	150,000	151,388
4.950%, 05/30/2032	50,000	50,431
5.100%, 07/15/2033	100,000	101,280
CVS Health Corp. 5.000%, 01/30/2029	150,000	151,359
5.125%, 02/21/2030	250,000	252,824
3.750%, 04/01/2030	100,000	96,691
5.250%, 01/30/2031	250,000	254,236
5.000%, 09/15/2032	50,000	50,111
5.250%, 02/21/2033	100,000	101,666
5.300%, 06/01/2033	100,000	101,432
5.700%, 06/01/2034	100,000	103,226
5.450%, 09/15/2035	100,000	101,294
Cigna Group, The 5.000%, 05/15/2029	300,000	303,671
5.125%, 05/15/2031	100,000	101,674
5.250%, 02/15/2034	100,000	101,066
5.250%, 01/15/2036	70,000	70,179
Laboratory Corp. of America Holdings 4.350%, 04/01/2030	50,000	49,329

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Health Care Facilities & Services (Cont.)
Cardinal Health Inc. 4.500%, 09/15/2030	$ 100,000	$ 99,172
5.350%, 11/15/2034	100,000	101,178
Universal Health Services Inc. 2.650%, 10/15/2030	250,000	224,812
Adventist Health System 5.430%, 03/01/2032	150,000	152,210
Sutter Health 5.213%, 08/15/2032	50,000	51,016
5.164%, 08/15/2033	100,000	100,934
Elevance Health Inc. 5.500%, 10/15/2032	250,000	256,642
4.750%, 02/15/2033	250,000	246,390
5.375%, 06/15/2034	100,000	101,548
Quest Diagnostics Inc. 6.400%, 11/30/2033	100,000	108,100
Ascension Health 4.923%, 11/15/2035	50,000	49,382
		7,389,523
Healthcare - Products (0.00%)
Solventum Corp. 5.450%, 03/13/2031	100,000	102,367
		102,367
Home Construction (0.02%)
D.R. Horton Inc. 1.400%, 10/15/2027	100,000	96,196
5.500%, 10/15/2035	100,000	102,123
Lennar Corp. 5.200%, 07/30/2030	50,000	50,550
Sekisui House U.S. Inc. 2.500%, 01/15/2031	100,000	88,194
Fortune Brands Innovations Inc. 4.000%, 03/25/2032	150,000	142,082
5.875%, 06/01/2033	100,000	104,143
Meritage Homes Corp. 5.650%, 03/15/2035	75,000	75,831
		659,119
Home Furnishings (0.00%)
Sony Group Corp. 5.089%, 06/30/2036	50,000	49,998
		49,998
Household Products (0.06%)
Colgate-Palmolive Co. 3.100%, 08/15/2027	100,000	98,905
4.600%, 03/01/2028	100,000	100,606
Procter & Gamble Co., The 3.950%, 01/26/2028	100,000	99,595
4.350%, 01/29/2029	50,000	50,193
4.150%, 10/24/2029	50,000	49,959
2.300%, 02/01/2032	100,000	89,975
4.050%, 01/26/2033	100,000	98,340
	Principal amount	Value
Corporate Bonds (Cont.)
Household Products (Cont.)
4.350%, 11/03/2035	$ 100,000	$ 96,801
Kenvue Inc. 5.050%, 03/22/2028	100,000	100,962
5.000%, 03/22/2030	100,000	101,205
4.900%, 03/22/2033	100,000	100,383
Unilever Capital Corp. 1.375%, 09/14/2030	300,000	264,945
Haleon U.S. Capital LLC 3.625%, 03/24/2032	250,000	234,178
Clorox Co., The 4.600%, 05/01/2032	100,000	98,097
Church & Dwight Co. Inc. 5.600%, 11/15/2032	100,000	104,547
Estee Lauder Cos. Inc., The 4.650%, 05/15/2033	100,000	98,136
		1,786,827
Industrial Intermediate Products (0.01%)
Timken Co., The 4.125%, 04/01/2032	150,000	142,128
		142,128
Institutional Financial Services (0.52%)
Intercontinental Exchange Inc. 4.000%, 09/15/2027	250,000	248,733
4.350%, 06/15/2029	250,000	247,996
4.600%, 03/15/2033	250,000	245,374
Nomura Holdings Inc. 5.842%, 01/18/2028	500,000	508,733
6.181%, 01/18/2033	250,000	264,251
Bank of New York Mellon Corp., The 3.400%, 01/29/2028	250,000	246,599
5.834%, 10/25/2033(d)	150,000	157,580
4.706%, 02/01/2034(d)	150,000	147,544
6.474%, 10/25/2034(d)	250,000	271,855
State Street Corp. 4.536%, 02/28/2028	100,000	100,380
4.729%, 02/28/2030	100,000	100,697
4.834%, 04/24/2030	100,000	101,001
4.558%, 04/23/2032(d)	100,000	98,855
4.675%, 10/22/2032(d)	100,000	99,385
5.159%, 05/18/2034(d)	150,000	151,585
5.146%, 02/28/2036(d)	60,000	60,106
4.784%, 10/23/2036(d)	100,000	97,143
Jefferies Financial Group Inc. 5.875%, 07/21/2028	100,000	101,928
6.200%, 04/14/2034	100,000	102,351
Goldman Sachs Group Inc., The(Variable, U.S. SOFR + 1.73%) 4.482%, 08/23/2028(d)	250,000	249,763
4.148%, 01/21/2029(d)	200,000	198,278
4.223%, 05/01/2029(d)	150,000	148,697
6.484%, 10/24/2029(d)	150,000	155,596
4.594%, 04/20/2030(d)	150,000	149,153
5.727%, 04/25/2030(d)	250,000	256,207

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Institutional Financial Services (Cont.)
5.049%, 07/23/2030(d)	$ 250,000	$ 251,465
5.207%, 01/28/2031(d)	200,000	202,155
5.218%, 04/23/2031(d)	200,000	201,993
4.369%, 10/21/2031(d)	250,000	244,509
4.516%, 01/21/2032(d)	125,000	122,641
2.615%, 04/22/2032(d)	250,000	224,522
2.383%, 07/21/2032(d)	250,000	220,953
3.102%, 02/24/2033(d)	500,000	452,869
6.561%, 10/24/2034(d)	100,000	108,186
5.851%, 04/25/2035(d)	100,000	103,696
5.330%, 07/23/2035(d)	100,000	100,339
5.016%, 10/23/2035(d)	100,000	98,227
5.536%, 01/28/2036(d)	150,000	152,337
4.939%, 10/21/2036(d)	250,000	242,764
5.065%, 01/21/2037(d)	200,000	195,270
5.387%, 02/02/2041(d)	100,000	97,412
Morgan Stanley(Variable, CME Term SOFR 3M + 1.40%) 3.772%, 01/24/2029(d)	150,000	147,961
5.123%, 02/01/2029(d)	250,000	251,519
5.164%, 04/20/2029(d)	250,000	251,971
5.449%, 07/20/2029(d)	250,000	253,309
6.407%, 11/01/2029(d)	150,000	155,285
5.173%, 01/16/2030(d)	150,000	151,352
4.431%, 01/23/2030(d)	250,000	247,716
4.555%, 04/10/2030(d)	100,000	99,366
5.656%, 04/18/2030(d)	250,000	255,377
5.042%, 07/19/2030(d)	250,000	251,744
2.699%, 01/22/2031(d)	250,000	232,155
5.192%, 04/17/2031(d)	200,000	202,107
4.356%, 10/22/2031(d)	150,000	146,660
4.493%, 01/16/2032(d)	150,000	147,084
1.794%, 02/13/2032(d)	100,000	86,992
4.708%, 03/12/2032(d)	150,000	148,146
4.809%, 04/16/2032(d)	200,000	198,445
2.239%, 07/21/2032(d)	250,000	219,316
2.943%, 01/21/2033(d)	250,000	224,798
4.889%, 07/20/2033(d)	500,000	496,203
6.342%, 10/18/2033(d)	500,000	533,045
5.250%, 04/21/2034(d)	150,000	150,944
5.424%, 07/21/2034(d)	150,000	152,327
6.627%, 11/01/2034(d)	100,000	108,517
2.484%, 09/16/2036(d)	250,000	216,872
4.892%, 10/22/2036(d)	250,000	242,112
5.073%, 01/30/2037(d)	200,000	195,586
5.297%, 04/20/2037(d)	250,000	248,975
5.948%, 01/19/2038(d)	250,000	257,218
5.942%, 02/07/2039(d)	250,000	257,815
5.314%, 01/18/2041(d)	100,000	97,458
BGC Group Inc. 6.150%, 04/02/2030	50,000	51,021
LPL Holdings Inc. 5.150%, 06/15/2030	50,000	50,158
5.650%, 03/15/2035	100,000	99,383
CME Group Inc. 2.650%, 03/15/2032	100,000	90,318
	Principal amount	Value
Corporate Bonds (Cont.)
Institutional Financial Services (Cont.)
Nasdaq Inc. 5.550%, 02/15/2034	$ 88,000	$ 90,528
Goldman Sachs Capital I 6.345%, 02/15/2034	100,000	104,098
		14,643,009
Insurance (0.18%)
F&G Annuities & Life Inc. 7.400%, 01/13/2028	250,000	257,024
6.500%, 06/04/2029	100,000	102,188
Corebridge Financial Inc. 3.850%, 04/05/2029	250,000	244,328
3.900%, 04/05/2032	250,000	234,592
6.875%, 12/15/2052(d)	250,000	253,622
Chubb INA Holdings LLC 4.650%, 08/15/2029	150,000	150,739
5.000%, 03/15/2034	100,000	100,297
5.300%, 05/20/2036	50,000	50,510
Marsh & McLennan Cos. Inc. 4.650%, 03/15/2030	100,000	99,899
2.250%, 11/15/2030	250,000	226,252
4.950%, 03/15/2036	50,000	49,163
MetLife Inc. 4.550%, 03/23/2030	250,000	250,513
Aflac Inc. 3.600%, 04/01/2030	250,000	241,189
5.150%, 05/14/2036	50,000	50,044
Brown & Brown Inc. 4.900%, 06/23/2030	60,000	59,899
Lincoln National Corp. 3.400%, 01/15/2031	150,000	140,975
Arthur J. Gallagher & Co. 5.000%, 02/15/2032	100,000	100,245
5.150%, 02/15/2035	100,000	99,291
Berkshire Hathaway Finance Corp. 2.875%, 03/15/2032	100,000	92,435
Aon Corp./Aon Global Holdings PLC 5.350%, 02/28/2033	250,000	255,278
American International Group Inc. 5.125%, 03/27/2033	250,000	251,682
Allstate Corp., The 5.250%, 03/30/2033	250,000	254,319
Progressive Corp., The 4.950%, 06/15/2033	100,000	100,795
5.150%, 03/26/2036	50,000	49,982
Fairfax Financial Holdings Ltd. 6.000%, 12/07/2033	100,000	104,385
Aon North America Inc. 5.450%, 03/01/2034	100,000	102,018
AEGON Funding Co. LLC 5.625%, 05/07/2036	50,000	49,750
Arch Capital Group Ltd. 5.250%, 06/15/2036	100,000	99,814
Mercury General Corp. 6.250%, 06/15/2036	60,000	61,051

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Insurance (Cont.)
Prudential Financial Inc.(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.16%) 5.125%, 03/01/2052(d)	$ 250,000	$ 245,056
6.000%, 09/01/2052(d)	250,000	254,282
6.250%, 06/15/2056(d)	100,000	100,221
Athene Holding Ltd. 6.625%, 10/15/2054(d)	250,000	240,221
		4,972,059
Internet Media & Services (0.13%)
Meta Platforms Inc. 3.500%, 08/15/2027	500,000	495,797
4.600%, 05/15/2028	500,000	502,509
4.800%, 05/15/2030	100,000	100,997
3.850%, 08/15/2032	200,000	189,255
4.950%, 05/15/2033	250,000	249,883
4.750%, 08/15/2034	100,000	98,183
4.875%, 11/15/2035	100,000	97,317
5.250%, 05/15/2036	350,000	347,529
Alphabet Inc. 3.700%, 02/15/2029	200,000	196,753
4.100%, 11/15/2030	175,000	172,423
4.100%, 02/15/2031	200,000	196,516
4.375%, 11/15/2032	100,000	98,483
4.500%, 05/15/2035	50,000	48,803
4.700%, 11/15/2035	300,000	293,919
4.800%, 02/15/2036	100,000	98,305
Uber Technologies Inc. 4.300%, 01/15/2030	100,000	98,832
4.800%, 09/15/2035	50,000	48,628
Expedia Group Inc. 3.250%, 02/15/2030	100,000	94,976
5.400%, 02/15/2035	100,000	98,978
Airbnb Inc. 4.650%, 03/16/2031	50,000	49,677
5.250%, 03/16/2036	50,000	49,793
		3,627,556
IT Services (0.06%)
International Business Machines Corp. 4.150%, 07/27/2027	150,000	149,742
4.500%, 02/06/2028	100,000	100,026
1.950%, 05/15/2030	200,000	180,903
4.750%, 02/06/2033	250,000	248,682
5.200%, 02/10/2035	100,000	100,330
Kyndryl Holdings Inc. 2.700%, 10/15/2028	250,000	234,910
3.150%, 10/15/2031	150,000	124,960
Leidos Inc. 4.100%, 03/15/2029	50,000	49,179
5.400%, 03/15/2032	50,000	50,640
5.500%, 03/15/2035	50,000	50,450
	Principal amount	Value
Corporate Bonds (Cont.)
IT Services (Cont.)
Booz Allen Hamilton Inc. 5.950%, 08/04/2033	$ 100,000	$ 100,416
IBM International Capital Pte. Ltd. 4.900%, 02/05/2034	100,000	98,796
Accenture Capital Inc. 4.500%, 10/04/2034	100,000	95,898
		1,584,932
Leisure Facilities & Services (0.07%)
Hyatt Hotels Corp. 5.050%, 03/30/2028	50,000	50,302
5.750%, 03/30/2032	100,000	103,111
5.400%, 12/15/2035	100,000	99,255
McDonald's Corp. 4.800%, 08/14/2028	250,000	251,669
3.600%, 07/01/2030	150,000	145,275
4.950%, 08/14/2033	100,000	101,222
5.000%, 02/13/2036	100,000	99,658
Marriott International Inc. 4.900%, 04/15/2029	250,000	252,042
5.100%, 04/15/2032	100,000	101,104
5.300%, 05/15/2034	100,000	100,984
5.350%, 03/15/2035	50,000	50,350
Las Vegas Sands Corp. 6.000%, 08/15/2029	100,000	102,632
6.000%, 06/14/2030	50,000	51,400
Starbucks Corp. 2.250%, 03/12/2030	100,000	91,831
4.800%, 02/15/2033	100,000	99,453
5.000%, 02/15/2034	56,000	56,121
Royal Caribbean Cruises Ltd. 5.375%, 01/15/2036	100,000	99,262
		1,855,671
Leisure Products (0.00%)
Brunswick Corp. 5.850%, 03/18/2029	50,000	51,152
Hasbro Inc. 3.900%, 11/19/2029	50,000	48,600
		99,752
Machinery (0.14%)
Caterpillar Financial Services Corp. 3.600%, 08/12/2027	100,000	99,316
4.375%, 08/16/2029	100,000	99,833
4.800%, 01/08/2030	100,000	101,352
4.150%, 01/08/2031	100,000	98,400
4.500%, 05/15/2031	100,000	99,597
John Deere Capital Corp. 4.150%, 09/15/2027	100,000	99,875
4.900%, 03/03/2028	100,000	100,945
4.950%, 07/14/2028	100,000	101,239
4.850%, 10/11/2029	150,000	152,330
4.700%, 06/10/2030	150,000	151,005
4.350%, 09/15/2032	100,000	98,600

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Machinery (Cont.)
5.100%, 04/11/2034	$ 100,000	$ 101,527
5.050%, 06/12/2034	100,000	101,059
Stanley Black & Decker Inc. 6.000%, 03/06/2028	150,000	153,256
CNH Industrial Capital LLC 4.750%, 03/21/2028	100,000	100,219
4.550%, 04/10/2028	100,000	99,730
4.950%, 06/25/2031	50,000	49,926
Regal Rexnord Corp. 6.050%, 04/15/2028	150,000	153,159
6.300%, 02/15/2030	150,000	156,554
6.400%, 04/15/2033	250,000	265,343
Eaton Corp. 4.350%, 05/18/2028	150,000	149,946
4.150%, 03/15/2033	100,000	96,579
4.800%, 03/06/2036	200,000	196,212
Ingersoll Rand Inc. 5.400%, 08/14/2028	150,000	152,250
5.176%, 06/15/2029	50,000	50,868
5.700%, 08/14/2033	100,000	103,977
5.450%, 06/15/2034	100,000	101,840
Veralto Corp. 5.350%, 09/18/2028	100,000	101,385
Deere Funding Canada Corp. 4.150%, 10/09/2030	130,000	127,739
Pentair Finance S.a.r.l. 5.900%, 07/15/2032	100,000	103,710
AGCO Corp. 5.800%, 03/21/2034	100,000	102,000
Deere & Co. 5.450%, 01/16/2035	100,000	103,387
Caterpillar Inc. 5.200%, 05/15/2035	100,000	102,001
Flowserve Corp. 5.700%, 05/15/2036	50,000	50,254
		3,925,413
Media (0.01%)
Space Exploration Technologies Corp. 5.350%, 07/15/2031(c)	300,000	299,218
Walt Disney Co., The 4.625%, 03/14/2036	100,000	97,043
		396,261
Medical Equipment & Devices (0.11%)
GE HealthCare Technologies Inc. 5.650%, 11/15/2027	150,000	152,160
5.857%, 03/15/2030	250,000	259,034
5.905%, 11/22/2032	250,000	262,985
4.950%, 12/15/2035	50,000	48,800
Thermo Fisher Scientific Inc. 4.800%, 11/21/2027	150,000	150,934
4.977%, 08/10/2030	250,000	253,813
5.086%, 08/10/2033	100,000	101,273
	Principal amount	Value
Corporate Bonds (Cont.)
Medical Equipment & Devices (Cont.)
4.794%, 10/07/2035	$ 100,000	$ 98,232
4.902%, 02/12/2036	100,000	98,823
Illumina Inc. 5.750%, 12/13/2027	150,000	152,251
Stryker Corp. 4.700%, 02/10/2028	100,000	100,268
4.850%, 02/10/2030	100,000	100,753
5.200%, 02/10/2035	100,000	101,082
Becton Dickinson & Co. 4.693%, 02/13/2028	150,000	150,240
Medtronic Global Holdings SCA 4.250%, 03/30/2028	150,000	149,650
4.500%, 03/30/2033	100,000	98,032
Abbott Laboratories 3.700%, 03/09/2029	100,000	98,085
4.000%, 03/15/2031	150,000	146,183
4.300%, 03/15/2033	120,000	116,395
4.650%, 03/15/2036	150,000	145,639
Baxter International Inc. 4.900%, 12/15/2030	50,000	49,630
2.539%, 02/01/2032	100,000	86,080
5.650%, 12/15/2035	50,000	49,596
Augusta SpinCo Corp. 4.656%, 03/23/2031	50,000	49,618
5.245%, 03/23/2036	50,000	50,038
Zimmer Biomet Holdings Inc. 5.500%, 02/19/2035	50,000	50,899
		3,120,493
Metals & Mining (0.05%)
BHP Billiton Finance U.S.A. Ltd. 4.750%, 02/28/2028	150,000	150,854
5.100%, 09/08/2028	100,000	101,256
5.000%, 02/21/2030	50,000	50,601
4.900%, 02/28/2033	100,000	100,090
Rio Tinto Finance U.S.A. PLC 4.500%, 03/14/2028	100,000	100,169
4.875%, 03/14/2030	100,000	100,945
5.000%, 03/09/2033	100,000	100,950
5.250%, 03/14/2035	100,000	101,542
Newmont Corp./Newcrest Finance Pty Ltd. 3.250%, 05/13/2030	79,000	75,547
5.350%, 03/15/2034	50,000	51,303
Vale Overseas Ltd. 3.750%, 07/08/2030	100,000	95,243
6.125%, 06/12/2033	100,000	104,750
Freeport-McMoRan Inc. 4.625%, 08/01/2030	100,000	99,359
Yamana Gold Inc. 2.630%, 08/15/2031	150,000	133,805
Newmont Corp. 5.875%, 04/01/2035	50,000	52,822
		1,419,236

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas Supply Chain (0.45%)
Targa Resources Corp. 5.200%, 07/01/2027	$ 250,000	$ 251,553
6.150%, 03/01/2029	100,000	103,550
4.900%, 09/15/2030	100,000	100,220
6.125%, 03/15/2033	100,000	105,345
Chevron U.S.A. Inc. 1.018%, 08/12/2027	250,000	241,594
3.850%, 01/15/2028	250,000	248,360
3.250%, 10/15/2029	250,000	241,112
4.300%, 10/15/2030	100,000	99,419
Phillips 66 Co. 4.950%, 12/01/2027	125,000	125,780
3.750%, 03/01/2028	100,000	98,678
3.150%, 12/15/2029	150,000	142,783
5.300%, 06/30/2033	150,000	151,975
5.875%, 03/15/2056(d)	100,000	99,247
Energy Transfer L.P. 5.550%, 02/15/2028	250,000	253,327
4.550%, 01/15/2031	100,000	98,711
5.750%, 02/15/2033	100,000	103,535
6.550%, 12/01/2033	100,000	108,196
5.550%, 05/15/2034	100,000	101,583
5.600%, 09/01/2034	100,000	102,058
5.700%, 04/01/2035	100,000	102,633
5.350%, 01/15/2036	100,000	99,580
MPLX L.P. 4.000%, 03/15/2028	100,000	99,040
2.650%, 08/15/2030	100,000	92,049
4.800%, 02/15/2031	100,000	99,592
5.000%, 03/01/2033	100,000	99,247
5.500%, 06/01/2034	100,000	101,100
5.400%, 09/15/2035	100,000	99,724
5.300%, 04/01/2036	100,000	98,570
Sabine Pass Liquefaction LLC 4.200%, 03/15/2028	100,000	99,317
4.500%, 05/15/2030	100,000	99,033
EQT Corp. 5.700%, 04/01/2028	250,000	254,252
4.750%, 01/15/2031	50,000	49,531
TransCanada PipeLines Ltd. 4.250%, 05/15/2028	150,000	149,034
Williams Cos. Inc., The 5.300%, 08/15/2028	250,000	253,608
2.600%, 03/15/2031	250,000	226,237
5.650%, 03/15/2033	100,000	102,947
5.150%, 03/15/2036	100,000	98,286
Cheniere Energy Inc. 4.625%, 10/15/2028	250,000	249,400
ONEOK Inc. 5.650%, 11/01/2028	250,000	255,145
5.800%, 11/01/2030	250,000	258,709
6.100%, 11/15/2032	150,000	157,678
5.050%, 11/01/2034	100,000	97,809
5.400%, 10/15/2035	100,000	99,829
	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas Supply Chain (Cont.)
Enbridge Inc. 6.000%, 11/15/2028	$ 100,000	$ 103,056
5.300%, 04/05/2029	100,000	101,647
4.500%, 02/15/2031	100,000	98,535
5.700%, 03/08/2033	150,000	154,883
5.550%, 06/20/2035	50,000	50,850
5.200%, 11/20/2035	100,000	99,352
5.450%, 03/27/2036	100,000	101,072
Devon Energy Corp. 4.375%, 03/15/2029(c)	250,000	247,966
Enterprise Products Operating LLC 3.125%, 07/31/2029	150,000	143,827
4.600%, 01/15/2031	100,000	99,681
5.350%, 01/31/2033	100,000	102,563
4.950%, 02/15/2035	100,000	99,233
BP Capital Markets America Inc. 4.970%, 10/17/2029	100,000	101,158
2.721%, 01/12/2032	250,000	224,728
4.812%, 02/13/2033	250,000	248,891
4.893%, 09/11/2033	100,000	99,556
4.989%, 04/10/2034	100,000	99,888
5.227%, 11/17/2034	100,000	101,311
Eastern Gas Transmission & Storage Inc. 3.000%, 11/15/2029	150,000	141,773
Cheniere Corp.us Christi Holdings LLC 3.700%, 11/15/2029	250,000	241,739
Canadian Natural Resources Ltd. 5.000%, 12/15/2029	100,000	101,001
5.400%, 12/15/2034	100,000	101,066
Diamondback Energy Inc. 5.150%, 01/30/2030	100,000	101,396
6.250%, 03/15/2033	250,000	265,814
5.400%, 04/18/2034	100,000	101,433
Chevron Corp. 2.236%, 05/11/2030	250,000	229,947
Kinder Morgan Inc. 5.150%, 06/01/2030	100,000	101,675
5.200%, 06/01/2033	100,000	101,369
5.400%, 02/01/2034	100,000	101,929
Occidental Petroleum Corp. 8.875%, 07/15/2030	100,000	112,597
5.550%, 10/01/2034	100,000	102,293
Exxon Mobil Corp. 2.610%, 10/15/2030	250,000	231,853
TotalEnergies Capital U.S.A LLC 4.248%, 01/13/2031	100,000	98,315
EOG Resources Inc. 4.400%, 01/15/2031	100,000	98,676
Plains All American Pipeline L.P./PAA Finance Corp. 4.700%, 01/15/2031	100,000	99,136
Cenovus Energy Inc. 4.650%, 03/20/2031	100,000	98,720

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas Supply Chain (Cont.)
Targa Resources Partners L.P./Targa Resources Partners Finance Corp. 4.000%, 01/15/2032	$ 250,000	$ 237,077
Western Midstream Operating L.P. 6.150%, 04/01/2033	250,000	260,754
Cheniere Energy Partners L.P. 5.950%, 06/30/2033	100,000	104,408
5.550%, 10/30/2035	150,000	152,370
Ovintiv Inc. 6.250%, 07/15/2033	250,000	262,987
TotalEnergies Capital SA 4.724%, 09/10/2034	100,000	98,855
ConocoPhillips Co. 5.000%, 01/15/2035	150,000	149,716
Shell Finance U.S. Inc. 4.125%, 05/11/2035	50,000	47,107
4.750%, 01/06/2036	100,000	97,843
Woodside Finance Ltd. 6.000%, 05/19/2035	100,000	103,873
Plains All American Pipeline L.P. 5.950%, 06/15/2035	100,000	102,863
Viper Energy Partners LLC 5.700%, 08/01/2035	100,000	101,593
Valero Energy Corp. 5.150%, 03/10/2036	50,000	49,214
Transcontinental Gas Pipe Line Co. LLC 5.100%, 03/15/2036	50,000	49,499
		12,646,464
Oil, Gas Services & Equipment (0.01%)
Schlumberger Investment SA 2.650%, 06/26/2030	100,000	92,982
5.150%, 05/07/2036	100,000	99,554
Helmerich & Payne Inc. 2.900%, 09/29/2031	100,000	89,623
		282,159
Packaging & Containers (0.00%)
Sonoco Products Co. 4.600%, 09/01/2029	100,000	99,396
		99,396
Pharmaceuticals (0.00%)
Eli Lilly & Co. 4.250%, 03/15/2031	50,000	49,522
Cardinal Health Inc. 5.150%, 09/15/2035	50,000	49,940
		99,462
Real Estate Investment Trusts (0.38%)
Crown Castle Inc. 3.650%, 09/01/2027	100,000	99,015
5.000%, 01/11/2028	100,000	100,534
2.250%, 01/15/2031	100,000	89,064
	Principal amount	Value
Corporate Bonds (Cont.)
Real Estate Investment Trusts (Cont.)
2.100%, 04/01/2031	$ 100,000	$ 87,948
2.500%, 07/15/2031	100,000	88,851
5.100%, 05/01/2033	250,000	247,934
5.800%, 03/01/2034	100,000	102,747
Boston Properties L.P. 6.750%, 12/01/2027	250,000	256,816
Prologis L.P. 3.375%, 12/15/2027	250,000	246,801
4.000%, 09/15/2028	250,000	247,456
2.875%, 11/15/2029	250,000	236,590
1.750%, 07/01/2030	250,000	223,751
4.750%, 06/15/2033	250,000	247,728
5.000%, 03/15/2034	100,000	99,762
5.250%, 05/15/2035	100,000	101,022
Digital Realty Trust L.P. 5.550%, 01/15/2028	250,000	253,554
VICI Properties L.P. 4.750%, 02/15/2028	250,000	249,920
5.125%, 05/15/2032	250,000	247,944
5.625%, 04/01/2035	100,000	100,042
ERP Operating L.P. 3.500%, 03/01/2028	50,000	49,226
3.000%, 07/01/2029	50,000	47,784
4.950%, 06/15/2032	50,000	50,270
4.650%, 09/15/2034	50,000	48,733
American Tower Corp. 5.500%, 03/15/2028	500,000	507,070
5.250%, 07/15/2028	500,000	505,815
5.650%, 03/15/2033	500,000	516,355
Extra Space Storage L.P. 5.700%, 04/01/2028	250,000	254,350
3.900%, 04/01/2029	250,000	244,878
4.000%, 06/15/2029	50,000	49,025
5.500%, 07/01/2030	250,000	255,830
2.200%, 10/15/2030	100,000	89,678
2.400%, 10/15/2031	100,000	88,319
4.950%, 01/15/2033	100,000	98,980
Rexford Industrial Realty L.P. 5.000%, 06/15/2028	250,000	251,277
Realty Income Corp. 4.700%, 12/15/2028	250,000	250,626
4.850%, 03/15/2030	250,000	251,687
5.625%, 10/13/2032	250,000	259,353
1.800%, 03/15/2033	100,000	82,852
Ventas Realty L.P. 4.400%, 01/15/2029	100,000	99,270
5.000%, 01/15/2035	100,000	98,573
Public Storage Operating Co. 5.125%, 01/15/2029	50,000	50,874
4.375%, 07/01/2030	50,000	49,674
Alexandria Real Estate Equities Inc. 2.750%, 12/15/2029	50,000	46,621
4.900%, 12/15/2030	50,000	49,902
2.000%, 05/18/2032	50,000	42,108
1.875%, 02/01/2033	50,000	40,814

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Real Estate Investment Trusts (Cont.)
4.750%, 04/15/2035	$ 50,000	$ 47,561
Welltower OP LLC 4.500%, 07/01/2030	50,000	49,745
3.850%, 06/15/2032	250,000	237,681
5.125%, 07/01/2035	100,000	100,380
Omega Healthcare Investors Inc. 5.200%, 07/01/2030	50,000	50,244
Simon Property Group L.P. 2.650%, 07/15/2030	50,000	46,366
5.500%, 03/08/2033	250,000	258,333
4.750%, 09/26/2034	100,000	97,672
5.125%, 10/01/2035	100,000	100,201
WP Carey Inc. 4.650%, 07/15/2030	50,000	49,661
Lineage OP L.P. 5.250%, 07/15/2030	50,000	50,091
Equinix Europe 2 Financing Corp. LLC 4.600%, 11/15/2030	100,000	98,843
5.500%, 06/15/2034	50,000	50,694
AvalonBay Communities Inc. 2.450%, 01/15/2031	250,000	227,846
CubeSmart L.P. 2.000%, 02/15/2031	150,000	132,472
Equinix Asia Financing Corp. Pte. Ltd. 4.400%, 03/15/2031	100,000	97,743
Kimco Realty OP LLC 3.200%, 04/01/2032	250,000	229,755
American Homes 4 Rent L.P. 3.625%, 04/15/2032	250,000	232,226
Equinix Inc. 3.900%, 04/15/2032	150,000	141,784
Invitation Homes Operating Partnership L.P. 4.150%, 04/15/2032	250,000	237,929
Healthpeak OP LLC 5.250%, 12/15/2032	250,000	252,230
Weyerhaeuser Co. 3.375%, 03/09/2033	100,000	90,502
Brixmor Operating Partnership L.P. 5.750%, 02/15/2035	100,000	103,450
		10,690,832
Retail - Consumer Staples (0.08%)
Walmart Inc. 3.950%, 09/09/2027	150,000	149,610
3.900%, 04/15/2028	250,000	248,825
4.000%, 04/15/2030	250,000	247,498
4.150%, 04/30/2031	100,000	98,852
4.150%, 09/09/2032	250,000	246,172
4.100%, 04/15/2033	250,000	243,260
4.900%, 04/28/2035	65,000	65,549
Dollar General Corp. 5.200%, 07/05/2028	250,000	252,686
	Principal amount	Value
Corporate Bonds (Cont.)
Retail - Consumer Staples (Cont.)
Kroger Co., The 1.700%, 01/15/2031	$ 250,000	$ 219,210
Target Corp. 6.350%, 11/01/2032	100,000	108,801
4.400%, 01/15/2033	250,000	247,017
		2,127,480
Retail - Discretionary (0.08%)
AutoZone Inc. 4.500%, 02/01/2028	150,000	149,899
6.250%, 11/01/2028	100,000	103,476
Lowe's Cos. Inc. 1.300%, 04/15/2028	150,000	141,781
4.000%, 10/15/2028	100,000	98,752
4.250%, 03/15/2031	100,000	97,972
3.750%, 04/01/2032	150,000	142,172
5.150%, 07/01/2033	250,000	252,518
Genuine Parts Co. 6.500%, 11/01/2028	50,000	51,598
Home Depot Inc., The 4.900%, 04/15/2029	100,000	101,320
2.950%, 06/15/2029	100,000	96,029
4.750%, 06/25/2029	100,000	100,990
2.700%, 04/15/2030	50,000	46,929
4.500%, 09/15/2032	250,000	248,615
4.950%, 06/25/2034	100,000	100,335
4.650%, 09/15/2035	100,000	97,358
AutoNation Inc. 3.850%, 03/01/2032	150,000	140,136
O'Reilly Automotive Inc. 4.700%, 06/15/2032	150,000	149,384
		2,119,264
Semiconductors (0.17%)
Intel Corp. 3.750%, 08/05/2027	150,000	148,836
4.875%, 02/10/2028	100,000	100,345
1.600%, 08/12/2028	250,000	235,225
4.000%, 08/05/2029	150,000	147,234
5.125%, 02/10/2030	150,000	151,813
4.650%, 06/01/2031	100,000	99,029
5.200%, 02/10/2033	250,000	252,755
5.300%, 05/15/2036	100,000	99,500
Texas Instruments Inc. 2.900%, 11/03/2027	150,000	147,474
4.900%, 03/14/2033	250,000	253,212
5.100%, 05/23/2035	50,000	50,403
Broadcom Inc. 4.800%, 04/15/2028	100,000	100,559
4.350%, 02/15/2030	100,000	99,000
4.600%, 07/15/2030	150,000	149,491
4.200%, 10/15/2030	130,000	127,434
4.300%, 01/15/2031	100,000	98,368
2.450%, 02/15/2031	150,000	135,718
5.150%, 11/15/2031	100,000	101,753

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Semiconductors (Cont.)
4.550%, 02/15/2032	$ 100,000	$ 98,651
2.600%, 02/15/2033	100,000	86,927
3.419%, 04/15/2033	100,000	91,159
3.469%, 04/15/2034	100,000	89,799
4.800%, 10/15/2034	100,000	97,872
5.200%, 07/15/2035	100,000	100,336
4.800%, 02/15/2036	100,000	97,045
4.000%, 04/15/2029(c)	150,000	147,712
4.150%, 04/15/2032(c)	150,000	144,366
NVIDIA Corp. 1.550%, 06/15/2028	50,000	47,388
2.850%, 04/01/2030	50,000	47,303
2.000%, 06/15/2031	50,000	44,606
4.950%, 06/15/2036	200,000	198,246
Analog Devices Inc. 4.250%, 06/15/2028	100,000	99,680
4.500%, 06/15/2030	50,000	49,878
5.050%, 04/01/2034	100,000	101,064
Marvell Technology Inc. 5.750%, 02/15/2029	50,000	51,267
5.950%, 09/15/2033	50,000	52,507
NXP B.V./NXP Funding LLC/NXP U.S.A. Inc. 3.400%, 05/01/2030	150,000	142,874
2.500%, 05/11/2031	100,000	89,712
5.250%, 08/19/2035	50,000	50,016
QUALCOMM Inc. 5.400%, 05/20/2033	250,000	258,869
5.000%, 05/20/2035	50,000	49,794
		4,735,220
Software (0.17%)
Oracle Corp. 3.250%, 11/15/2027	150,000	147,007
4.500%, 05/06/2028	250,000	248,367
4.800%, 08/03/2028	100,000	99,793
6.150%, 11/09/2029	150,000	153,840
4.650%, 05/06/2030	150,000	147,096
4.450%, 09/26/2030	150,000	144,805
4.950%, 02/04/2031	150,000	146,855
2.875%, 03/25/2031	100,000	89,340
5.250%, 02/03/2032	100,000	98,578
4.800%, 09/26/2032	200,000	190,302
6.250%, 11/09/2032	250,000	256,940
4.900%, 02/06/2033	250,000	237,031
5.200%, 09/26/2035	400,000	374,483
5.700%, 02/04/2036	100,000	96,846
Salesforce Inc. 4.500%, 03/15/2028	200,000	199,748
4.650%, 03/15/2029	200,000	199,896
1.950%, 07/15/2031	50,000	43,549
4.900%, 09/15/2031	200,000	199,554
5.200%, 03/15/2033	100,000	100,176
5.550%, 03/15/2036	200,000	199,848
Synopsys Inc. 4.650%, 04/01/2028	45,000	45,048
	Principal amount	Value
Corporate Bonds (Cont.)
Software (Cont.)
4.850%, 04/01/2030	$ 90,000	$ 90,151
5.000%, 04/01/2032	65,000	65,114
5.150%, 04/01/2035	100,000	99,429
VMware LLC 1.800%, 08/15/2028	50,000	47,303
4.700%, 05/15/2030	50,000	50,094
2.200%, 08/15/2031	50,000	44,033
Roper Technologies Inc. 4.500%, 10/15/2029	100,000	99,363
4.750%, 02/15/2032	100,000	98,970
4.900%, 10/15/2034	100,000	96,649
5.100%, 09/15/2035	100,000	97,150
Adobe Inc. 4.950%, 01/17/2030	100,000	101,361
5.300%, 01/17/2035	100,000	101,158
Microsoft Corp. 1.350%, 09/15/2030	100,000	88,866
Workday Inc. 3.800%, 04/01/2032	150,000	139,678
ServiceNow Inc. 5.400%, 05/15/2036	75,000	74,962
Intuit Inc. 5.500%, 06/15/2036	100,000	99,613
		4,812,996
Specialty Finance (0.29%)
ORIX Corp. 5.000%, 09/13/2027	50,000	50,295
4.000%, 04/13/2032	50,000	47,725
5.400%, 02/25/2035	50,000	50,586
American Express Co. 5.850%, 11/05/2027	150,000	152,842
5.282%, 07/27/2029(d)	150,000	151,986
5.532%, 04/25/2030(d)	150,000	153,332
5.085%, 01/30/2031(d)	100,000	101,199
5.016%, 04/25/2031(d)	100,000	101,021
5.043%, 05/01/2034(d)	150,000	150,242
5.284%, 07/26/2035(d)	100,000	101,012
5.442%, 01/30/2036(d)	60,000	61,225
5.667%, 04/25/2036(d)	60,000	62,144
4.804%, 10/24/2036(d)	50,000	48,418
5.412%, 02/08/2041(d)	100,000	99,849
Synchrony Financial 3.950%, 12/01/2027	150,000	148,478
Sumisho Air Lease Corp. 5.300%, 02/01/2028	250,000	252,150
3.125%, 12/01/2030	200,000	185,252
Sumisho Air Lease Corp. 4.850%, 03/24/2031(c)	100,000	98,957
Fiserv Inc. 5.450%, 03/02/2028	250,000	252,447
4.550%, 02/15/2031	100,000	97,622
5.600%, 03/02/2033	250,000	252,636
5.250%, 08/11/2035	100,000	97,415

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Specialty Finance (Cont.)
Mastercard Inc. 4.875%, 03/09/2028	$ 250,000	$ 251,888
4.850%, 03/09/2033	250,000	251,995
4.875%, 05/09/2034	50,000	50,106
Equifax Inc. 5.100%, 06/01/2028	250,000	252,012
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.000%, 10/29/2028	150,000	144,385
4.125%, 02/28/2029	150,000	147,825
4.375%, 11/15/2030	150,000	147,067
5.375%, 12/15/2031	150,000	152,655
3.300%, 01/30/2032	500,000	457,037
Global Payments Inc. 4.500%, 11/15/2028	50,000	49,401
4.875%, 11/15/2030	100,000	98,307
5.400%, 08/15/2032	150,000	149,414
5.550%, 11/15/2035	100,000	96,943
Capital One Financial Corp.(Variable, U.S. SOFR + 2.08%) 5.468%, 02/01/2029(d)	150,000	151,864
6.312%, 06/08/2029(d)	100,000	102,829
5.247%, 07/26/2030(d)	150,000	151,590
7.624%, 10/30/2031(d)	100,000	109,680
6.377%, 06/08/2034(d)	150,000	158,722
5.884%, 07/26/2035(d)	100,000	102,847
5.197%, 09/11/2036(d)	100,000	97,345
5.399%, 01/30/2037(d)	100,000	98,686
Visa Inc. 3.800%, 02/12/2029	100,000	98,775
1.100%, 02/15/2031	250,000	216,220
4.400%, 02/12/2033	50,000	49,244
4.700%, 02/12/2036	50,000	49,425
Fidelity National Information Services Inc. 4.550%, 03/10/2029	100,000	99,224
4.800%, 03/10/2031	100,000	98,907
5.100%, 07/15/2032	150,000	150,112
S&P Global Inc. 4.250%, 05/01/2029	150,000	148,905
2.500%, 12/01/2029	150,000	140,253
1.250%, 08/15/2030	250,000	218,353
Ally Financial Inc. 6.848%, 01/03/2030(d)	150,000	155,944
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.500%, 08/01/2030	50,000	50,365
PayPal Holdings Inc. 4.950%, 06/01/2031	100,000	100,001
4.400%, 06/01/2032	150,000	145,976
5.150%, 06/01/2034	50,000	49,733
GATX Corp. 5.450%, 09/15/2033	100,000	102,345
6.900%, 05/01/2034	125,000	137,982
	Principal amount	Value
Corporate Bonds (Cont.)
Specialty Finance (Cont.)
Verisk Analytics Inc. 5.250%, 03/15/2035	$ 100,000	$ 99,422
MSCI Inc. 5.250%, 09/01/2035	100,000	97,884
		8,148,501
Steel (0.02%)
ArcelorMittal SA 6.550%, 11/29/2027	150,000	153,577
6.800%, 11/29/2032	150,000	164,572
Nucor Corp. 4.650%, 06/01/2030	50,000	50,050
3.125%, 04/01/2032	150,000	137,895
Steel Dynamics Inc. 3.250%, 01/15/2031	50,000	46,882
5.250%, 05/15/2035	50,000	50,192
		603,168
Technology Hardware (0.16%)
Hewlett Packard Enterprise Co. 4.400%, 09/25/2027	100,000	99,802
4.600%, 03/23/2029	100,000	99,843
4.550%, 10/15/2029	100,000	99,410
4.400%, 10/15/2030	100,000	98,168
5.000%, 10/15/2034	100,000	97,972
Dell International LLC/EMC Corp. 5.250%, 02/01/2028	100,000	101,075
5.300%, 10/01/2029	150,000	152,508
6.200%, 07/15/2030	150,000	157,390
4.500%, 02/15/2031	100,000	98,612
5.300%, 04/01/2032	100,000	101,703
5.750%, 02/01/2033	250,000	259,790
5.400%, 04/15/2034	50,000	50,691
5.100%, 02/15/2036	50,000	49,284
Apple Inc. 1.200%, 02/08/2028	100,000	95,337
4.000%, 05/10/2028	250,000	248,997
4.000%, 05/12/2028	100,000	99,585
1.400%, 08/05/2028	250,000	235,952
3.250%, 08/08/2029	150,000	145,491
4.150%, 05/10/2030	150,000	149,551
1.650%, 02/08/2031	150,000	133,197
4.300%, 05/10/2033	250,000	247,739
4.750%, 05/12/2035	50,000	50,178
Cisco Systems Inc. 4.550%, 02/24/2028	100,000	100,366
4.850%, 02/26/2029	100,000	101,062
4.950%, 02/26/2031	100,000	101,647
5.050%, 02/26/2034	100,000	100,846
5.100%, 02/24/2035	100,000	101,019
TD SYNNEX Corp. 4.300%, 01/17/2029	50,000	49,376
5.300%, 10/10/2035	50,000	49,221
Jabil Inc. 5.450%, 02/01/2029	250,000	253,837

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Technology Hardware (Cont.)
Teledyne Technologies Inc. 2.750%, 04/01/2031	$ 250,000	$ 228,614
HP Inc. 2.650%, 06/17/2031	150,000	134,076
4.200%, 04/15/2032	150,000	143,148
Motorola Solutions Inc. 5.600%, 06/01/2032	150,000	154,367
5.400%, 04/15/2034	100,000	101,235
		4,491,089
Telecommunications (0.20%)
AT&T Inc. 1.650%, 02/01/2028	200,000	191,125
4.100%, 02/15/2028	100,000	99,240
4.350%, 03/01/2029	500,000	496,726
4.300%, 02/15/2030	135,000	133,222
2.750%, 06/01/2031	150,000	136,425
2.250%, 02/01/2032	100,000	87,016
4.900%, 11/01/2035	250,000	242,236
T-Mobile U.S.A. Inc. 4.950%, 03/15/2028	100,000	100,622
4.800%, 07/15/2028	100,000	100,393
2.400%, 03/15/2029	300,000	283,165
3.875%, 04/15/2030	300,000	290,693
2.550%, 02/15/2031	100,000	90,736
3.500%, 04/15/2031	100,000	94,366
2.700%, 03/15/2032	500,000	444,378
5.050%, 07/15/2033	250,000	249,575
4.950%, 11/15/2035	200,000	195,651
5.000%, 02/15/2036	100,000	97,822
Verizon Communications Inc. 2.100%, 03/22/2028	100,000	95,968
3.875%, 02/08/2029	500,000	492,287
1.750%, 01/20/2031	100,000	87,841
2.550%, 03/21/2031	150,000	136,172
2.355%, 03/15/2032	150,000	131,074
5.050%, 05/09/2033	250,000	251,815
4.780%, 02/15/2035	165,000	159,603
5.000%, 01/15/2036	150,000	146,295
British Telecommunications Ltd. 5.125%, 12/04/2028	200,000	201,559
Rogers Communications Inc. 5.000%, 02/15/2029	100,000	100,607
3.800%, 03/15/2032	75,000	69,937
5.300%, 02/15/2034	100,000	99,131
America Movil S.A.B. de C.V. 5.000%, 01/20/2033	200,000	199,374
Vodafone Group PLC 5.350%, 06/18/2036	100,000	99,157
		5,604,211
Tobacco & Cannabis (0.08%)
Philip Morris International Inc. 5.125%, 11/17/2027	150,000	151,382
4.875%, 02/15/2028	150,000	150,894
	Principal amount	Value
Corporate Bonds (Cont.)
Tobacco & Cannabis (Cont.)
5.250%, 09/07/2028	$ 100,000	$ 101,538
5.625%, 11/17/2029	150,000	154,567
5.125%, 02/15/2030	150,000	152,274
5.125%, 02/13/2031	100,000	101,837
5.750%, 11/17/2032	150,000	157,103
5.375%, 02/15/2033	150,000	153,966
4.875%, 04/30/2035	100,000	98,538
4.625%, 10/29/2035	100,000	96,276
BAT International Finance PLC 4.448%, 03/16/2028	150,000	149,608
5.931%, 02/02/2029	150,000	154,606
Altria Group Inc. 6.200%, 11/01/2028	100,000	103,459
BAT Capital Corp. 6.343%, 08/02/2030	150,000	158,564
5.834%, 02/20/2031	100,000	104,167
5.350%, 08/15/2032	100,000	102,344
6.421%, 08/02/2033	150,000	162,144
		2,253,267
Transportation & Logistics (0.10%)
United Airlines 2020-1 Class A Pass Through Trust 5.875%, 10/15/2027	31,115	31,482
Ryder System Inc. 5.250%, 06/01/2028	150,000	151,917
Delta Air Lines Inc. 4.950%, 07/10/2028	100,000	100,368
5.250%, 07/10/2030	50,000	50,545
Southwest Airlines Co. 4.375%, 11/15/2028	100,000	99,220
5.250%, 11/15/2035	100,000	96,804
Union Pacific Corp. 3.700%, 03/01/2029	250,000	245,442
2.800%, 02/14/2032	100,000	91,067
4.500%, 01/20/2033	100,000	99,119
5.100%, 02/20/2035	50,000	50,722
United Parcel Service Inc. 2.500%, 09/01/2029	150,000	141,560
4.650%, 10/15/2030	50,000	50,384
4.875%, 03/03/2033	100,000	101,139
5.250%, 05/14/2035	50,000	51,006
Canadian Pacific Railway Co. 2.875%, 11/15/2029	150,000	142,208
4.800%, 03/30/2030	70,000	70,351
2.450%, 12/02/2031	100,000	88,941
5.200%, 03/30/2035	50,000	50,551
Norfolk Southern Corp. 5.050%, 08/01/2030	150,000	152,346
3.000%, 03/15/2032	100,000	91,514
5.100%, 05/01/2035	50,000	50,272
Fedex Freight Holding Co. Inc. 4.650%, 03/15/2031(c)	100,000	98,231
GXO Logistics Inc. 2.650%, 07/15/2031	150,000	132,959

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Transportation & Logistics (Cont.)
United Airlines 2019-1 Class AA Pass Through Trust 4.150%, 08/25/2031	$ 61,133	$ 59,324
American Airlines 2019-1 Class AA Pass Through Trust 3.150%, 02/15/2032	67,442	63,243
Canadian National Railway Co. 3.850%, 08/05/2032	100,000	95,165
CSX Corp. 4.100%, 11/15/2032	100,000	96,813
American Airlines 2021-1 Class A Pass Through Trust 2.875%, 07/11/2034	78,551	70,705
FedEx Corp. 3.900%, 02/01/2035	50,000	46,094
		2,669,492
Transportation Equipment (0.02%)
PACCAR Financial Corp. 4.450%, 08/06/2027	100,000	100,358
4.000%, 09/26/2029	100,000	98,967
5.000%, 03/22/2034	50,000	50,511
Cummins Inc. 4.900%, 02/20/2029	100,000	101,128
4.700%, 02/15/2031	100,000	100,393
		451,357
Wholesale - Consumer Staples (0.02%)
Sysco Corp. 5.750%, 01/17/2029	100,000	102,514
5.100%, 09/23/2030	100,000	100,956
5.400%, 03/23/2035	50,000	50,222
4.950%, 03/25/2036	50,000	48,121
Bunge Ltd. Finance Corp. 4.550%, 08/04/2030	100,000	99,245
5.150%, 03/19/2036	50,000	49,664
Archer-Daniels-Midland Co. 4.500%, 08/15/2033	100,000	98,489
		549,211
Total Corporate Bonds (cost $210,275,603)		212,934,335
Foreign Government Bonds (1.28%)
Austria (0.01%)
Oesterreichische Kontrollbank AG 3.625%, 09/09/2027	250,000	248,388
		248,388
Canada (0.18%)
Export Development Canada 3.875%, 02/14/2028	150,000	149,235
4.125%, 02/13/2029	200,000	199,658
4.000%, 06/20/2030	200,000	198,333
4.750%, 06/05/2034	200,000	204,759
	Principal amount	Value
Foreign Government Bonds (Cont.)
Canada (Cont.)
Province of Alberta Canada 3.300%, 03/15/2028	$ 250,000	$ 246,171
4.500%, 06/26/2029	100,000	100,656
1.300%, 07/22/2030	250,000	222,418
4.500%, 01/24/2034	100,000	99,766
Province of Quebec Canada 3.625%, 04/13/2028	175,000	173,178
4.500%, 04/03/2029	150,000	150,923
1.350%, 05/28/2030	250,000	223,498
3.875%, 01/14/2031	150,000	147,213
4.500%, 09/08/2033	100,000	99,800
4.250%, 09/05/2034	200,000	195,309
4.625%, 08/28/2035	100,000	99,647
Canada Government International Bond 3.750%, 04/26/2028	175,000	173,853
4.000%, 03/18/2030	200,000	198,622
4.250%, 05/28/2031	200,000	200,247
Province of Manitoba Canada 1.500%, 10/25/2028	100,000	93,936
4.300%, 07/27/2033	50,000	49,181
Province of British Columbia Canada 4.800%, 11/15/2028	100,000	101,201
4.900%, 04/24/2029	150,000	152,446
3.900%, 08/27/2030	150,000	147,637
4.050%, 04/23/2031	200,000	197,448
4.200%, 07/06/2033	100,000	98,109
4.800%, 06/11/2035	100,000	101,042
Province of Ontario Canada 4.200%, 01/18/2029	100,000	99,875
4.700%, 01/15/2030	150,000	151,970
3.900%, 09/04/2030	150,000	147,739
1.125%, 10/07/2030	100,000	87,734
1.600%, 02/25/2031	100,000	88,688
4.050%, 04/16/2031	100,000	98,879
1.800%, 10/14/2031	50,000	43,978
2.125%, 01/21/2032	50,000	44,384
5.050%, 04/24/2034	100,000	103,282
4.850%, 06/11/2035	100,000	101,656
4.450%, 11/20/2035	100,000	98,360
		5,090,831
Chile (0.02%)
Chile Government International Bond 3.240%, 02/06/2028	250,000	244,863
2.550%, 07/27/2033	200,000	171,620
3.500%, 01/31/2034	200,000	181,390
		597,873
Germany (0.13%)
Landwirtschaftliche Rentenbank 3.875%, 09/28/2027	250,000	249,003
0.875%, 09/03/2030	250,000	218,490
Kreditanstalt fuer Wiederaufbau 3.750%, 02/15/2028	200,000	198,747

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)
	Principal amount	Value
Foreign Government Bonds (Cont.)
Germany (Cont.)
2.875%, 04/03/2028	$ 500,000	$ 489,227
3.875%, 06/15/2028	100,000	99,473
4.000%, 03/15/2029	350,000	348,516
1.750%, 09/14/2029	250,000	231,958
4.625%, 03/18/2030	180,000	182,593
3.750%, 07/15/2030	650,000	639,092
0.750%, 09/30/2030	175,000	151,791
4.750%, 10/29/2030	200,000	204,385
4.125%, 07/15/2033	200,000	197,465
4.375%, 02/28/2034	200,000	200,148
0.000%, 04/18/2036(e)	250,000	161,621
		3,572,509
Indonesia (0.04%)
Indonesia Government International Bond 4.550%, 01/11/2028	250,000	250,599
4.100%, 04/24/2028	250,000	249,123
4.750%, 02/11/2029	250,000	251,143
4.850%, 01/11/2033	250,000	246,022
		996,887
Israel (0.03%)
Israel Government International Bond 2.750%, 07/03/2030	250,000	229,441
5.500%, 03/12/2034	200,000	202,817
5.625%, 02/19/2035	200,000	204,221
5.000%, 01/13/2036	200,000	195,026
		831,505
Italy (0.01%)
Republic of Italy Government International Bond 2.875%, 10/17/2029	250,000	238,237
		238,237
Japan (0.03%)
Japan Bank for International Cooperation 4.625%, 07/22/2027	200,000	200,784
4.625%, 07/19/2028	250,000	251,461
3.250%, 07/20/2028	250,000	244,721
1.875%, 04/15/2031	200,000	178,461
		875,427
Mexico (0.07%)
Mexico Government International Bond 5.400%, 02/09/2028	250,000	251,512
4.500%, 04/22/2029	250,000	246,813
2.659%, 05/24/2031	1,000,000	881,150
4.750%, 04/27/2032	200,000	191,600
	Principal amount	Value
Foreign Government Bonds (Cont.)
Mexico (Cont.)
4.875%, 05/19/2033	$ 200,000	$ 189,500
5.625%, 09/22/2035	200,000	194,300
		1,954,875
Panama (0.02%)
Panama Government International Bond 3.298%, 01/19/2033	250,000	221,037
6.400%, 02/14/2035	200,000	211,200
6.875%, 01/31/2036	200,000	218,000
		650,237
Peru (0.02%)
Peruvian Government International Bond 3.000%, 01/15/2034	300,000	259,650
5.375%, 02/08/2035	200,000	201,600
		461,250
Philippines (0.03%)
Philippine Government International Bond 5.170%, 10/13/2027	250,000	252,675
3.750%, 01/14/2029	250,000	246,176
5.609%, 04/13/2033	250,000	258,137
5.000%, 01/27/2036	200,000	196,049
		953,037
Poland (0.04%)
Republic of Poland Government International Bond 5.750%, 11/16/2032	250,000	261,933
4.875%, 10/04/2033	200,000	198,913
5.125%, 09/18/2034	200,000	200,920
5.375%, 02/12/2035	200,000	204,082
5.375%, 04/14/2036	200,000	201,747
		1,067,595
South Korea (0.05%)
Export-Import Bank of Korea 4.250%, 09/15/2027	250,000	249,836
5.000%, 01/11/2028	250,000	252,409
5.125%, 01/11/2033	250,000	258,560
Korea Development Bank, The 4.625%, 02/03/2028	200,000	200,789
3.750%, 01/28/2029	200,000	197,174
4.000%, 01/28/2031	200,000	196,784
		1,355,552
Supranational (0.59%)
Inter-American Development Bank 2.375%, 07/07/2027	250,000	245,607
0.625%, 09/16/2027	250,000	239,620
4.000%, 01/12/2028	250,000	249,334
1.125%, 07/20/2028	250,000	235,164

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)
	Principal amount	Value
Foreign Government Bonds (Cont.)
Supranational (Cont.)
4.125%, 02/15/2029	$ 150,000	$ 149,788
2.250%, 06/18/2029	250,000	236,615
3.500%, 09/14/2029	250,000	244,759
3.750%, 06/14/2030	100,000	98,284
1.125%, 01/13/2031	500,000	436,730
3.500%, 04/12/2033	100,000	95,070
4.500%, 09/13/2033	100,000	100,872
4.375%, 07/17/2034	150,000	149,845
4.375%, 07/16/2035	100,000	99,496
4.125%, 01/23/2036	200,000	194,702
Asian Development Bank 3.125%, 08/20/2027	200,000	197,688
1.250%, 06/09/2028	250,000	236,515
4.500%, 08/25/2028	250,000	251,693
3.125%, 09/26/2028	250,000	244,475
4.375%, 03/06/2029	100,000	100,489
1.875%, 03/15/2029	250,000	235,404
1.750%, 09/19/2029	250,000	231,759
1.875%, 01/24/2030	250,000	230,861
4.125%, 05/30/2030	200,000	199,363
3.750%, 08/28/2030	100,000	98,254
3.125%, 04/27/2032	250,000	235,036
4.125%, 01/12/2034	100,000	98,442
4.375%, 03/22/2035	100,000	99,729
4.250%, 01/14/2036	200,000	196,997
Nordic Investment Bank 3.375%, 09/08/2027	250,000	247,613
European Investment Bank 0.625%, 10/21/2027	250,000	238,905
3.875%, 03/15/2028	225,000	223,911
3.875%, 06/15/2028	180,000	179,007
4.500%, 10/16/2028	500,000	503,584
4.000%, 02/15/2029	225,000	223,994
1.750%, 03/15/2029	100,000	93,851
3.750%, 05/15/2029	150,000	148,127
4.750%, 06/15/2029	225,000	228,487
1.625%, 10/09/2029	250,000	230,512
3.750%, 11/15/2029	300,000	295,805
4.500%, 03/14/2030	300,000	302,992
3.625%, 07/15/2030	250,000	244,619
3.875%, 10/15/2030	200,000	197,390
1.250%, 02/14/2031	250,000	219,178
3.750%, 03/13/2031	300,000	294,138
4.375%, 10/10/2031	250,000	251,567
4.250%, 08/16/2032	500,000	499,097
3.750%, 02/14/2033	200,000	193,548
4.125%, 02/13/2034	150,000	147,652
4.625%, 02/12/2035	150,000	152,320
4.250%, 02/08/2036	250,000	246,156
African Development Bank 4.375%, 11/03/2027	250,000	250,597
4.000%, 03/18/2030	100,000	99,184
4.500%, 06/12/2035	100,000	100,332
International Bank for Reconstruction & Development 0.750%, 11/24/2027	250,000	238,485
	Principal amount	Value
Foreign Government Bonds (Cont.)
Supranational (Cont.)
1.375%, 04/20/2028	$ 200,000	$ 190,364
3.500%, 07/12/2028	250,000	246,770
1.125%, 09/13/2028	200,000	187,292
3.875%, 10/16/2029	200,000	198,007
1.750%, 10/23/2029	250,000	231,226
3.875%, 02/14/2030	250,000	247,195
4.125%, 03/20/2030	250,000	249,247
0.875%, 05/14/2030	250,000	220,423
4.000%, 07/25/2030	250,000	248,078
3.500%, 10/28/2030	365,000	354,786
4.000%, 01/10/2031	250,000	247,793
1.250%, 02/10/2031	250,000	219,178
4.500%, 04/10/2031	150,000	151,772
1.625%, 11/03/2031	250,000	218,771
4.625%, 01/15/2032	250,000	254,276
4.750%, 11/14/2033	100,000	102,383
3.875%, 08/28/2034	250,000	241,275
4.375%, 08/27/2035	200,000	199,063
4.500%, 05/20/2036	250,000	250,619
Council of Europe Development Bank 3.625%, 01/26/2028	250,000	247,850
European Bank for Reconstruction & Development 4.125%, 01/25/2029	150,000	149,741
4.250%, 03/13/2034	100,000	98,992
International Finance Corp. 3.875%, 07/02/2030	100,000	98,823
0.750%, 08/27/2030	250,000	217,357
Asian Infrastructure Investment Bank, The 4.250%, 03/13/2034	100,000	99,181
		16,654,104
Uruguay (0.01%)
Uruguay Government International Bond 4.375%, 01/23/2031	200,000	200,420
		200,420
Total Foreign Government Bonds (cost $35,546,890)		35,748,727
Agency Securities (f) (0.24%)
Federal Farm Credit Banks Funding Corp.
3.750%, 07/03/2028	1,131,000	1,121,943
3.375%, 01/07/2028	350,000	346,029
3.500%, 01/21/2028	250,000	247,524
4.470%, 02/23/2034	500,000	490,902
4.390%, 03/27/2029	250,000	250,212
Federal Home Loan Banks 4.000%, 06/30/2028	1,000,000	996,803
Federal Home Loan Mortgage Corp.
6.750%, 03/15/2031	250,000	276,855

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)
	Principal amount	Value
Agency Securities (Cont.)
Federal Home Loan Mortgage Corp. (Cont.)
6.250%, 07/15/2032	$ 250,000	$ 275,884
4.200%, 12/18/2030	750,000	744,164
4.100%, 01/09/2031	750,000	741,607
Federal National Mortgage Association
7.125%, 01/15/2030	250,000	273,761
6.625%, 11/15/2030	250,000	273,898
7.250%, 05/15/2030	250,000	276,699
0.750%, 10/08/2027	500,000	479,307
Total Agency Securities (cost $6,792,362)		6,795,588
U.S. Treasury Obligations (16.83%)
U.S. Treasury Bill 3.585%, 10/15/2026(g),(h)	161,000	159,248
U.S. Treasury Notes
4.375%, 07/15/2027	3,000,000	3,007,497
3.875%, 07/31/2027	5,000,000	4,985,742
3.625%, 08/31/2027	6,000,000	5,965,312
0.375%, 09/30/2027	10,000,000	9,545,703
3.500%, 09/30/2027	5,000,000	4,960,742
4.125%, 09/30/2027	2,000,000	1,999,453
3.500%, 10/31/2027	5,000,000	4,957,031
2.250%, 11/15/2027	2,000,000	1,949,297
0.625%, 11/30/2027	5,000,000	4,759,180
3.375%, 11/30/2027	2,000,000	1,978,516
4.000%, 12/15/2027	5,000,000	4,988,477
0.625%, 12/31/2027	5,000,000	4,745,312
3.375%, 12/31/2027	4,000,000	3,954,219
3.875%, 12/31/2027	1,000,000	995,781
4.250%, 01/15/2028	2,000,000	2,002,188
3.500%, 01/31/2028	6,000,000	5,938,125
0.750%, 01/31/2028	5,000,000	4,740,039
2.750%, 02/15/2028	5,000,000	4,889,453
3.375%, 02/29/2028	6,000,000	5,925,234
3.875%, 03/15/2028	5,000,000	4,975,781
1.250%, 03/31/2028	5,000,000	4,756,250
3.875%, 03/31/2028	3,000,000	2,985,234
3.625%, 03/31/2028	1,000,000	990,859
3.750%, 04/15/2028	1,000,000	992,891
3.750%, 04/30/2028	6,000,000	5,956,641
3.500%, 04/30/2028	5,000,000	4,941,211
3.750%, 05/15/2028	5,000,000	4,962,891
2.875%, 05/15/2028	3,500,000	3,419,199
4.000%, 05/31/2028	5,000,000	4,985,352
1.250%, 06/30/2028	5,000,000	4,723,438
4.125%, 06/30/2028	1,000,000	999,492
2.875%, 08/15/2028	5,000,000	4,869,922
3.625%, 08/15/2028	1,000,000	989,063
4.375%, 08/31/2028	4,000,000	4,016,875
1.250%, 09/30/2028	3,000,000	2,813,672
4.625%, 09/30/2028	2,000,000	2,019,375
3.500%, 10/15/2028	500,000	492,715
4.875%, 10/31/2028	2,000,000	2,030,781
3.125%, 11/15/2028	5,000,000	4,883,203
	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
4.375%, 11/30/2028	$ 3,000,000	$ 3,013,828
1.375%, 12/31/2028	4,000,000	3,737,344
4.000%, 01/31/2029	4,000,000	3,982,812
2.625%, 02/15/2029	4,000,000	3,847,812
3.500%, 02/15/2029	1,000,000	983,438
4.250%, 02/28/2029	5,000,000	5,010,352
4.125%, 03/31/2029	3,400,000	3,396,016
4.625%, 04/30/2029	3,000,000	3,035,859
2.875%, 04/30/2029	3,000,000	2,897,461
2.375%, 05/15/2029	5,000,000	4,760,742
3.875%, 05/15/2029	1,000,000	992,266
2.750%, 05/31/2029	5,000,000	4,808,008
4.500%, 05/31/2029	4,000,000	4,036,250
4.250%, 06/30/2029	2,000,000	2,004,531
2.625%, 07/31/2029	3,000,000	2,867,344
1.625%, 08/15/2029	5,000,000	4,633,398
3.625%, 08/31/2029	5,000,000	4,919,922
3.500%, 09/30/2029	5,000,000	4,898,437
4.125%, 10/31/2029	2,000,000	1,996,797
1.750%, 11/15/2029	6,000,000	5,550,469
4.125%, 11/30/2029	5,000,000	4,992,187
4.375%, 12/31/2029	7,000,000	7,045,117
3.875%, 12/31/2029	2,000,000	1,980,313
4.250%, 01/31/2030	3,850,000	3,858,422
1.500%, 02/15/2030	15,000,000	13,665,234
4.000%, 02/28/2030	4,000,000	3,975,781
4.000%, 03/31/2030	5,500,000	5,464,980
3.875%, 04/30/2030	4,500,000	4,451,309
4.000%, 05/31/2030	3,750,000	3,724,658
3.875%, 06/30/2030	4,500,000	4,447,969
3.875%, 07/31/2030	3,000,000	2,964,609
3.625%, 08/31/2030	3,500,000	3,424,121
3.625%, 10/31/2030	7,500,000	7,330,664
4.875%, 10/31/2030	3,000,000	3,078,867
0.875%, 11/15/2030	20,000,000	17,367,188
3.500%, 11/30/2030	3,750,000	3,644,824
3.625%, 12/31/2030	5,500,000	5,370,449
3.750%, 01/31/2031	5,000,000	4,905,664
4.000%, 01/31/2031	2,000,000	1,982,656
3.500%, 02/28/2031	3,500,000	3,397,324
4.250%, 02/28/2031	2,000,000	2,003,359
3.875%, 03/31/2031	3,500,000	3,450,234
3.875%, 04/30/2031	4,000,000	3,942,500
4.625%, 04/30/2031	1,000,000	1,017,891
1.625%, 05/15/2031	12,000,000	10,645,781
4.125%, 05/31/2031	3,500,000	3,487,148
4.125%, 06/30/2031	3,500,000	3,487,695
1.250%, 08/15/2031	8,000,000	6,914,062
1.375%, 11/15/2031	7,000,000	6,045,156
1.875%, 02/15/2032	11,500,000	10,144,707
4.000%, 04/30/2032	750,000	740,127
4.125%, 05/31/2032	750,000	744,639
4.000%, 07/31/2032	1,000,000	985,547
2.750%, 08/15/2032	2,000,000	1,836,797
3.875%, 08/31/2032	1,000,000	978,438
3.875%, 09/30/2032	1,000,000	977,852

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)
	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
3.750%, 10/31/2032	$ 1,000,000	$ 970,430
4.125%, 11/15/2032	4,000,000	3,964,062
3.750%, 11/30/2032	1,250,000	1,212,500
3.875%, 12/31/2032	750,000	732,363
3.500%, 02/15/2033	2,000,000	1,908,203
3.750%, 02/28/2033	1,250,000	1,210,693
4.250%, 03/31/2033	1,000,000	996,875
4.125%, 04/30/2033	1,500,000	1,483,594
3.375%, 05/15/2033	2,000,000	1,888,984
4.250%, 05/31/2033	1,750,000	1,743,438
4.250%, 06/30/2033	1,500,000	1,494,141
3.875%, 08/15/2033	7,000,000	6,806,953
4.500%, 11/15/2033	5,000,000	5,050,195
4.000%, 02/15/2034	5,000,000	4,884,766
4.375%, 05/15/2034	5,500,000	5,501,719
3.875%, 08/15/2034	6,500,000	6,278,340
4.250%, 11/15/2034	7,500,000	7,426,758
4.625%, 02/15/2035	7,750,000	7,872,910
4.250%, 05/15/2035	6,000,000	5,929,219
4.250%, 08/15/2035	5,100,000	5,035,055
4.000%, 11/15/2035	5,000,000	4,836,719
4.125%, 02/15/2036	5,750,000	5,609,844
4.375%, 05/15/2036	3,750,000	3,730,078
Total U.S. Treasury Obligations (cost $471,967,330)		471,666,588
Long-term Municipal Bonds (0.05%)
California (0.04%)
State of California, Taxable General Obligation Bonds 6.000%, 03/01/2033	250,000	268,337
4.875%, 09/01/2030	500,000	509,331
Regents of the University of California Medical Center Pooled Taxable Revenue Bonds 4.132%, 05/15/2032	250,000	244,339
		1,022,007
Louisiana (0.01%)
Louisiana Local Government Environmental Facilities & Community Development Authority Taxable Revenue Bonds 4.145%, 02/01/2033	250,000	246,934
		246,934
Total Long-term Municipal Bonds (cost $1,243,228)		1,268,941

	Shares	Value
Short-term Investments (0.70%)
Northern Institutional Treasury Portfolio (Premier Class), 3.513%(i)	19,642,938	$ 19,642,938
Total Short-term Investments (cost $19,642,938)		19,642,938
TOTAL INVESTMENTS (99.95%) (cost $1,165,028,563)		2,800,319,183
OTHER ASSETS, NET OF LIABILITIES (0.05%)		1,439,905
NET ASSETS (100.00%)		$2,801,759,088

(a)	Non-income producing security.
(b)	Security valued pursuant to Level 3 unobservable inputs.
(c)
Securities exempt from registration pursuant to Rule 144A under the
Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At
June 30, 2026, the value of these securities amounted to $1,778,852 or
0.06% of net assets.

(d)	Floating rate security. The rate presented is the rate in effect at June 30, 2026, and the related index and spread are shown parenthetically for each security.
(e)	Zero coupon bond.
(f)
The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 6,
2008, the Federal Housing Finance Agency placed the Federal National
Mortgage Association (“Fannie Mae”) and the Federal Home Loan
Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States
Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

(g)	Security pledged as collateral to cover margin requirements for open futures contracts.
(h)	Discount rate at the time of purchase.
(i)	Rate shown is the 7-day yield as of June 30, 2026.
PLC
Public Limited Company
ADR
American Depositary Receipt
LLC
Limited Liability Company
At June 30, 2026, the Fund had open futures contracts as follows:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P 500	6	9/18/2026	USD	$2,264,475	$26,850

ADVISERS INVESTMENT TRUST
STATE FARM INTERIM FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Principal amount	Value
U.S. Treasury Obligations (99.34%)
U.S. Treasury Notes
4.375%, 07/15/2027	$2,400,000	$ 2,405,997
2.750%, 07/31/2027	2,680,000	2,640,742
3.875%, 07/31/2027	550,000	548,432
0.375%, 07/31/2027	450,000	432,229
2.250%, 08/15/2027	550,000	538,613
3.125%, 08/31/2027	2,950,000	2,916,352
3.625%, 08/31/2027	2,920,000	2,903,119
0.500%, 08/31/2027	500,000	479,453
3.375%, 09/15/2027	3,000,000	2,972,812
3.500%, 09/30/2027	2,680,000	2,658,958
4.125%, 09/30/2027	2,312,000	2,311,368
0.375%, 09/30/2027	500,000	477,285
3.875%, 10/15/2027	2,575,000	2,565,746
3.500%, 10/31/2027	3,430,000	3,400,523
4.125%, 10/31/2027	2,150,000	2,148,740
0.500%, 10/31/2027	750,000	714,785
4.125%, 11/15/2027	1,000,000	999,375
2.250%, 11/15/2027	675,000	657,888
3.875%, 11/30/2027	3,000,000	2,988,164
3.375%, 11/30/2027	2,500,000	2,473,145
4.000%, 12/15/2027	2,800,000	2,793,547
3.875%, 12/31/2027	3,150,000	3,136,711
3.375%, 12/31/2027	2,000,000	1,977,109
0.625%, 12/31/2027	900,000	854,156
4.250%, 01/15/2028	2,500,000	2,502,734
0.750%, 01/31/2028	3,920,000	3,716,191
3.500%, 01/31/2028	2,170,000	2,147,622
4.250%, 02/15/2028	3,400,000	3,403,852
2.750%, 02/15/2028	400,000	391,156
4.000%, 02/29/2028	3,400,000	3,390,969
3.375%, 02/29/2028	1,600,000	1,580,062
1.125%, 02/29/2028	500,000	475,762
3.875%, 03/15/2028	2,753,000	2,739,665
3.625%, 03/31/2028	3,340,000	3,309,470
3.875%, 03/31/2028	2,070,000	2,059,812
3.750%, 04/15/2028	2,950,000	2,929,027
3.500%, 04/30/2028	3,400,000	3,360,023
1.250%, 04/30/2028	3,185,000	3,022,764
3.750%, 04/30/2028	2,240,000	2,223,813
2.875%, 05/15/2028	4,000,000	3,907,656
3.750%, 05/15/2028	1,750,000	1,737,012
3.625%, 05/31/2028	2,900,000	2,871,453
4.000%, 05/31/2028	1,980,000	1,974,199
1.250%, 05/31/2028	1,130,000	1,069,969
3.875%, 06/15/2028	2,000,000	1,989,062
4.000%, 06/30/2028	3,250,000	3,239,971
4.125%, 06/30/2028	2,725,000	2,723,616
1.250%, 06/30/2028	500,000	472,344
3.875%, 07/15/2028	1,700,000	1,690,238
4.125%, 07/31/2028	3,300,000	3,297,680
1.000%, 07/31/2028	1,350,000	1,265,625
3.625%, 08/15/2028	2,850,000	2,818,828
2.875%, 08/15/2028	2,625,000	2,556,709
4.375%, 08/31/2028	1,200,000	1,205,062
1.125%, 08/31/2028	1,000,000	937,578
3.375%, 09/15/2028	1,600,000	1,573,375
	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
4.625%, 09/30/2028	$2,000,000	$ 2,019,375
1.250%, 09/30/2028	700,000	656,523
3.500%, 10/15/2028	1,970,000	1,941,296
4.875%, 10/31/2028	2,900,000	2,944,633
1.375%, 10/31/2028	2,350,000	2,205,053
3.125%, 11/15/2028	1,200,000	1,171,969
3.500%, 11/15/2028	700,000	689,473
1.500%, 11/30/2028	2,125,000	1,995,757
4.375%, 11/30/2028	1,680,000	1,687,744
3.500%, 12/15/2028	920,000	905,769
3.750%, 12/31/2028	3,000,000	2,970,234
1.375%, 12/31/2028	600,000	560,602
3.500%, 01/15/2029	940,000	924,909
4.000%, 01/31/2029	2,750,000	2,738,184
1.750%, 01/31/2029	2,000,000	1,882,266
2.625%, 02/15/2029	1,100,000	1,058,148
3.500%, 02/15/2029	690,000	678,572
4.250%, 02/28/2029	2,970,000	2,976,149
1.875%, 02/28/2029	600,000	565,617
3.500%, 03/15/2029	1,570,000	1,543,568
4.125%, 03/31/2029	2,500,000	2,497,070
2.375%, 03/31/2029	2,000,000	1,907,812
3.875%, 04/15/2029	1,460,000	1,448,936
4.625%, 04/30/2029	3,000,000	3,035,859
2.875%, 04/30/2029	1,000,000	965,820
3.875%, 05/15/2029	1,270,000	1,260,177
2.375%, 05/15/2029	600,000	571,289
4.500%, 05/31/2029	3,960,000	3,995,887
4.125%, 06/15/2029	1,580,000	1,578,519
4.250%, 06/30/2029	3,250,000	3,257,363
3.250%, 06/30/2029	1,000,000	974,336
4.000%, 07/31/2029	3,150,000	3,134,988
2.625%, 07/31/2029	1,000,000	955,781
1.625%, 08/15/2029	1,960,000	1,816,292
3.625%, 08/31/2029	4,150,000	4,083,535
3.500%, 09/30/2029	3,505,000	3,433,805
4.125%, 10/31/2029	3,530,000	3,524,346
4.000%, 10/31/2029	250,000	248,623
1.750%, 11/15/2029	250,000	231,270
4.125%, 11/30/2029	3,735,000	3,729,164
4.375%, 12/31/2029	2,530,000	2,546,307
3.875%, 12/31/2029	1,440,000	1,425,825
4.250%, 01/31/2030	3,180,000	3,186,956
1.500%, 02/15/2030	1,545,000	1,407,519
4.000%, 02/28/2030	5,225,000	5,193,364
4.000%, 03/31/2030	4,575,000	4,545,870
3.625%, 03/31/2030	870,000	853,144
3.875%, 04/30/2030	4,080,000	4,035,853
3.500%, 04/30/2030	2,790,000	2,722,430
0.625%, 05/15/2030	4,050,000	3,538,529
4.000%, 05/31/2030	4,085,000	4,057,394
3.750%, 05/31/2030	250,000	246,045
3.875%, 06/30/2030	3,700,000	3,657,219
3.750%, 06/30/2030	250,000	245,937
3.875%, 07/31/2030	3,525,000	3,483,416
4.000%, 07/31/2030	790,000	784,260

ADVISERS INVESTMENT TRUST
STATE FARM INTERIM FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)
	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
0.625%, 08/15/2030	$3,000,000	$ 2,598,047
3.625%, 08/31/2030	3,900,000	3,815,449
4.125%, 08/31/2030	300,000	299,168
4.625%, 09/30/2030	1,630,000	1,656,615
3.625%, 09/30/2030	1,050,000	1,026,867
3.625%, 10/31/2030	3,100,000	3,030,008
0.875%, 11/15/2030	4,360,000	3,786,047
3.500%, 11/30/2030	3,060,000	2,974,177
3.625%, 12/31/2030	3,410,000	3,329,679
3.750%, 01/31/2031	3,545,000	3,478,116
1.125%, 02/15/2031	4,520,000	3,944,230
3.500%, 02/28/2031	2,850,000	2,766,393
3.875%, 03/31/2031	3,380,000	3,331,941
3.875%, 04/30/2031	3,960,000	3,903,075
4.625%, 04/30/2031	300,000	305,367
1.625%, 05/15/2031	4,300,000	3,814,738
4.125%, 05/31/2031	2,880,000	2,869,425
4.125%, 06/30/2031	3,990,000	3,975,973
U.S. Treasury Bonds
6.125%, 11/15/2027	1,100,000	1,128,918
6.250%, 05/15/2030	630,000	676,020
Total U.S. Treasury Obligations (cost $289,938,714)		287,985,582

	Shares	Value
Short-term Investments (0.22%)
Northern Institutional Treasury Portfolio (Premier Class), 3.513%(a)	647,642	647,642
Total Short-term Investments (cost $647,642)		647,642
TOTAL INVESTMENTS (99.56%) (cost $290,586,356)		288,633,224
OTHER ASSETS, NET OF LIABILITIES (0.44%)		1,268,858
NET ASSETS (100.00%)		$289,902,082

(a)	Rate shown is the 7-day yield as of June 30, 2026.

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (98.40%)
Alabama (4.78%)
City of Athens, Alabama, Electric Revenue Warrants	3.750%	06/01/2027	$ 645,000	$ 645,259
City of Athens, Alabama, Water & Sewer Revenue Refunding Warrants	3.000%	05/01/2028	980,000	974,191
City of Athens, Alabama, Electric Revenue Warrants	4.000%	06/01/2028	665,000	665,362
City of Athens, Alabama, Water & Sewer Revenue Refunding Warrants	3.125%	05/01/2029	1,010,000	1,003,253
Black Belt Energy Gas District Revenue Bonds, Series C-1(a)	5.250%	06/01/2029	1,000,000	1,050,924
Black Belt Energy Gas District Revenue Bonds, Series B(b)	5.250%	12/01/2030	2,000,000	2,148,850
Black Belt Energy Gas District Revenue Bonds, Series E	5.000%	07/01/2033	1,500,000	1,570,958
Black Belt Energy Gas District Revenue Refunding Bonds, Series H-1	5.000%	01/01/2034	1,015,000	1,063,992
Black Belt Energy Gas District Revenue Bonds, Series D(c)	5.000%	11/01/2034	1,740,000	1,854,825
Black Belt Energy Gas District Revenue Bonds, Series A	5.000%	12/01/2034	1,000,000	1,058,304
Black Belt Energy Gas District Revenue Bonds, Series E(d)	5.000%	05/01/2035	2,000,000	2,129,946
Health Care Authority of the City of Huntsville Revenue Bonds, Series B	5.000%	06/01/2035	1,000,000	1,122,294
Energy Southeast A Cooperative District Revenue Bonds, Series A	5.000%	11/01/2035	1,580,000	1,667,744
Southeast Energy Authority A Cooperative District Revenue Bonds, Series H	5.000%	11/01/2035	1,000,000	1,063,453
Madison Water & Wastewater Board Revenue Refunding Bonds	4.000%	12/01/2035	215,000	220,158
Black Belt Energy Gas District Revenue Bonds, Series C	5.250%	06/01/2036	2,460,000	2,650,741
Madison Water & Wastewater Board Revenue Refunding Bonds	4.000%	12/01/2036	310,000	315,521
Mobile County Board of School Commissioners Special Tax Warrants, Series B	5.000%	03/01/2037	1,000,000	1,080,387
Jefferson County Sewer Revenue Refunding Warrants	5.000%	10/01/2038	1,000,000	1,086,474
				23,372,636
Alaska (1.57%)
Municipality of Anchorage, Alaska, General Obligation Bonds, Series A	3.250%	09/01/2028	1,095,000	1,094,564
Municipality of Anchorage, Alaska, General Obligation Bonds, Series B	3.250%	09/01/2028	1,050,000	1,049,582
Municipality of Anchorage, Alaska, General Obligation Bonds, Series A	3.500%	09/01/2029	1,390,000	1,389,147
Municipality of Anchorage, Alaska, General Obligation Bonds, Series B	3.500%	09/01/2029	1,090,000	1,089,331
Municipality of Anchorage, Alaska, General Obligation Bonds, Series A	3.500%	09/01/2030	1,440,000	1,439,612
Alaska Municipal Bank Authority Master Resolution Revenue Bonds, Series A	5.500%	10/01/2042	1,560,000	1,594,321
				7,656,557
Arizona (2.08%)
County of Pima, Arizona, General Obligation Bonds, Series A	4.000%	07/01/2026	2,000,000	2,000,000
Pima County Unified School District No. 10 Amphitheater, Arizona, General Obligation Bonds, Series D	5.000%	07/01/2026	555,000	555,000
Pima County Unified School District No. 10 Amphitheater, Arizona, General Obligation Bonds, Series D	5.000%	07/01/2027	400,000	400,637
Maricopa County Industrial Development Authority Revenue Refunding Bonds, Series A	5.000%	01/01/2032	1,000,000	1,098,736
Maricopa County School District No. 3 Tempe Elementary General Obligation Bonds, Series C	5.000%	07/01/2036	1,000,000	1,152,515
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A	4.000%	01/01/2038	1,000,000	997,987
Western Maricopa Education Center District No. 402, General Obligation Bonds, Series A	5.000%	07/01/2039	1,350,000	1,515,322
Maricopa County Industrial Development Authority Revenue Refunding Bonds, Series D	5.000%	12/01/2041	1,305,000	1,402,390
Superstition Fire & Medical District, General Obligation Bonds	5.000%	07/01/2042	975,000	1,067,532
				10,190,119
Arkansas (0.41%)
State of Arkansas, General Obligation Refunding Bonds	4.000%	06/01/2027	2,000,000	2,006,126
California (3.28%)
Southern California Public Power Authority Revenue Refunding Bonds, Series A	5.000%	07/01/2028	755,000	789,184
California Statewide Communities Development Authority Revenue Bonds, Series 2009C(e)	5.000%	11/01/2029	2,500,000	2,681,984
City of La Mesa, California, General Obligation Refunding Bonds	4.000%	08/01/2030	540,000	540,452
City of La Mesa, California, General Obligation Refunding Bonds	4.000%	08/01/2031	400,000	400,296
City of La Mesa, California, General Obligation Refunding Bonds	4.000%	08/01/2032	500,000	500,300
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series B	5.000%	07/01/2035	1,340,000	1,395,461
Antioch Unified School District, General Obligation Bonds, Election of 2008, Series E	3.000%	08/01/2035	1,150,000	1,124,298

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
California (Cont.)
Central Unified School District, General Obligation Bonds, Election of 2016, Series C	3.000%	08/01/2035	$ 300,000	$ 294,582
Gavilan Joint Community College District, General Obligation Bonds, Series B	3.000%	08/01/2035	1,000,000	978,081
California Community Choice Financing Authority Sustainable Revenue Bonds	5.000%	12/01/2035	1,055,000	1,146,671
Gavilan Joint Community College District, General Obligation Bonds, Series B	3.000%	08/01/2036	1,000,000	954,268
Central Unified School District, General Obligation Bonds, Election of 2016, Series C	3.000%	08/01/2037	755,000	702,984
San Francisco City & County Airport Commission International Airport Revenue Refunding Bonds, Series A (AMT)	5.250%	05/01/2039	2,000,000	2,275,256
University of California Revenue Bonds, Series CA	5.000%	05/15/2039	2,000,000	2,262,929
				16,046,746
Colorado (2.08%)
Garfield Pitkin & Eagle Counties School District No. RE-1 Roaring Fork, General Obligation Refunding Bonds, Series B	2.500%	12/15/2027	1,500,000	1,485,628
Adams 12 Five Star Schools, General Obligation Refunding Bonds, Series B	5.000%	12/15/2034	2,000,000	2,021,106
Town of Estes Park, Colorado, Power & Communications Enterprise Revenue Refunding Bonds, Series A	4.000%	11/01/2035	980,000	987,797
Westminster Public Schools General Obligation Bonds, Series A	5.000%	12/01/2037	2,000,000	2,261,248
Rangeview Library District, Certificate of Participation, Series A	5.000%	12/15/2037	650,000	711,047
Adams & Weld Counties School District No. 27J Brighton, Colorado, General Obligation Bonds, Series A	5.500%	12/01/2039	1,000,000	1,191,938
Adams & Arapahoe Counties Joint School District 28J Aurora, General Obligation Bonds	5.500%	12/01/2040	1,300,000	1,525,551
				10,184,315
Connecticut (1.79%)
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series A-2(f)	2.000%	07/01/2026	3,500,000	3,500,000
State of Connecticut, General Obligation Bonds, Series C	5.000%	08/15/2032	1,000,000	1,123,590
State of Connecticut Special Tax Obligation Revenue Bonds, Series A(g)	4.000%	09/01/2035	1,300,000	1,302,551
State of Connecticut Special Tax Revenue Refunding Bonds	5.000%	07/01/2042	2,515,000	2,811,005
				8,737,146
Delaware (0.24%)
City of Wilmington, Delaware, General Obligation Refunding Bonds	5.000%	01/01/2042	1,045,000	1,161,840
Florida (3.93%)
School District of Broward County, Florida, Refunding Certificate of Participation, Series A	5.000%	07/01/2029	1,000,000	1,063,313
County of Broward, Florida, Port Facilities Revenue Bonds (AMT)	5.000%	09/01/2030	1,000,000	1,063,972
County of Lee, Florida, Airport Revenue Variable Revenue Bonds, Series A-2 (AMT)(h)	5.000%	10/01/2031	1,000,000	1,073,150
Florida Municipal Loan Council Revenue Bonds, Series A	3.000%	08/01/2032	520,000	516,609
County of Miami-Dade School Board Refunding Certificate of Participation, Series A	5.000%	02/01/2033	1,000,000	1,115,651
Florida Municipal Loan Council Revenue Bonds, Series A	3.250%	08/01/2033	535,000	535,712
County of Miami-Dade Seaport Department Senior Revenue Refunding Bonds, Series A (AMT)	5.000%	10/01/2035	1,000,000	1,078,908
Florida Department of Management Services, Certificate of Participation, Series A	3.000%	11/01/2035	1,000,000	934,080
County of Miami-Dade, Florida, Aviation Revenue Refunding Bonds, Series A (AMT)(i)	5.000%	10/01/2037	1,000,000	1,109,491
Orlando Utilities Commission Utility System Revenue Bonds, Series 2018A	5.000%	10/01/2037	540,000	552,004
County of Miami-Dade, Florida, Water & Sewer System Revenue Refunding Bonds, Series B	4.000%	10/01/2038	2,000,000	2,005,151
City of Wildwood, Florida, Utility System Revenue Bonds, Series A	5.000%	11/01/2038	1,375,000	1,531,304
School District of Broward County, Florida, General Obligation Refunding Bonds	5.000%	07/01/2039	1,000,000	1,144,275
County of Broward, Florida, Port Facilities Revenue Bonds (AMT)	5.000%	09/01/2039	500,000	537,099
County of Pasco, Florida, Solid Waste Disposal & Resource Recovery System Revenue Bonds, Series A (AMT)	5.000%	10/01/2039	1,105,000	1,212,389
County of Sarasota, Florida, Utility System Revenue Bonds	5.250%	10/01/2039	1,000,000	1,103,484
City of South Miami Health Facilities Authority Revenue Refunding Bonds	5.000%	08/15/2042	1,500,000	1,522,892
County of Lee, Forida, Airport Revenue Bonds, Series A-1 (AMT)	5.250%	10/01/2042	1,000,000	1,107,139
				19,206,623

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Georgia (1.79%)
Bartow County Development Authority Revenue Refunding Bonds	1.800%	09/01/2029	$ 1,000,000	$ 938,301
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series C(j)	5.000%	12/01/2031	5,000,000	5,292,649
Harris County School District, General Obligation Bonds	3.000%	03/01/2035	250,000	245,294
Metropolitan Atlanta Rapid Transit Authority Sales Tax Sustainable Revenue Refunding Bonds, Series B	5.000%	07/01/2038	1,250,000	1,476,611
City of Winder, Georgia, Water & Sewerage Revenue Bonds	5.000%	01/01/2039	695,000	793,383
				8,746,238
Hawaii (0.23%)
State of Hawaii Department of Budget & Finance Special Purpose Revenue Refunding Bonds	5.000%	07/01/2036	1,000,000	1,134,657
Idaho (0.47%)
Idaho State University Revenue Bonds	4.000%	04/01/2033	180,000	182,881
Idaho Health Facilities Authority Revenue Refunding Bonds	4.000%	03/01/2034	400,000	410,774
Boise State University Revenue Bonds, Series A	5.000%	04/01/2034	240,000	248,232
Idaho State University Revenue Bonds	4.000%	04/01/2034	255,000	258,110
Boise State University Revenue Bonds, Series A	5.000%	04/01/2035	250,000	258,294
Boise State University Revenue Refunding Bonds, Series A	3.000%	04/01/2035	300,000	292,219
Idaho State University Revenue Bonds	4.000%	04/01/2035	175,000	176,769
Idaho State University Revenue Bonds	4.000%	04/01/2036	200,000	201,388
Boise State University Revenue Refunding Bonds, Series A	3.000%	04/01/2037	310,000	292,633
				2,321,300
Illinois (7.48%)
State of Illinois Sales Tax Revenue Bonds, Series A	5.000%	06/15/2032	3,010,000	3,307,814
Chicago Midway International Airport Senior Lien Revenue Refunding Bonds, Series A (AMT)	5.000%	01/01/2033	1,250,000	1,359,681
Village of Schaumburg, Illinois, General Obligation Refunding Bonds	4.000%	12/01/2034	2,500,000	2,611,978
Sangamon County School District No. 186 Springfield, General Obligation Bonds(g)	3.000%	02/01/2035	1,000,000	960,594
Chicago Park District, General Obligation Refunding Bonds, Series F-2	4.000%	01/01/2036	300,000	301,392
County of Will, Illinois, General Obligation Refunding Bonds	5.000%	11/15/2036	500,000	570,739
Chicago O'Hare International Airport Senior Lien Revenue Bonds, Series G (AMT)	5.000%	01/01/2037	2,000,000	2,014,769
State of Illinois, General Obligation Bonds, Series B	5.000%	05/01/2037	5,000,000	5,456,879
Illinois Housing Development Authority Sustainable Revenue Refunding Bonds, Series A	3.750%	10/01/2037	1,200,000	1,190,533
Chicago O'Hare International Airport General Senior Lien Revenue Bonds, Series B	5.000%	01/01/2038	520,000	541,911
DuPage County Community Unit School District No. 200 Wheaton-Warrenville, General Obligation Bonds	5.000%	01/15/2038	2,645,000	2,928,033
Illinois Finance Authority Revenue Refunding Bonds	4.000%	08/01/2038	1,500,000	1,445,782
Chicago O'Hare International Airport Senior Lien Revenue Bonds, Series A (AMT)	5.000%	01/01/2039	1,500,000	1,629,297
State of Illinois Sales Tax Revenue Bonds, Series B	5.000%	06/15/2039	1,000,000	1,096,302
Village of Mundelein, Illinois, General Obligation Bonds	4.000%	12/15/2039	1,355,000	1,357,940
Illinois State Toll Highway Authority Revenue Bonds, Series B	5.000%	01/01/2040	3,000,000	3,003,502
Chicago Midway International Airport Senior Lien Revenue Refunding Bonds, Series A (AMT)	5.250%	01/01/2041	605,000	649,484
Illinois State Toll Highway Authority Senior Revenue Bonds, Series A	5.000%	01/01/2041	1,590,000	1,690,169
Sales Tax Securitization Corporation Senior Lien Revenue Refunding Bonds, Series A	5.000%	01/01/2041	1,200,000	1,300,846
Chicago O'Hare International Airport Senior Lien Revenue Bonds, Series D	5.250%	01/01/2042	1,000,000	1,008,367
City of Joliet, Illinois, Waterworks & Sewerage Revenue Bonds	5.000%	01/01/2042	1,000,000	1,080,720
City of Aurora, Illinois, General Obligation Bonds, Series C	5.000%	12/30/2042	1,000,000	1,079,742
				36,586,474
Indiana (3.71%)
East Noble School Building Corporation Revenue Bonds	2.000%	01/15/2027	1,205,000	1,195,371
City of Lebanon, Indiana, Sewage Works Revenue Bonds (Prerefunded to 07-01-2027 @ 100)(g)	4.000%	07/01/2027	895,000	907,958
East Allen County Schools, General Obligation Bonds	5.000%	01/15/2028	565,000	582,876
Carmel Redevelopment Authority Revenue Bonds, Series B	5.000%	01/15/2033	2,485,000	2,755,650
City of Whiting, Indiana, Environmental Facilities Variable Revenue Refunding Bonds (AMT)(k)	4.000%	06/10/2033	1,000,000	1,018,705

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Indiana (Cont.)
City of Fort Wayne, Indiana, Waterworks Utility Revenue Bonds, Series A	3.000%	12/01/2033	$ 650,000	$ 628,542
IPS Multi-School Building Corporation Sustainable Revenue Bonds	5.000%	01/15/2034	1,300,000	1,460,789
Hamilton Southeastern Consolidated School Building Corporation Revenue Bonds	5.000%	07/15/2034	335,000	345,247
City of Fort Wayne, Indiana, Waterworks Utility Revenue Bonds, Series A	3.000%	12/01/2034	675,000	646,849
Indianapolis Local Public Improvement Bond Bank Revenue Refunding Bonds, Series E	5.000%	02/01/2035	900,000	986,430
East Allen Multi School Building Corporation Revenue Bonds	5.000%	07/15/2036	1,000,000	1,104,386
Brownsburg 1999 School Building Corporation Revenue Bonds	5.250%	07/15/2038	1,790,000	1,935,927
Peru Multi-School Building Corporation Revenue Bonds	5.000%	07/15/2039	1,000,000	1,107,823
Johnson County Redevelopment Authority Revenue Bonds	5.000%	07/15/2040	1,180,000	1,265,980
Brownsburg 1999 School Building Corporation Revenue Bonds	5.000%	07/15/2042	1,000,000	1,093,629
Clark-Pleasant Community School Building Corporation Revenue Bonds	5.000%	07/15/2043	1,000,000	1,093,747
				18,129,909
Iowa (1.63%)
Waukee Community School District, General Obligation Refunding Bonds, Series B	2.000%	06/01/2027	2,100,000	2,074,392
City of Cedar Rapids, Iowa, Water Revenue Refunding Bonds, Series D	3.000%	06/01/2029	950,000	950,029
City of Council Bluffs, Iowa, General Obligation Refunding Bonds, Series A	3.000%	06/01/2029	1,050,000	1,050,160
City of West Des Moines, Iowa, General Obligation Bonds, Series D	3.000%	06/01/2031	1,770,000	1,728,908
Cedar Rapids Community School District, General Obligation Bonds	5.000%	06/01/2035	1,000,000	1,099,202
Des Moines Independent Community School District General Obligation Bonds(i)	5.000%	06/01/2039	1,000,000	1,094,298
				7,996,989
Kansas (1.24%)
Johnson County Unified School District No. 512 Shawnee Mission, General Obligation Refunding Bonds, Series A	3.000%	10/01/2027	1,000,000	1,000,207
State of Kansas Department of Transportation Revenue Bonds, Series A	5.000%	09/01/2033	4,000,000	4,097,462
Sedgwick County Unified School District No. 263 Mulvane General Obligation Bonds, Series A	5.000%	09/01/2043	900,000	968,627
				6,066,296
Kentucky (4.71%)
Northern Kentucky Water District Revenue Bonds, Series A	4.000%	02/01/2028	1,110,000	1,110,713
City of Owensboro, Kentucky, Water Revenue Refunding Bonds	3.250%	09/15/2029	1,735,000	1,737,346
Lexington-Fayette Urban County Government, General Obligation Bonds, Series A	3.000%	10/01/2029	1,060,000	1,057,352
City of Owensboro, Kentucky, Water Revenue Refunding Bonds	3.375%	09/15/2030	1,800,000	1,804,032
Lexington-Fayette Urban County Government, General Obligation Bonds, Series A	3.125%	10/01/2030	1,095,000	1,095,024
Northern Kentucky Water District Revenue Refunding Bonds	3.000%	02/01/2031	2,160,000	2,144,181
Kenton County School District Finance Corporation Revenue Bonds	2.000%	02/01/2032	1,770,000	1,595,231
Kentucky Public Energy Authority Revenue Refunding Bonds, Series B(l)	5.000%	08/01/2032	3,330,000	3,520,594
City of Bowling Green, Kentucky, Water & Sewer System Revenue Bonds	3.000%	06/01/2033	3,115,000	3,034,663
Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series B	5.000%	12/01/2033	655,000	674,020
Kentucky Public Energy Authority Revenue Refunding Bonds, Series C	5.000%	05/01/2036	1,000,000	1,053,549
Kentucky Municipal Energy Agency Power System Revenue Bonds	5.000%	01/01/2039	785,000	859,049
Kentucky State Property & Buildings Commission Revenue Bonds, Series A	5.000%	05/01/2039	1,130,000	1,226,241
Woodford County School District Finance Corporation Revenue Bonds, Series A	5.000%	08/01/2039	1,000,000	1,070,369
Franklin County School District, General Obligation Bonds	5.000%	06/01/2042	1,000,000	1,068,164
				23,050,528
Louisiana (1.64%)
State of Louisiana General Obligation Bonds, Series E	5.000%	09/01/2032	2,000,000	2,247,631
St. John the Baptist Parish School District No. 1, General Obligation Bonds	5.250%	03/01/2037	1,500,000	1,650,664
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds	5.000%	08/15/2037	1,000,000	1,015,910
New Orleans Aviation Board Revenue Refunding Bonds, Series B (AMT)	5.000%	01/01/2039	1,025,000	1,094,712

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Louisiana (Cont.)
Parish of St. John the Baptist, Los Angeles, General Obligation Bonds	5.000%	03/01/2039	$ 1,000,000	$ 1,126,773
City of West Monroe, Louisiana, Sales & Use Tax Revenue Bonds, Series A	5.000%	12/01/2039	830,000	890,737
				8,026,427
Maryland (1.39%)
City of Baltimore, Maryland, Revenue Bonds, Series A	5.000%	07/01/2035	1,000,000	1,099,532
Maryland Health & Higher Educational Facilities Authority Variable Revenue Refunding Bonds(m)	5.000%	08/15/2036	2,500,000	2,791,259
County of Baltimore, Maryland, General Obligation Bonds	4.000%	03/01/2038	1,750,000	1,770,014
County of Baltimore, Maryland, General Obligation Bonds	5.000%	03/01/2039	1,000,000	1,148,941
				6,809,746
Massachusetts (3.07%)
Massachusetts Development Finance Agency Variable Revenue Bonds, Series A-1(n)	5.000%	05/13/2032	3,000,000	3,340,629
Massachusetts Development Finance Agency Revenue Refunding Bonds, Partners Healthcare System	5.000%	07/01/2035	1,400,000	1,400,000
Massachusetts Development Finance Agency Variable Revenue Bonds(o)	5.000%	11/01/2035	2,000,000	2,325,377
Massachusetts School Building Authority Sales Tax Sustainable Revenue Refunding Bonds	5.000%	02/15/2036	500,000	585,399
Commonwealth of Massachusetts, General Obligation Bonds, Series A	5.000%	01/01/2037	1,810,000	1,894,505
Massachusetts Development Finance Agency Revenue Bonds, Series A	5.000%	10/01/2038	1,000,000	1,135,944
Commonwealth of Massachusetts, General Obligation Bonds, Series J	5.000%	12/01/2038	1,000,000	1,008,192
Commonwealth of Massachusetts, General Obligation Refunding Bonds, Series B	5.000%	05/01/2039	1,480,000	1,634,078
Commonwealth of Massachusetts Transportation Fund Revenue Refunding Bonds	5.000%	06/01/2040	500,000	566,376
Massachusetts Development Finance Agency Revenue Refunding Bonds, Series N	5.000%	07/01/2042	1,000,000	1,118,529
				15,009,029
Michigan (2.69%)
Hamilton Community School District, General Obligation Refunding Bonds	4.000%	05/01/2028	300,000	300,355
Rockford Public Schools, General Obligation Bonds, Series I	4.000%	05/01/2035	1,755,000	1,786,692
Van Buren Public Schools, Michigan, General Obligation Refunding Bonds	4.000%	11/01/2035	1,000,000	1,016,935
Grosse Pointe Public School System, General Obligation Refunding Bonds	5.000%	05/01/2036	1,635,000	1,720,002
Lowell Area Schools, General Obligation Bonds	4.000%	05/01/2036	865,000	879,568
West Bloomfield School District, General Obligation Bonds	3.000%	05/01/2036	3,825,000	3,664,832
Dundee Community Schools, General Obligation Bonds	5.000%	05/01/2037	1,000,000	1,090,535
Northville Public Schools General Obligation Bonds, Series II	5.000%	05/01/2039	1,495,000	1,685,598
Michigan State Housing Development Authority Single Family Mortgage Sustainable Revenue Bonds, Series C	4.650%	06/01/2041	1,000,000	1,020,838
				13,165,355
Minnesota (2.92%)
City of Eagan, Minnesota, General Obligation Bonds, Series A	3.250%	02/01/2032	1,245,000	1,243,405
Duluth Independent School District No. 709, General Obligation Bonds, Series A(p)	0.000%	02/01/2033	1,000,000	797,673
White Bear Lake Independent School District No. 624, General Obligation Bonds, Series A	5.000%	02/01/2033	4,000,000	4,449,155
North St. Paul-Maplewood-Oakdale Independent School District No. 622, General Obligation Bonds, Series B	3.000%	02/01/2034	3,300,000	3,252,142
Minnesota Municipal Gas Agency Revenue Bonds, Series A	5.000%	09/01/2035	1,000,000	1,043,494
City of Minneapolis, Minnesota, General Obligation Bonds	3.000%	12/01/2035	2,000,000	1,923,522
Pequot Lakes Independent School District No. 186, General Obligation Bonds, Series A	5.000%	02/01/2036	960,000	1,088,926
Minnesota Housing Finance Agency Revenue Bonds, Series B	5.000%	08/01/2036	425,000	474,912
				14,273,229
Mississippi (0.62%)
State of Mississippi, General Obligation Bonds, Series F	3.000%	11/01/2026	3,000,000	3,011,557
Missouri (1.57%)
Grain Valley No. R-5 School District, General Obligation Bonds, Series A	5.000%	03/01/2035	1,000,000	1,032,651

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Missouri (Cont.)
City of Columbia, Montana, Water & Electric System Revenue Refunding Bonds, Series B	3.000%	10/01/2035	$ 2,520,000	$ 2,381,905
Park Hill School District of Platte County, General Obligation Bonds	3.350%	03/01/2036	1,000,000	977,747
Nixa Public Schools, General Obligation Bonds	5.000%	03/01/2039	1,170,000	1,290,862
Willard No. R-2, General Obligation Refunding Bonds	5.000%	03/01/2039	860,000	935,936
Troy Reorganized School District No. 3 Lincoln County, General Obligation Bonds	5.000%	03/01/2040	1,000,000	1,077,302
				7,696,403
Montana (3.10%)
Hellgate School District No. 4, General Obligation Bonds	5.000%	06/15/2032	945,000	962,832
Missoula High School District No. 1, General Obligation Bonds	4.000%	07/01/2032	1,010,000	1,009,548
Hellgate School District No. 4, General Obligation Bonds	5.000%	06/15/2033	1,005,000	1,023,106
Hellgate School District No. 4, General Obligation Bonds	5.000%	06/15/2034	505,000	513,620
Cascade County High School District A Great Falls, General Obligation Bonds	5.000%	07/01/2034	725,000	752,389
Flathead County School District No. 6 Columbia Falls, General Obligation Bonds	4.000%	07/01/2034	1,000,000	1,030,615
Hellgate School District No. 4, General Obligation Bonds	5.250%	06/15/2035	880,000	896,074
Flathead County School District No. 44 Whitefish, General Obligation Bonds	4.000%	07/01/2035	845,000	858,264
Flathead County School District No. 6 Columbia Falls, General Obligation Bonds	4.000%	07/01/2035	750,000	769,986
Lewis & Clark County K-12 School District No. 9 East Helena, General Obligation Bonds	5.000%	07/01/2035	1,925,000	1,994,129
Montana State Board of Regents Revenue Refunding Bonds	3.000%	11/15/2035	3,660,000	3,489,233
Flathead County School District No. 44 Whitefish, General Obligation Bonds	4.000%	07/01/2036	585,000	593,538
Montana State Board of Regents Revenue Refunding Bonds	5.000%	11/15/2043	1,150,000	1,278,043
				15,171,377
Nebraska (0.71%)
City of Lincoln, Nebraska, Sanitary Sewer Revenue Bonds	3.000%	06/15/2034	1,105,000	1,070,092
City of Kearney, Nebraska, General Obligation Bonds	4.000%	05/15/2035	500,000	502,836
County of Sarpy, Nebraska, General Obligation Bonds	3.500%	06/01/2037	1,000,000	1,000,083
City of La Vista, Nebraska, General Obligation Bonds	3.000%	09/15/2041	1,000,000	891,705
				3,464,716
Nevada (0.20%)
Clark County School District, General Obligation Refunding Bonds, Series C	4.000%	06/15/2037	1,000,000	1,002,783
New Hampshire (0.24%)
New Hampshire Health & Education Facilities Authority Act Revenue Bonds, Series A	5.000%	06/01/2035	1,000,000	1,163,397
New Jersey (0.88%)
New Jersey Health Care Facilities Financing Authority Revenue Refunding Bonds	5.000%	07/01/2029	2,000,000	2,131,379
New Jersey Educational Facilities Authority Variable Revenue Bonds, Series A(q)	5.000%	07/01/2031	2,000,000	2,189,805
				4,321,184
New Mexico (2.68%)
City of Santa Fe, New Mexico, General Obligation Bonds	4.000%	08/01/2026	225,000	225,180
City of Santa Fe, New Mexico, General Obligation Bonds	4.000%	08/01/2027	700,000	700,724
Rio Rancho Public School District No. 94, General Obligation Bonds, Series A	3.000%	08/01/2027	1,515,000	1,515,301
City of Santa Fe, New Mexico, General Obligation Bonds	4.000%	08/01/2028	725,000	725,586
Las Cruces School District No. 2, General Obligation Bonds, Series C	3.500%	08/01/2028	900,000	899,888
City of Santa Fe, New Mexico, General Obligation Bonds	4.000%	08/01/2029	750,000	750,571
Santa Fe Public School District, General Obligation Bonds	3.625%	08/01/2029	2,000,000	1,998,996
Albuquerque Municipal School District No. 12, General Obligation Bonds	5.000%	08/01/2034	1,800,000	1,876,466
Albuquerque Municipal School District No. 12, General Obligation Bonds	5.000%	08/01/2035	2,600,000	2,707,462
New Mexico Finance Authority State Transportation Subordinate Lien Revenue Bonds, Series A	5.000%	06/15/2039	1,500,000	1,716,835
				13,117,009

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
New York (3.53%)
New York State Housing Finance Agency Affordable Housing Variable Sustainability Revenue Bonds, Series J(r)	1.100%	05/01/2027	$ 525,000	$ 514,270
New York City Transitional Financing Authority Future Tax Subordinate Revenue Refunding Bonds	5.000%	11/01/2031	2,020,000	2,235,150
City of New York, General Obligation Refunding Bonds, Subseries F-1	5.000%	08/01/2032	1,000,000	1,114,386
New York City Transitional Finance Authority Building Aid Revenue Refunding Bonds, Series S-2	5.000%	07/15/2033	1,000,000	1,144,142
New York Energy Finance Development Corporation Variable Revenue Bonds(s)	5.000%	12/01/2033	1,500,000	1,549,811
State of New York Mortgage Agency Revenue Refunding Bonds, Series 220	2.400%	10/01/2034	1,000,000	901,436
State of New York Mortgage Agency Homeowner Mortgage Sustainable Revenue Refunding Bonds (AMT)	3.950%	10/01/2036	300,000	297,951
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds, Series B-1	5.250%	11/01/2036	1,500,000	1,672,798
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Refunding Bonds, Fiscal 2026	5.000%	11/01/2036	1,000,000	1,146,214
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 250	5.000%	10/15/2037	1,350,000	1,563,207
New York City Municipal Water Finance Authority Revenue Refunding Bonds, Series DD	5.000%	06/15/2038	1,000,000	1,176,039
New York State Dormitory Authority Revenue Bonds	5.000%	07/01/2038	1,225,000	1,372,770
New York State Dormitory Authority Revenue Bonds(i)	5.000%	10/01/2039	1,320,000	1,466,273
City of New York, General Obligation Bonds, Series D	5.000%	10/01/2041	1,000,000	1,104,027
				17,258,474
North Carolina (0.39%)
Buncombe County Metropolitan Sewerage District Revenue Refunding Bonds	4.000%	07/01/2027	1,210,000	1,210,721
City of Gastonia, North Carolina, Combined Utilities System Revenue Bonds	5.000%	05/01/2028	700,000	701,386
				1,912,107
North Dakota (1.08%)
City of Bismarck, North Dakota, General Obligation Refunding Bonds, Series L	3.125%	05/01/2028	845,000	845,240
City of Bismarck, North Dakota, General Obligation Refunding Bonds, Series L	3.250%	05/01/2029	835,000	834,978
City of Bismarck, North Dakota, General Obligation Refunding Bonds, Series M	3.125%	05/01/2031	1,015,000	1,014,999
City of Bismarck, North Dakota, General Obligation Refunding Bonds, Series M	3.125%	05/01/2032	1,060,000	1,059,688
City of Fargo, North Dakota, General Obligation Refunding Bonds, Series A	3.000%	05/01/2034	1,550,000	1,529,998
				5,284,903
Ohio (1.70%)
Northwest Local School District, Hamilton & Butler Counties, General Obligation Bonds	5.000%	12/01/2027	175,000	175,301
Northwest Local School District, Hamilton & Butler Counties, General Obligation Bonds	4.000%	12/01/2030	365,000	365,235
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2031	350,000	350,276
Lakewood City School District, General Obligation Refunding Bonds, Series B	4.000%	11/01/2032	220,000	222,658
City of Marysville, Ohio, Water System Revenue Bonds	4.000%	12/01/2032	315,000	315,146
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2032	375,000	375,259
Lakewood City School District, General Obligation Refunding Bonds, Series B	4.000%	11/01/2033	370,000	373,914
City of Marysville, Ohio, Water System Revenue Bonds	4.000%	12/01/2033	235,000	235,146
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2033	400,000	400,232
City of Toledo, Ohio, General Obligation Bonds	5.250%	12/01/2034	1,000,000	1,116,175
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2034	875,000	875,461
City of Marysville, Ohio, Water System Revenue Bonds	4.000%	12/01/2035	1,870,000	1,870,864
State of Ohio Revenue Refunding Bonds	5.000%	01/15/2036	750,000	825,609
Euclid City School District, General Obligation Refunding Bonds	5.000%	01/15/2037	725,000	813,762
				8,315,038
Oklahoma (1.71%)
City of Tulsa, Oklahoma, General Obligation Bonds	3.000%	04/01/2028	3,000,000	3,001,142
Edmond Public Works Authority Revenue Bonds	5.000%	07/01/2032	1,500,000	1,529,928

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Oklahoma (Cont.)
Oklahoma County Finance Authority Revenue Bonds	5.000%	09/01/2036	$ 2,500,000	$ 2,723,618
Oklahoma Turnpike Authority Senior Revenue Bonds, Series A	5.000%	01/01/2042	1,000,000	1,109,470
				8,364,158
Oregon (1.00%)
Deschutes County Administrative School District No. 1 Bend-La Pine, General Obligation Bonds	3.000%	06/15/2035	2,865,000	2,696,900
Chemeketa Community College District, General Obligation Bonds, Series B	5.000%	06/15/2038	1,000,000	1,135,375
State of Oregon Housing & Community Services Department Mortgage Revenue Bonds, Series A	4.750%	07/01/2040	1,000,000	1,043,615
				4,875,890
Pennsylvania (2.06%)
Pennsylvania Housing Finance Agency Revenue Bonds, Series 137	2.200%	04/01/2033	2,785,000	2,478,906
Allegheny County Hospital Development Authority Revenue Refunding Bonds	5.000%	07/15/2033	1,220,000	1,284,973
Pennsylvania Economic Development Financing Authority Revenue Refunding Bonds, Series A	5.000%	12/15/2039	960,000	1,005,291
Pennsylvania Housing Finance Agency Sustainable Revenue Bonds, Series 153A(i)	4.400%	10/01/2041	1,000,000	1,007,887
Dallastown Area School District, General Obligation Bonds	5.000%	03/15/2043	1,000,000	1,075,813
Philadelphia Energy Authority Sustainable Revenue Bonds	5.000%	11/01/2043	1,000,000	1,095,180
County of Dauphin, Pennsylvania, General Obligation Refunding Notes, Series B	5.000%	11/15/2043	2,000,000	2,147,379
				10,095,429
Rhode Island (1.50%)
Rhode Island Health & Educational Building Corporation Revenue Bonds, Series C	5.000%	05/15/2032	1,065,000	1,176,316
Rhode Island Housing & Mortgage Finance Corporation Revenue Bonds, Series 76-A	2.200%	10/01/2033	780,000	687,105
Rhode Island Health & Educational Building Corporation Revenue Bonds, Series H	5.000%	05/15/2036	1,550,000	1,771,619
Rhode Island Health & Educational Building Corporation Revenue Bonds, Series D	4.000%	05/15/2041	1,000,000	992,913
Rhode Island Health & Educational Building Corporation Revenue Bonds, Series D	5.250%	05/15/2042	2,445,000	2,701,567
				7,329,520
South Carolina (0.29%)
Town of Fort Mill, South Carolina, Water & Sewer System Revenue Bonds	3.500%	12/01/2027	380,000	380,034
Town of Fort Mill, South Carolina, Water & Sewer System Revenue Bonds	4.000%	12/01/2028	520,000	520,221
Town of Fort Mill, South Carolina, Water & Sewer System Revenue Bonds	4.000%	12/01/2030	535,000	535,147
				1,435,402
Tennessee (0.75%)
Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series A(t)	4.000%	09/01/2028	1,000,000	1,012,541
Tennessee State School Bond Authority Revenue Bonds	5.000%	11/01/2042	2,525,000	2,652,285
				3,664,826
Texas (9.59%)
Lake Travis Independent School District, General Obligation Refunding Bonds (Prerefunded to 02-15-2027 @ 100)(g)	4.000%	02/15/2027	280,000	282,315
Lake Travis Independent School District, General Obligation Refunding Bonds (Prerefunded to 02-15-2027 @ 100)(g)	4.000%	02/15/2027	485,000	489,009
Denton Independent School District, Variable General Obligation Bonds, Series B1(u)	4.000%	08/15/2028	3,000,000	3,065,815
Bell County Water Control & Improvement District No. 1 Revenue Bonds	5.000%	07/10/2031	535,000	584,815
Upper Brushy Creek Water Control & Improvement District, General Obligation Bonds	3.000%	08/15/2031	1,000,000	998,146
Aldine Independent School District, General Obligation Refunding Bonds	4.000%	02/15/2033	1,000,000	1,005,807
Humble Independent School District, General Obligation Refunding Bonds	5.000%	02/15/2033	690,000	777,229
City of Laredo, Texas, Waterworks & Sewer System Revenue Bonds	5.000%	03/01/2033	200,000	206,146
Texas Water Development Board Revenue Bonds, Series A	5.000%	04/15/2033	2,405,000	2,721,857
City of Laredo, Texas, Waterworks & Sewer System Revenue Bonds	4.000%	03/01/2034	280,000	283,210
Lovejoy Independent School District, General Obligation Bonds	5.000%	02/15/2035	1,250,000	1,436,121

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Texas (Cont.)
City of Laredo, Texas, Waterworks & Sewer System Revenue Bonds	4.000%	03/01/2035	$ 200,000	$ 201,958
State of Texas, General Obligation Bonds (AMT)	5.000%	08/01/2035	1,500,000	1,682,572
State of Texas, General Obligation Refunding Bonds, Series B	5.000%	08/01/2035	1,000,000	1,139,602
Texas State Technical College Revenue Bonds	5.250%	08/01/2035	1,000,000	1,120,066
City of Dallas, Texas, General Obligation Bonds	5.000%	02/15/2036	1,000,000	1,135,377
City of Greenville, Texas, Waterworks and Sewer System Revenue Bonds	6.000%	02/15/2036	1,280,000	1,534,251
Pecos Barstow Toyah Independent School District, General Obligation Bonds	5.000%	02/15/2036	1,745,000	1,796,982
Richardson Independent School District, General Obligation Bonds, Series A	5.000%	02/15/2036	1,000,000	1,098,895
Texas Municipal Gas Acquisition & Supply Corporation Revenue Bonds	5.000%	04/01/2036	1,000,000	1,057,679
Texas A&M University Revenue Bonds	5.250%	05/15/2036	1,000,000	1,114,601
Harris County Cultural Education Facilities Finance Corporation Revenue Refunding Bonds(i)	5.000%	07/01/2036	1,000,000	1,139,365
Trinity River Authority Central Regional Wastewater System Revenue Bonds	3.500%	08/01/2036	1,000,000	993,336
Leander Independent School District, General Obligation Refunding Bonds, Series A	5.000%	08/15/2036	1,000,000	1,148,112
Texas Water Development Board Revenue Bonds	4.450%	10/15/2036	1,000,000	1,068,936
Texas Water Development Board Revenue Bonds	4.000%	10/15/2036	1,000,000	1,007,013
City of Cedar Park, Texas, General Obligation Bonds	5.000%	02/15/2037	1,000,000	1,072,220
County of Kaufman, Texas, General Obligation Bonds	5.000%	02/15/2037	1,700,000	1,897,486
Waller Consolidated Independent School District, General Obligation Bonds	5.000%	02/15/2037	1,000,000	1,094,026
City of Beaumont, Texas, Certificates of Obligation, General Obligation Bonds	5.000%	03/01/2038	810,000	893,345
North Texas Tollway Authority First Tier Revenue Refunding Bonds, Series A	4.125%	01/01/2039	1,000,000	1,015,419
City of San Antonio, Texas, Electric & Gas Systems Revenue Bonds, Series A	5.000%	02/01/2039	1,010,000	1,119,580
Fort Worth Independent School District Revenue Refunding Bonds, Series A	5.000%	02/15/2039	960,000	1,122,723
Pecos Barstow Toyah Independent School District, General Obligation Bonds	5.000%	02/15/2039	1,000,000	1,053,621
County of Smith, Texas, General Obligation Bonds	5.000%	08/15/2039	1,000,000	1,082,857
Harlandale Independent School District, General Obligation Bonds, Series A	5.250%	08/15/2039	1,000,000	1,103,947
Northside Independent School District, General Obligation Refunding Bonds	5.000%	08/15/2039	1,105,000	1,127,244
City of Houston, Texas, Combined Utility System First Lien Revenue Refunding Bonds, Series D	5.000%	11/15/2039	1,725,000	1,727,215
Austin Community College District, General Obligation Bonds, Unrefunded Balance	4.000%	08/01/2040	230,000	229,993
Trinity River Authority Central Regional Wastewater System Revenue Refunding Bonds	5.000%	08/01/2042	1,500,000	1,639,342
County of Harris, Texas, Toll Road Revenue Refunding Bonds	5.000%	08/15/2042	1,500,000	1,660,345
				46,928,578
Utah (1.13%)
Central Utah Water Conservancy District Revenue Refunding Bonds, Series B	4.000%	10/01/2033	2,500,000	2,517,215
Wasatch County School District Local Building Authority Revenue Bonds	5.000%	06/01/2034	750,000	826,869
Duchesne County School District Revenue Bonds	5.000%	06/01/2036	1,150,000	1,198,656
City of Salt Lake, Utah, Revenue Bonds, Series A (AMT)	5.000%	07/01/2042	1,000,000	1,010,031
				5,552,771
Vermont (0.37%)
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2032	175,000	183,947
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2033	190,000	199,383
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2034	255,000	267,091
City of Burlington, Vermont, General Obligation Bonds, Series B	5.000%	11/01/2034	410,000	429,441
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2035	265,000	277,023
City of Burlington, Vermont, General Obligation Bonds, Series B	5.000%	11/01/2035	435,000	454,736
				1,811,621
Virginia (1.20%)
County of Stafford, Virginia, General Obligation Bonds	4.000%	07/01/2030	1,205,000	1,205,721
Virginia Public Building Authority Revenue Bonds, Series B (AMT)	5.000%	08/01/2034	1,000,000	1,045,950
City of Danville, Virginia, General Obligation Bonds	4.000%	09/01/2039	1,625,000	1,659,450
City of Richmond, Virginia, Public Utility Revenue Refunding Bonds, Series B	5.000%	01/15/2043	1,750,000	1,949,293
				5,860,414

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Washington (1.97%)
City of Tacoma, Washington, Sewer Revenue Refunding Bonds, Series A	3.250%	12/01/2028	$ 350,000	$ 349,868
King County School District No. 414 Lake Washington, General Obligation Bonds	4.000%	12/01/2033	2,500,000	2,521,502
Kitsap County School District No. 303 Bainbridge Island, General Obligation Bonds, Series A	4.000%	12/01/2033	840,000	847,225
Yakima & Kittitas Counties School District No. 119 Selah, General Obligation Bonds	4.375%	12/01/2034	1,040,000	1,067,791
Okanogan County Public Utility District No. 1 Revenue Bonds, Series A	4.000%	12/01/2035	500,000	509,970
City of Seattle, Washington, Drainage & Wastewater Improvement Revenue Refunding Bonds	4.000%	05/01/2036	1,000,000	1,000,063
State of Washington, General Obligation Bonds, Series 2024-A	5.000%	08/01/2038	1,000,000	1,104,938
Mason County School District No. 402 Pioneer, General Obligation Refunding Bonds	5.000%	12/01/2039	1,000,000	1,109,445
Island County Consolidated School District No. 206 South Whidbey, General Obligation Bonds	5.000%	12/01/2042	1,000,000	1,104,392
				9,615,194
Wisconsin (7.00%)
Wisconsin-Dells School District, General Obligation Bonds	3.125%	03/01/2030	1,595,000	1,595,752
City of Fond Du Lac, Wisconsin, General Obligation Refunding Bonds, Series A	2.000%	03/01/2031	895,000	821,606
Burlington Area School District, Wisconsin, General Obligation Bonds	3.125%	04/01/2031	1,000,000	999,030
Poynette School District, General Obligation Bonds	3.000%	04/01/2031	850,000	844,893
Burlington Area School District, Wisconsin, General Obligation Bonds	3.250%	04/01/2032	1,120,000	1,120,616
Hamilton School District, Wisconsin, General Obligation Bonds	3.250%	04/01/2032	2,000,000	2,000,021
Poynette School District, General Obligation Bonds	3.125%	04/01/2032	1,520,000	1,515,522
Western Technical College District, General Obligation Refunding Bonds, Series F	3.000%	04/01/2032	1,420,000	1,416,736
City of Muskego, Wisconsin, General Obligation Refunding Bonds, Series A	4.000%	06/01/2032	675,000	680,393
City of Muskego, Wisconsin, General Obligation Refunding Bonds, Series A	4.000%	06/01/2034	1,390,000	1,399,672
Sun Prairie Area School District, Wisconsin, General Obligation Refunding Bonds	3.000%	03/01/2035	1,405,000	1,356,181
New Richmond School District, General Obligation Bonds	4.000%	04/01/2035	2,000,000	2,059,368
Public Finance Authority Revenue Bonds	5.000%	12/31/2035	2,500,000	2,756,024
Sun Prairie Area School District, Wisconsin, General Obligation Refunding Bonds	3.000%	03/01/2036	1,535,000	1,464,665
City of Kaukauna, Wisconsin, General Obligation Bonds, Series A	5.000%	09/01/2036	1,750,000	1,939,257
Chippewa Falls Area Unified School District, Wisconsin, General Obligation Refunding Bonds	5.000%	03/01/2038	1,050,000	1,215,440
Wisconsin Health & Educational Facilities Authority Revenue Refunding Bonds	5.000%	07/01/2038	1,000,000	1,000,839
Two Rivers Public School District, General Obligation Refunding Bonds	4.000%	03/01/2039	1,000,000	1,009,452
Wisconsin Health & Educational Facilities Authority Revenue Refunding Bonds	4.000%	04/01/2039	1,000,000	971,874
Wisconsin Health & Educational Facilities Authority Revenue Refunding Bonds	5.000%	06/01/2039	1,100,000	1,197,759
Wisconsin Health & Educational Facilities Authority Revenue Refunding Bonds	5.000%	11/15/2039	3,025,000	3,030,726
Public Finance Authority Revenue Bonds	5.000%	12/01/2039	750,000	790,095
Wisconsin Health & Educational Facilities Authority Revenue Refunding Bonds	5.000%	04/01/2040	2,810,000	3,047,771
				34,233,692
Total Long-term Municipal Bond (cost $481,975,528)				481,364,728

	Shares	Value
Short-term Investments (1.78%)
Northern Institutional Treasury Portfolio (Premier Class), 3.513%(v)	8,723,163	8,723,163
Total Short-term Investments (cost $8,723,163)		8,723,163
TOTAL INVESTMENTS (100.18%) (cost $490,698,691)		490,087,891
LIABILITIES, NET OF OTHER ASSETS ((0.18)%)		(894,240)
NET ASSETS (100.00%)		$489,193,651

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

(a)	Rate shown is fixed until mandatory tender date of June 1, 2029.
(b)	Rate shown is fixed until mandatory tender date of December 1, 2030.
(c)	Rate shown is fixed until mandatory tender date of November 1, 2034.
(d)	Rate shown is fixed until mandatory tender date of May 1, 2035.
(e)	Rate shown is fixed until mandatory tender date of November 1, 2029.
(f)	Rate shown is fixed until mandatory tender date of July 1, 2026.
(g)	Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government, U.S. Government Agency or other securities to support the timely payment of principal and interest.
(h)	Rate shown is fixed until mandatory tender date of October 1, 2031.
(i)	Security purchased on a “when-issued” basis.
(j)	Rate shown is fixed until mandatory tender date of December 1, 2031.
(k)	Rate shown is fixed until mandatory tender date of June 10, 2033.
(l)	Rate shown is fixed until mandatory tender date of August 1, 2032.
(m)	Rate shown is fixed until mandatory tender date of August 15, 2036.
(n)	Rate shown is fixed until mandatory tender date of May 13, 2032.
(o)	Rate shown is fixed until mandatory tender date of November 1, 2035.
(p)	Zero coupon bond.
(q)	Rate shown is fixed until mandatory tender date of July 1, 2031.
(r)	Rate shown is fixed until mandatory tender date of May 1, 2027.
(s)	Rate shown is fixed until mandatory tender date of December 1, 2033.
(t)	Rate shown is fixed until mandatory tender date of September 1, 2028.
(u)	Rate shown is fixed until mandatory tender date of August 15, 2028.
(v)	Rate shown is the 7-day yield as of June 30, 2026.